Annual Report


 . Pacific Select Fund







                                      [LOGO OF PACIFIC SELECT FUND APPEARS HERE]

Dear Shareholders:

     We are pleased to share with you the Pacific Select Fund (the "Fund") Annual Report dated December 31, 1996. The Fund is the underlying investment vehicle for variable life insurance policies and variable annuity contracts offered by Pacific Mutual Life Insurance Company ("Pacific Mutual") and variable annuity contracts administered by Pacific Corinthian Life Insurance Company.

     Pacific Mutual, as Adviser to the Fund engaged other firms to serve as Portfolio Managers under Pacific Mutual's supervision for twelve of the Portfolios. Pacific Investment Management Company ("PIMCO") serves as Portfolio Manager for the Managed Bond Portfolio and the Government Securities Portfolio. Capital Guardian Trust Company ("Capital Guardian") serves as Portfolio Manager for the Growth Portfolio. Columbus Circle Investors ("CCI") serves as Portfolio Manager for the Aggressive Equity Portfolio. Janus Capital Corporation ("Janus") serves as Portfolio Manager for the Growth LT Portfolio. J.P. Morgan Investment Management Inc. ("JPMIM") serves as Portfolio Manager for the Equity Income Portfolio and the Multi-Strategy Portfolio. Greenwich Street Advisors, a division of Smith Barney Mutual Funds Management Inc. ("Greenwich") serves as Portfolio Manager for the Equity Portfolio and the Bond and Income Portfolio. Bankers Trust Company ("Bankers Trust") serves as Portfolio Manager for the Equity Index Portfolio. Templeton Investment Counsel, Inc. ("Templeton") serves as Portfolio Manager for the International Portfolio. Blairlogie Capital Management ("Blairlogie") serves as Portfolio Manager for the Emerging Markets Portfolio.

     We look forward to continued growth in assets in 1997 and beyond.

Sincerely,

/s/ Thomas C. Sutton

Thomas C. Sutton
Chairman and President
Pacific Select Fund

                   PACIFIC SELECT FUND PERFORMANCE DISCUSSION

MONEY MARKET PORTFOLIO
----------------------


The total return for the Money Market Portfolio for the year ended December 31, 1996 was 5.07%**. The yield, measured during the 7-day period ending December 31, 1996, was 5.3%.

In 1996 the core rate of inflation advanced a mild 2.6% while the targeted federal funds rate remained at 5.25%, unchanged following the Federal Open Market Committee's January 31 meeting. This environment was conducive to keeping short-term interest rates in a narrow trading range, with 3-month Treasury bills ending the year at 5.19% versus 5.07% one year ago. During this period, top-tier commercial paper ranged between 5.20% and 5.50%.

The Portfolio's extension of the average maturity through the use of asset-backed money market tranches and holdings of short-term corporate debt were positive contributors to performance and helped stabilize cash flow reinvestment. By year-end, however, the average maturity of the Portfolio was shortened to 47 days.

Moving into 1997, Pacific Mutual believes that the Portfolio's shortened average maturity will benefit performance in the event the Federal Reserve moves interest rates higher as protection against inflationary trends. The use of Agency reset notes should also provide the Portfolio some protection against a possible rise in short-term rates.

HIGH YIELD BOND PORTFOLIO
-------------------------

The total return for the High Yield Bond Portfolio for the year ended December 31, 1996 was 11.31%.** versus 12.42%* for the First Boston High Yield Bond Index and 2.91%* for the Lehman Brothers Government/Corporate Bond Index.

High-yield corporate bonds were outstanding performers in 1996 relative to government and mortgage-backed securities. In the corporate sector, lower-quality bonds outperformed their investment-grade counterparts. Within the high-yield sector, intermediate maturity issues had better performance than long-term issues while securities rated B or lower generally outperformed securities rated BB. The Portfolio underperformed its high-yield benchmark over the twelve-month period primarily because the Portfolio's emphasis remained on the higher-quality tier of this market.

Looking ahead in 1997, Pacific Mutual believes that the favorable environment for high-yield bonds should continue, with slow, steady growth and inflation in check. Even though yield spreads remain narrow by historical measures, the high-yield market offers a number of attractive investment opportunities.

-----------------------------------------------------------------------------------------------------------------------
                                                                    Performance Comparison
                                                                        as of 12/31/96
                                      ---------------------------------------------------------------------------------
                                           1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96
                                      ---------------------------------------------------------------------------------
High Yield Bond Portfolio               $10,000  10,600  11,039  11,081  13,805  16,389  19,341  19,421  23,088  25,695

First Boston High Yield Index           $10,000  10,989  11,033  10,330  14,850  17,325  20,601  20,402  23,953  26,927

Lehman Brothers Government Corporate
   Bond Index                           $10,000  10,396  11,875  12,858  14,932  16,065  17,837  17,212  20,521  21,118
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                  High Yield Bond Portfolio
               Total Returns as of 12/31/96**

                                         First
                                         Boston        Lehman
                       Portfolio         Index          Index
                       ---------         -----          -----
1 Year                  11.31%          12.42%          2.91%

3 Years#                 9.93%           9.33%          5.79%

5 Years#                13.22%          12.63%          7.18%

# Annualized
-------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.


MANAGED BOND/GOVERNMENT SECURITIES PORTFOLIOS
---------------------------------------------

The total returns for the year ended December 31, 1996 for the Managed Bond Portfolio and the Government Securities Portfolio were 4.25%** and 2.94%**, respectively. The total returns for the Lehman Brothers Government/Corporate Bond

-------------------------------
* All indices are unmanaged. Sources for indices : AIM /TM/ Asset Investment Management software, Micropal, Inc., Portland, Oregon.

**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

Index and the Lehman Brothers Government Bond Index for the corresponding period were 2.91%* and 2.77%*, respectively.

After rising in the first six months of 1996, interest rates began to drop in the second half as fears of an overheating economy began to fade. PIMCO's use of multiple strategies, ranging from sector rotation to in-depth analysis of individual securities, contributed to the outperformance of both Portfolios compared with their respective benchmarks. Although above-market durations detracted from returns during the first six months and had little effect in the third quarter, the higher-than-index durations were beneficial to both Portfolios during the final quarter when yields fell 0.25% on average.

PIMCO reported that the Managed Bond Portfolio's strong relative performance was the result of opportunities found in higher-yielding corporate bonds, mortgage pass-throughs, and selected currency-hedged, foreign government securities. Mortgage pass-throughs provided yield premiums and price gains relative to Treasury issues while investment in Canadian government notes performed well amid that country's lower inflation and subdued economic growth.

Performance of the Government Securities Portfolio was bolstered by holdings in pass-through mortgage securities, which added income above Treasuries. Holdings of short-term adjustable rate mortgages performed well as did a small position in Canadian government notes.

Looking ahead in 1997, PIMCO currently intends to maintain an average portfolio maturity above that of the market indexes to reflect a moderately bullish stance on interest rates. PIMCO expects that rates will trend downward in the first half of 1997 as both consumer spending and business investment begin to slow down.

-----------------------------------------------------------------------------------------------------------------------
                                                                    Performance Comparison
                                                                        as of 12/31/96
                                      ---------------------------------------------------------------------------------
                                           1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96
                                      ---------------------------------------------------------------------------------
Managed Bond Portfolio                  $10,000  10,399  11,929  12,946  15,151  16,466  18,382  17,581  20,929  21,820
Lehman Brothers Government Corporate
   Bond Index                           $10,000  10,396  11,875  12,858  14,932  16,065  17,837  17,212  20,521  21,118
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------
                 Managed Bond Portfolio
             Total Returns as of 12/31/96**

                        Portfolio           Index
                        ---------           -----
1 Year                    4.25%             2.91%

3 Years#                  5.87%             5.79%

5 Years#                  7.56%             7.18%

# Annualized
-------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.

-------------------------------------------------------------------------------------------------------------------------
                                                                      Performance Comparison
                                                                          as of 12/31/96
                                        ---------------------------------------------------------------------------------
                                             1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96
                                        ---------------------------------------------------------------------------------
Government Securities Portfolio           $10,000  10,355  11,864  12,814  14,949  16,073  17,808  16,902  20,081  20,673

Lehman Brothers Government Bond
 Index                                    $10,000  10,364  11,839  12,872  14,843  15,917  17,613  17,018  20,140  20,699

-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------
         Government Securities Portfolio
         Total Returns as of 12/31/96**

                      Portfolio            Index
                      ---------            -----
1 Year                  2.94%               2.77%

3 Years#                5.09%               5.53%

5 Years#                6.69%               6.87%

# Annualized
----------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.



* All indices are unmanaged. Sources for indices : AIM /TM/ Asset Investment Management software, Micropal, Inc., Portland, Oregon.
**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

GROWTH PORTFOLIO
----------------

The Growth Portfolio's total return for the year ending December 31, 1996 was 23.62%** versus 16.49%* for the Russell 2000 Index, 19.03%* for the Russell 2500 Index, and 22.96%* for Standard & Poor's 500 Stock Index ("S&P 500 Index"). The Russell 2000 Index has been added to replace the Russell 2500 as a benchmark comparison because the median size of the stocks held in the Portfolio is relatively representative of the median size of the stocks that comprise the Russell 2000.

The U.S. stock market continued to rise in 1996, with robust performance that came on the heels of 1995's exceptionally strong gain of 37.6%. Moderate economic growth and low inflation carried U.S. equities, particularly large capitalization stocks, to record highs over the past 12 months. Small capitalization stocks, however, lagged their large cap counterparts during this period.

Capital Guardian reported that areas of strength in the Portfolio during the second half of 1996 were consumer staples, financial services, health care, oils, and technology. Utilities and consumer discretionary stocks performed less well. At year-end, the Portfolio held relatively heavy weightings in shares of semiconductor production equipment, media, and satellite-based communications stocks and relatively less exposure to technology, oil, utilities, financial issues, pharmaceuticals, and retail stocks.

Looking ahead to 1997, Capital Guardian continues to have a positive outlook for small cap stocks and believes this asset class looks attractive relative to large cap stocks. While the market's strong advance has led to overvaluation of some issues, Capital Guardian expects to remain fully invested and continue to find selected stocks at attractive prices.

-----------------------------------------------------------------------------------------------------
                                                  Performance Comparison
                                                      as of 12/31/96
                    ---------------------------------------------------------------------------------
                         1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96
                    ---------------------------------------------------------------------------------
Growth Portfolio      $10,000  11,507  15,529  12,844  17,872  21,541  26,259  23,505  29,559  36,539
Russell 2500 Index    $10,000  11,756  14,041  11,951  17,531  20,369  23,736  23,484  30,927  36,818
Russell 2000 Index    $10,000  13,613  15,824  12,738  18,604  22,031  26,192  25,714  33,028  38,474
S&P 500 Index         $10,000  11,188  14,735  14,277  18,617  20,035  22,040  22,320  30,733  37,788
-----------------------------------------------------------------------------------------------------

----------------------------------------------------------------
                      Growth Portfolio
               Total Returns as of 12/31/96**

                                                  Russell
                              S&P           2500           2000
             Portfolio       Index         Index          Index
             ---------       -----         -----          -----
1 Year         23.62%        22.96%        19.03%         16.49%

3 Years#       11.63%        19.68%        15.76%         13.68%

5 Years#       15.36%        15.22%        16.00%         15.64%


# Annualized
----------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.

AGGRESSIVE EQUITY PORTFOLIO
---------------------------

From its inception on April 1, 1996 through December 31, 1996, the Aggressive Equity Portfolio returned 7.86%** versus 12.45%* for the Russell 2500 Index and 16.76%* for the S&P 500 Index for the same nine-month period.

Domestic stocks experienced a sell-off in July that had the greatest impact on smaller capitalization issues. During the next two months the Portfolio made up some of the lost ground, but the environment of the fourth quarter, when the large cap stocks emerged as a safe haven and dominated the market, proved difficult for share prices of small and mid-sized stocks.

CCI reported that energy stocks led the small and mid-cap markets in the second half, boosted by surprisingly strong oil and natural gas prices. The Portfolio's above-market allocation to this sector benefitted performance. Selected drilling and equipment holdings were particularly strong. CCI believes the outlook for the energy sector remains favorable. Valuations are less-inflated than in some other sectors, and many of the companies in the energy component have solid fundamentals. Two other attractive areas are consumer-related stocks and technology issues. Technology stocks appeal to CCI because they continue to offer the largest number of dynamic companies with the potential for positive earnings surprises.


---------------------------------
* All indices are unmanaged. Sources for indices : AIM /TM/ Asset Investment Management software, Micropal, Inc., Portland, Oregon.
**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

Looking to 1997, the current period of relative underperformance in the small cap arena is entering its third year. CCI believes the conditions that have generated this performance remain in place. The domestic economy has enjoyed a long expansion, and inflation has remained low. The economic and political landscapes are extremely attractive, but according to CCI, investors have concluded the stock market has already priced in these parameters and the market will likely decline should a misstep occur. In such an environment stock investors have typically shown a clear preference for large, well-known companies. As a result, CCI expects that 1997 will be another difficult year for the types of emerging small cap growth securities that fit the Portfolio's investment discipline.

------------------------------------------------------
                               Performance Comparison
                                   as of 12/31/96
                             -------------------------
                                  3/96    4/96   12/96
                             -------------------------
Aggressive Equity Portfolio    $10,000  10,327  11,139
Russell 2500 Index             $10,000  10,462  11,764
------------------------------------------------------

------------------------------------------
       Aggressive Equity Portfolio
      Total Returns as of 12/31/96**

                  Portfolio        Index
                  ---------        -----
1 Year              7.86%          12.45%

3 Years#             N/A           15.76%

5 Years#             N/A           16.00%


# Annualized
------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.


GROWTH LT PORTFOLIO
-------------------


The Growth LT Portfolio's total return for the year ending December 31, 1996 was 17.87%** versus 19.03%* for the Russell 2500 Index and 22.96%* for the S&P 500 Index.

At year-end 1996, the Portfolio's asset allocation was approximately 76% in domestic stocks, 11% in foreign equities, and 13% in cash and equivalents.
Janus reported that during 1996 the Portfolio benefitted from individual stock selection in a number of industries and sectors, including pharmaceuticals, technology, and financial services. However, performance slowed in the third and fourth quarters after the market sell-off in July. Much of the market rally near year-end came from larger, well-established stocks. Small cap issues, which had been severely battered in the summer sell-off, continued to languish. In addition, the Portfolio held an 11% exposure to foreign stocks, which underperformed their U.S. counterparts for most of the last six months of the year.

Looking ahead in 1997, Janus remains confident about the Portfolio's current holdings and will continue to seek both large and small companies that have growth potential and are selling at attractive valuations.

------------------------------------------------------
                           Performance Comparison
                               as of 12/31/96
                     ---------------------------------
                          1/94   12/94   12/95   12/96
                     ---------------------------------
Growth LT Portfolio    $10,000  11,326  15,489  18,254
S&P 500 Index          $10,000  10,127  13,944  17,145
Russell 2500 Index     $10,000   9,894  13,030  15,512
------------------------------------------------------

--------------------------------------------
            Growth LT Portfolio
      Total Returns as of 12/31/96**

                            S&P      Russell
              Portfolio    Index      Index
              ---------    -----      -----
1 Year         17.87%      22.96%     19.03%

3 Years#        N/A        19.68%     15.76%

5 Years#        N/A        15.22%     16.00%


# Annualized
--------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.


-------------------------------
* All indices are unmanaged. Sources for indices : AIM /TM/ Asset Investment Management software, Micropal, Inc., Portland, Oregon.
**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

EQUITY INCOME/MULTI-STRATEGY PORTFOLIOS
---------------------------------------

The total return for the Equity Income Portfolio for the year ending December 31, 1996 was 19.43%** versus the S&P 500 Index's return of 22.96%*. The Multi-Strategy Portfolio's return for the year ending December 31, 1996 was 12.56%** versus 22.96%* for the S&P 500 Index, 3.61%* for the Lehman Brothers Aggregate Bond Index, and 2.91%* for the Lehman Brothers Government/Corporate Bond Index. The Lehman Brothers Aggregate Bond Index has been added to replace the latter Index as a benchmark comparison because this Index, like the Portfolio, contains the performance of mortgage-backed securities.

The stock market continued its record-setting pace in the second half of 1996. Positive market influences included weaker economic data that alleviated concerns about inflationary pressures and corporate profits that exceeded expectations. In this environment, the larger capitalization and defensive growth stocks that have led the market for the past two years continued their outperformance. JPMIM reported that searching for turnaround candidates was rewarded in relatively few sectors, with traditional value factors such as price-to-book ratios having been less effective.

The Equity Income Portfolio, which seeks attractively valued stocks, underperformed the market as a whole in 1996 but significantly outperformed the S&P 500 Index in the fourth quarter when market leadership switched to value stocks. JPMIM reported that over the year the Portfolio's holdings in the services and energy sectors added value while technology and health care sectors detracted from performance.

The Multi-Strategy Portfolio was underweighted in stocks during 1996 and concluded the year with an allocation of 50% equities, 42% fixed income, and 8% cash versus the usual allocation of a 60% weighting in stocks and 40% in bonds. JPMIM reported that the Portfolio's duration at year-end was longer than the benchmark and was a positive contributor to fourth-quarter performance as interest rates fell. In addition, the Portfolio's holdings in higher-quality, below-investment grade sectors added value as these sectors were supported by sustained inflows into mutual funds and the stable U.S. economy.

Entering 1997, JPMIM believes that the investment environment is remarkably similar to what it was in the beginning of 1996. Despite some recent slowing, corporate earnings growth has been robust, with profit margins at or near record levels. However, JPMIM expects that some of these influences are losing momentum or coming to an end. Higher wage costs due to a tight labor market plus an inability to pass along cost increases will put pressure on profit margins. JPMIM's investment approach focuses on finding a diversified collection of attractively valued stocks and avoids the practice of market timing. This approach should be beneficial, according to JPMIM, if large blue-chip stocks lose favor and breadth continues to return to the market. In terms of the Multi-Strategy Portfolio, JPMIM will continue to seek value in the fixed income market and expects to maintain the Portfolio's equity allocation at slightly below the 60% allocation.

                           [LINE GRAPH APPEARS HERE]

  --------------------------------------------------------------------------------------------------------
                                                       Performance Comparison
                                                           as of 12/31/96
                         ---------------------------------------------------------------------------------
                              1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96
                         ---------------------------------------------------------------------------------
Equity Income Portfolio    $10,000  10,896  14,082  13,020  17,111  18,027  19,522  19,467  25,629  30,608
                         ---------------------------------------------------------------------------------
S&P 500 Index              $10,000  11,188  14,735  14,277  18,617  20,035  22,040  22,320  30,733  37,788
----------------------------------------------------------------------------------------------------------

        ----------------------------------------------------
                       Equity Income Portfolio
                    Total Returns as of 12/31/96**


                                Portfolio      Index
                                ---------      -----

                1 year          19.43%        22.96%

                3 Years#        16.16%        19.68%

                5 Years#        12.32%        15.22%


                # Annualized
        ----------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.



-------------------------------------------------------
* All indices are unmanaged. Sources for indices : AIM (TM) Asset Investment Management software, Micropal, Inc., Portland, Oregon.

**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

                           [LINE GRAPH APPEARS HERE]

-------------------------------------------------------------------------------------------------------------------------
                                                                      Performance Comparison
                                                                          as of 12/31/96
                                        ---------------------------------------------------------------------------------
                                             1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96
                                        ---------------------------------------------------------------------------------
Multi-Strategy Portfolio                  $10,000  10,601  13,083  12,891  15,989  16,878  18,438  18,162  22,750  25,609
                                        ---------------------------------------------------------------------------------
S&P 500 Index                             $10,000  11,188  14,735  14,277  18,617  20,035  22,040  22,320  30,733  37,788
                                        ---------------------------------------------------------------------------------
Lehman Brothers Government Corporate
 Bond Index                               $10,000  10,396  11,875  12,858  14,932  16,065  17,837  17,212  20,521  21,118
                                        ---------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index      $10,000  10,917  12,525  13,646  15,830  17,004  18,663  18,118  21,465  22,241
-------------------------------------------------------------------------------------------------------------------------

           --------------------------------------------------------------------------------
                                        Multi-Strategy Portfolio
                                      Total Returns as of 12/31/96**

                                                                       Lehman
                                                 S&P             G/C         Aggregate
                             Portfolio          Index           Index           Index
                             ---------          -----           -----           -----

                1 Year          12.56%          22.96%          2.91%           3.61%

                3 Years#        11.56%          19.68%          5.79%           6.02%

                5 Years#        9.87%           15.22%          7.18%           7.03%


                # Annualized
           --------------------------------------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.

EQUITY PORTFOLIO
----------------

For the year ending December 31, 1996, the total return of the Equity Portfolio was 28.03%** versus 22.96%* for the S&P 500 Index.

After a solid performance in the first half of 1996, most major stock indexes continued to advance but ended the year on a choppy note. As the economy slowed in the second half of 1996, investors favored larger, more liquid issues. The slowing economy led to a bond market rally, driving down yields and creating fertile ground for equities. During this period, large cap issues outperformed their small cap counterparts.

Greenwich reported that the Portfolio entered the fourth quarter of 1996 well positioned to benefit from the continued earnings momentum and solid industry fundamentals of large-cap issues. During the year, the Portfolio benefitted from the strong performance of stock holdings in the technology, consumer cyclicals, and financial services sectors. Overall, Greenwich attributed the Portfolio's above-index performance to its chosen asset allocation model and stock selection criteria.

Looking ahead to 1997, Greenwich expects that the market will likely trend upward, but not without some volatility. To the extent that interest rates and inflation remain in check and growth in corporate earnings proceeds at a moderate pace, large cap stocks should continue to outperform. The Portfolio Manager intends to continue looking for high-quality growth stocks with strong earnings momentum. Greenwich believes that, over the long term, these issues are expected to outperform the market as a whole.

                           [LINE GRAPH APPEARS HERE]

----------------------------------------------------------------------------------------------------------------------
                                                Performance Comparison
                                                    as of 12/31/96
                  ----------------------------------------------------------------------------------------------------
                       1/87   12/87    12/88    12/89    12/90    12/91    12/92    12/93    12/94    12/95    12/96
                  ----------------------------------------------------------------------------------------------------
Equity Portfolio    $10,000  10,218   10,974   14,281   13,918   18,056   19,198   22,281   21,641   26,792   34,301
                  ----------------------------------------------------------------------------------------------------
S&P 500 Index       $10,000  10,531   12,274   16,165   15,663   20,424   21,980   24,179   24,486   33,715   41,456
----------------------------------------------------------------------------------------------------------------------

           ------------------------------------------------
                          Equity Portfolio
                    Total Returns as of 12/31/96**

                               Portfolio        Index
                               ---------        -----

                1 Year          28.03%          22.96%

                3 Years#        15.45%          19.68%

                5 Years#        13.68%          15.22%

                10 Years#       13.09%          15.29%


                # Annualized
           ------------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.



-------------------------------------------------------
* All indices are unmanaged. Sources for indices : AIM /(TM)/ Asset Investment Management software, Micropal, Inc., Portland, Oregon.

**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

BOND AND INCOME PORTFOLIO
-------------------------

For the year ending December 31, 1996, the total return for the Bond and Income Portfolio was -0.80%** versus 0.13%* for the Lehman Brothers Government/ Corporate Long-Term Bond Index.

1996 was a difficult year for fixed income securities with long-term maturities. The yield on the 30-year Treasury bond rose from 5.95% at the end of 1995 to end the year at 6.64%. As a result, the long sectors of the government market experienced negative performance for the 12-month period. The Portfolio's underperformance was primarily due to its longer-than-market average maturity and duration.

Entering 1997, Greenwich believes that renewed fears of inflation are unfounded. The Federal Reserve has indicated its continuing vigilance to conduct monetary policy in a pre-emptive manner. Greenwich also believes that fiscal policy will continue to be a positive for the credit markets as budget deficits continue to decline. U.S. corporations will likely remain constrained by global competition and will be unwilling and unable to pass through price increases to consumers. Finally, technological advances are expected to continue to increase productivity.

Looking ahead, Greenwich forecasts some deceleration in economic activity from its reported preliminary 4.7% rate of growth in the fourth quarter. Greenwich expects that the Federal Reserve will maintain its conservative monetary policy approach, and fiscal policy will continue to be a positive for the credit markets. Although long-term rates may come under pressure in the early part of l997, Greenwich believes that any increase will be reversed later in the year.

----------------------------------------------------------------------------------------------------------------------
                                                              Performance Comparison
                                                                  as of 12/31/96
                            ------------------------------------------------------------------------------------------
                                 1/87  12/87   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96
                            ------------------------------------------------------------------------------------------
Bond and Income Portfolio     $10,000  9,792  10,415  12,190  12,589  15,651  16,916  20,196  18,506  24,744  24,544
                            ------------------------------------------------------------------------------------------
Lehman Brothers Government
   Corporate LT Index         $10,000  9,917  10,881  12,789  13,613  16,271  17,661  20,515  19,061  24,768  24,620
----------------------------------------------------------------------------------------------------------------------

           -----------------------------------------------
                      Bond and Income Portfolio
                    Total Returns as of 12/31/96**

                              Portfolio         Index
                              ---------         -----

                1 Year         (0.80%)          0.13%

                3 Years#        6.71%           6.52%

                5 Years#        9.41%           8.79%

                10 Years#       9.39%           9.44%


                # Annualized
           -----------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.

EQUITY INDEX PORTFOLIO
----------------------

For the year ending December 31, 1996, the total return for the Equity Index Portfolio was 22.36%** versus the 22.96%* return of the S&P 500 Index. The Portfolio seeks to replicate the performance of the S&P 500 Index.

1996 was another impressive year for U.S. equity markets, particularly in the large cap segment, which outperformed smaller cap stocks. After rising 10.10% in the first half of the year, the Index plunged in July, but rebounded to end the third quarter on a positive note. The fourth quarter of the year was the strongest, with the S&P 500 Index returning a robust 8.34%.

In the large cap market, growth stocks outperformed value stocks. The three top-performing industry groups in the S&P 500 Index were oil and gas drilling (up l04%), shoes (up 65%) and semiconductors (up 57%). The worst-performing groups were machines and broadcast/media issues, which fell 18% or more, and trucking firms (down over 32%).

Looking ahead to 1997, Bankers Trust believes that the odds favor further economic growth in the coming year. Consumer spending is expected to provide a solid base, supported by gains in employment and income. Export markets are expected to accelerate despite the strength of the dollar. However, given the tight labor market and elevated level of capacity utilization, above-trend economic growth could generate inflation pressure going forward. Increases in wage cost and fringe benefits would show up in both higher selling prices and a modest shrinking of profit margins. In that light, Bankers Trust believes



-------------------------------------------------------
* All indices are unmanaged. Sources for indices: AIM (TM) Asset Investment Management software, Micropal, Inc., Portland, Oregon.

**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

that both short- and long-term interest rates would move gradually higher. This negative for bonds would also act as a drag on equities, although continued strong growth in corporate earnings should more than offset the negative impact from rising rates.

INTERNATIONAL PORTFOLIO
-----------------------

The International Portfolio's total return for the year ending December 31, 1996 was 21.89%** versus 6.04%* for the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"). Templeton reported that the major contributors to this substantial outperformance were advantageous stock selection in the financial sector, favorable allocations to both emerging markets and European countries, and avoidance of Japanese equities, which performed poorly in 1996.

Templeton believes that financial companies worldwide should continue to perform well in the near future for many of the same reasons they performed well in 1996. Solid economic growth and low levels of nonperforming loans have helped banks to post record returns on assets. Favorable interest rate structures have also allowed banks to recapitalize while merger and acquisition activity has increased. The Portfolio had a strong exposure to European banks, particularly in Spain and the Nordic countries, and to several large banks in the Far East.

Emerging markets presented a mixed bag of performance for 1996. Templeton reported that among the top-performing markets worldwide were China and Hungary, which rose 41% and 103%, respectively. The worst performers were Korea and Thailand, down 38% and 40%. The Portfolio's emerging markets exposure continued to perform well. Of the more established and liquid markets in Latin America, Brazil and Mexico posted strong gains. Hong Kong, one of the Portfolio's largest emerging markets weightings, rose over 33% despite the uncertainty surrounding Chinese control in 1997. Although there is some debate whether Hong Kong should be classified as an emerging or developed market, Templeton believes the reversion of Hong Kong to Chinese rule allows for classifying the market as "emerging."

Europe continued down the road of restructuring. Most European markets were strong performers, and the Portfolio benefitted from its overweighting in Europe versus the EAFE Index. Among the better-performing European markets were the Nordic countries where the Portfolio maintained above-Index positions. Templeton continued to avoid Japanese stocks due to their excessive price-to-earnings ratios and unexciting dividend yields. The substantial underweighting in Japan versus the EAFE Index was well rewarded as this country performed poorly, falling 15% in 1996.

Looking to 1997, Templeton expects to continue concentrating on securities that are cheap relative to assets or future earnings, not on global or economic trends. The Portfolio Manager expects to retain the Portfolio's sizable exposure to the financial sector, to Nordic countries, and to selected emerging markets such as Hong Kong. Despite the upcoming governmental changeover and recent increase in Hong Kong stock prices, Templeton believes this market continues to offer some attractive bargains.

------------------------------------------------------------------------------------------------------------
                                                       Performance Comparison
                                                           as of 12/31/96
                         -----------------------------------------------------------------------------------
                              1/88   12/88   12/89   12/90   12/91   12/92   12/93   12/94   12/95   12/96
                         -----------------------------------------------------------------------------------
International Portfolio    $10,000  11,688  14,078  12,181  13,511  12,190  15,851  16,329  18,053  22,005
                         -----------------------------------------------------------------------------------
EAFE Index                 $10,000  12,609  13,938  10,668  11,958  10,492  13,916  15,001  16,694  17,704
------------------------------------------------------------------------------------------------------------

           -----------------------------------------------
                        International Portfolio
                    Total Returns as of 12/31/96**


                              Portfolio         Index
                              ---------         -----

                1 Year          21.89%          6.04%

                3 Years#        11.54%          8.32%

                5 Years#        10.23%          8.15%


                # Annualized
           -----------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.



-------------------------------------------------------
* All indices are unmanaged. Sources for indices: AIM/(TM)/ Asset Investment Management software, Micropal, Inc., Portland, Oregon.

**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

EMERGING MARKETS PORTFOLIO
--------------------------

From its inception on April 1, 1996 through December 31, 1996 the Emerging Markets Portfolio returned -3.23%** versus the -0.2%* return of the Morgan Stanley Capital International Emerging Markets Free Index for the same nine-month period.

Some of this underperformance was the result of high start-up costs incurred in investing in the emerging markets at the Portfolio's inception. Blairlogie reported that gains in country allocation during the third quarter were offset by stock selection in India, Mexico, and Brazil. The fourth quarter's strong performance in Asian stocks was reduced due to country allocation and currency losses.

Blairlogie reported that overweighting in Latin America during the last six months of the year was beneficial. In particular, the Portfolio enjoyed relative gains from exposure to Brazil and Venezuela. The underweighting in Chile also added value as this market lagged its neighbors.

Another source of value added was the Portfolio's underweighted position in Asia. This region has underperformed both Latin America and Europe/Middle East. However, Blairlogie increased allocations to Malaysia and Korea toward year-end. Inflationary and current account worries have stabilized in Malaysia, and profit forecasts are being upgraded. Korea's poor performance offered a contrarian-based move into the market at very reasonable valuation levels. The Middle Eastern and European markets have performed well during the past six months, with Blairlogie's preferred countries--Hungary, Poland, and Turkey--posting strong performance.

Looking ahead to 1997, Blairlogie expects that selected emerging markets should outperform both developed ("EAFE") countries and U.S. equities in the first half of the year. Higher growth, lower valuations, liquidity, and a two-year lag in performance provide an attractive framework of investment opportunity. According to Blairlogie, this backdrop should be set against a macroeconomics landscape in the developed markets of steady but unexciting growth and full valuations. Absence of inflationary pressures in EAFE markets bodes well for stable short-term interest rates in Europe and Japan. This should translate into greater confidence in emerging markets with a lower risk of EAFE-induced panic. Blairlogie notes the caveat that any sharp slide in the U.S. stock market would likely impact emerging markets but expects the adverse effect would be short-lived.

-------------------------------------------------------------
                                    Performance Comparison
                                        as of 12/31/96
                                  ---------------------------
                                       3/96    4/96   12/96

                                  ---------------------------
Emerging Markets Portfolio          $10,000  10,179   9,850
                                  ---------------------------
MSCI Emerging Markets Free Index    $10,000  10,400  10,379
-------------------------------------------------------------

           -----------------------------------------------
                      Emerging Markets Portfolio
                    Total Returns as of 12/31/96**


                              Portfolio         Index
                              ---------         -----

                1 Year         (3.23%)         (0.20%)

                3 Years#         N/A           (2.34%)

                5 Years#         N/A            12.65%


                # Annualized
           -----------------------------------------------

Performance data quoted represents past performance. Investment return and principal value will fluctuate so that shares of the Portfolio when redeemed may be worth more or less than their original cost. Past performance is not predictive of future performance.



-------------------------------------------------------
* All indices are unmanaged. Sources for indices: AIM/(TM)/ Asset Investment Management software, Micropal, Inc., Portland, Oregon.

**The return for each Portfolio of the Fund includes reinvestment of dividends and distributions. The returns do not include deductions at the separate account or contract level for cost of insurance charges, premium load, administrative charges, maintenance fees, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

                          INDEPENDENT AUDITORS' REPORT



The Board of Trustees and Shareholders
Pacific Select Fund



We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Pacific Select Fund (the "Fund") comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International, and Emerging Markets Portfolios as of December 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods then ended (as to the Aggressive Equity Portfolio, Growth LT Portfolio and the Emerging Markets Portfolio, for each of the periods from commencement of operations through December 31, 1996). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the Equity and the Bond and Income Portfolios for the two years ended December 31, 1993 were audited by other auditors whose report dated February 15, 1994 expressed an unqualified opinion on the financial highlights.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective portfolios constituting Pacific Select Fund as of December 31, 1996 and the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP


Costa Mesa, California
February 14, 1997



PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
(In thousands, except per share amounts)

                                                             High
                                              Money          Yield             Managed           Government
                                             Market          Bond               Bond             Securities        Growth
                                            Portfolio      Portfolio          Portfolio           Portfolio       Portfolio
                                            ---------      ---------          ---------           ---------       ---------
ASSETS
Investments in securities at market value...                $157,374          $ 204,660            $ 74,155       $ 160,883
Short-term investments at amortized cost....  $318,435        25,065             83,263              29,799           7,263
Cash........................................         1           183                  1                                   2
Receivables:
   Dividends and interest...................       913         2,948              2,682                 675              63
   Fund shares sold.........................     3,031           290              1,000                 102             130
   Securities sold..........................                                      7,218                 788              30
   Other receivables........................                                                             13
Forward foreign currency contracts
 appreciation...............................                                        130                  51
                                             ---------      ---------         ---------           ---------       ---------
TOTAL ASSETS................................   322,380        185,860           298,954             105,583         168,371
                                             ---------      ---------         ---------           ---------       ---------
LIABILITIES
Payables:
   Fund shares redeemed.....................       105                                                  100             838
   Securities purchased.....................                    1,018            37,801               7,523              89
   Accrued advisory fees....................        65             91               128                  49              91
   Accrued custodian fees and
    recordkeeping fees......................        12              5                12                                  13
   Accrued other............................         5              2                 4                                   5
Variation margin............................                                        739                 369
                                             ---------      ---------         ---------           ---------       ---------
TOTAL LIABILITIES...........................       187          1,116            38,684               8,041           1,036
                                             ---------      ---------         ---------           ---------       ---------
NET ASSETS..................................  $322,193       $184,744          $260,270            $ 97,542        $167,335
                                             =========      =========         =========           =========       =========
NET ASSETS CONSIST OF:
Paid-in capital.............................  $322,219       $177,728          $257,885           $  98,053        $126,851
Over distributed net investment income......       (26)           (19)             (133)                (54)            (19)
Undistributed capital gains (losses)........                    1,922             1,439                (544)         19,497
Net unrealized appreciation of
investments and on translation of
other assets denominated
in foreign currencies.......................                    5,113             1,079                  87          21,006
                                             ---------      ---------         ---------           ---------       ---------
NET ASSETS..................................  $322,193       $184,744          $260,270            $ 97,542        $167,335
                                             =========      =========         =========           =========       =========
Shares of beneficial interest
 outstanding $.001 par value.................   32,078         18,586            24,217               9,394           7,801
                                             =========      =========         =========           =========       =========
NET ASSETS PER SHARE.........................  $10.044         $9.940           $10.748             $10.383         $21.451
                                             =========      =========         =========           =========       =========

See notes to financial statements.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1996
(In thousands, except per share amounts)


                                            Aggressive       Growth             Equity             Multi-
                                              Equity           LT               Income            Strategy         Equity
                                             Portfolio      Portfolio          Portfolio          Portfolio       Portfolio
                                             ---------      ---------          ---------          ---------       ---------
ASSETS
Investments in securities at market value..  $ 43,367       $381,348           $419,684            $207,428        $193,491
Short-term investments at amortized cost...     7,609         58,323             16,382              17,658          14,638
Cash.......................................        18             13                  5                   1
Receivables:
   Dividends and interest..................         2            108                703               1,802              65
   Fund shares sold........................       315             14                842                  74              63
   Securities sold.........................       222          1,748                216                 488
   Other receivables.......................                                           6
Forward foreign currency contracts
 appreciation..............................                        8                                      4
Organization costs.........................        21              2
                                             ---------      ---------          ---------           ---------       ---------
TOTAL ASSETS...............................     51,554        441,564            437,838             227,455         208,257
                                             ---------      ---------          ---------           ---------       ---------

LIABILITIES
Payables:
   Fund shares redeemed....................          3            424                 13                  14             242
   Securities purchased....................      1,628          2,630              8,331               1,683
   Accrued advisory fees...................         31            273                232                 117             115
   Accrued custodian fees and
    recordkeeping fees.....................         32             24                                     16               1
   Accrued other...........................         11              7                                      6               2
Forward foreign currency contracts
 depreciation..............................                        52
                                             ---------      ---------          ---------           ---------       ---------
TOTAL LIABILITIES..........................      1,705          3,410              8,576               1,836             360
                                             ---------      ---------          ---------           ---------       ---------
NET ASSETS.................................   $ 49,849       $438,154           $429,262            $225,619        $207,897
                                             =========      =========          =========           =========       =========
NET ASSETS CONSIST OF:
Paid-in capital............................   $ 49,159       $373,031           $358,964            $200,723        $160,752
Over distributed net investment income.....        (31)          (538)               (14)                (23)            (95)
Undistributed capital gains (losses).......     (1,600)        22,547             31,573              12,879           8,625
Net unrealized appreciation of
 investments and on translation
 of other assets denominated
  in foreign currencies....................      2,321         43,114             38,739              12,040          38,615
                                             ---------      ---------          ---------           ---------       ---------
NET ASSETS.................................   $ 49,849       $438,154           $429,262            $225,619        $207,897
                                             =========      =========          =========           =========       =========
Shares of beneficial interest
 outstanding $.001 par value...............      4,626         26,561             20,995              15,297           9,869
                                             =========      =========          =========           =========       =========
NET ASSETS PER SHARE.......................    $10.776        $16.496            $20.446             $14.750         $21.065
                                             =========      =========          =========           =========       =========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1996
(In thousands, except per share amounts)


                                              Bond and         Equity            Inter-          Emerging
                                                Income          Index           national          Markets
                                             Portfolio      Portfolio          Portfolio         Portfolio
                                             ---------      ---------          ---------         ---------
ASSETS
Investments in securities at market
 value.....................................   $ 78,713       $371,983           $424,926          $ 36,119
Short-term investments at amortized cost...      1,884         28,735             24,782             7,812
Cash.......................................                         1
Receivables:
   Dividends and interest..................      1,407            627              1,342                47
   Fund shares sold........................                       819                453               117
   Securities sold.........................                       284              4,091               481
   Other receivables.......................                                           28
Organization costs.........................                                                             21
                                             ---------      ---------          ---------         ---------
TOTAL ASSETS...............................     82,004        402,449            455,622            44,597

LIABILITIES
Payables:
   Fund shares redeemed....................        149
   Securities purchased....................                     8,516              1,084               344
   Accrued advisory fees, net of
    reimbursement..........................         41             61                311                30
   Accrued custodian fees and
    recordkeeping fees.....................          1             10                166               130
   Accrued other...........................          3              4                 12                10
Forward foreign currency contracts
 depreciation..............................                                           30
Variation margin...........................                       446
                                             ---------      ---------          ---------         ---------
TOTAL LIABILITIES..........................        194          9,037              1,603               514
                                             ---------      ---------          ---------         ---------
NET ASSETS.................................   $ 81,810       $393,412           $454,019          $ 44,083
                                             =========      =========          =========         =========
NET ASSETS CONSIST OF:
Paid-in capital............................   $ 80,320       $325,182           $389,349          $ 44,840
Over distributed net investment income.....                       (14)            (1,155)              (73)
Undistributed capital gains (losses).......        897         18,946             12,063              (591)
Net unrealized appreciation
 (depreciation) of investments and on
 translation of other assets
 denominated in foreign currencies.........        593         49,298             53,762               (93)
                                             ---------      ---------          ---------         ---------
NET ASSETS.................................   $ 81,810       $393,412           $454,019          $ 44,083
                                             =========      =========          =========         =========
Shares of beneficial interest
 outstanding $.001 par value...............      6,789         19,268             29,479             4,555
                                             =========      =========          =========         =========
NET ASSETS PER SHARE.......................    $12.050        $20.418            $15.401            $9.679
                                             =========      =========          =========         =========

See notes to financial statements.

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                                                              High
                                                               Money          Yield         Managed       Government
                                                               Market         Bond           Bond         Securities     Growth
                                                              Portfolio     Portfolio      Portfolio      Portfolio     Portfolio
                                                              ---------     ---------      ---------      ---------     ---------
INVESTMENT INCOME
Dividends, net of foreign taxes withheld...................                   $    94                                    $ 1,365
Interest...................................................    $ 8,525         11,658        $11,488         $ 4,889         375
Other......................................................          1             15              2                          26
                                                               -------        -------        -------         -------     -------
Total Investment Income....................................      8,526         11,767         11,490           4,889       1,766
                                                               -------        -------        -------         -------     -------

EXPENSES
Advisory fees..............................................        626            784          1,072             484         963
Custodial fees.............................................         45             47             62              32          56
Recordkeeping fees.........................................         59             60             79              41          58
Trustees fees..............................................          4              3              5               2           4
Legal fees.................................................         11              6              8               4           7
Printing expenses..........................................         12             10             14               7          13
Insurance expenses.........................................          5              4              6               3           5
Other......................................................         17             15             18               8          15
                                                               -------        -------        -------         -------     -------
Total Expenses.............................................        779            929          1,264             581       1,121
                                                               -------        -------        -------         -------     -------
NET INVESTMENT INCOME......................................      7,747         10,838         10,226           4,308         645
                                                               -------        -------        -------         -------     -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from security transactions........                     1,923          2,573             (58)     19,497
Net realized loss from futures contracts...................                                     (626)            (73)
Net realized foreign exchange loss.........................                                     (250)           (125)
                                                               -------        -------        -------         -------     -------
Net Realized Gain (Loss) on Investments
 and Foreign Currency Transactions........................                      1,923          1,697            (256)     19,497
                                                               -------        -------        -------         -------     -------

Net unrealized appreciation (depreciation) on investments..                     2,664           (880)           (494)     11,461
Net unrealized depreciation on futures contracts...........                                     (973)           (601)
Net unrealized foreign exchange gain.......................                                      207              84
                                                               -------        -------        -------         -------     -------

Net Unrealized Gain (Loss) on Investments and
 Foreign Currency Transactions............................                      2,664         (1,646)         (1,011)     11,461
                                                               -------        -------        -------         -------     -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS.............................................                      4,587             51          (1,267)     30,958
                                                               -------        -------        -------         -------     -------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.................................    $ 7,747        $15,425        $10,277         $ 3,041     $31,603
                                                               =======        =======        =======         =======     =======

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                                                Aggressive       Growth         Equity        Multi-
                                                                  Equity           LT           Income       Strategy       Equity
                                                               Portfolio (1)    Portfolio      Portfolio     Portfolio     Portfolio
                                                               -------------    ---------      ---------     ---------     ---------

INVESTMENT INCOME
Dividends, net of foreign taxes withheld..................       $    28        $ 1,846        $ 5,824         $ 1,763     $   814
Interest..................................................           149          3,230            451           5,313         408
Other.....................................................                                           1                          54
                                                                 -------        -------        -------         -------     -------
Total Investment Income...................................           177          5,076          6,276           7,076       1,276
                                                                 -------        -------        -------         -------     -------

EXPENSES
Advisory fees.............................................           153          2,367          1,977           1,108       1,050
Custodial fees............................................            13            149            101              94          43
Recordkeeping fees........................................            21            129            116              71          62
Trustees fees.............................................             1              8              8               4           4
Legal fees................................................             2             15             14              10           8
Printing expenses.........................................             1             24             23              14          13
Insurance expenses........................................             1             10             10               6           5
Other.....................................................             6             36             33              18          16
                                                                 -------        -------        -------         -------     -------

Total Expenses............................................           198          2,738          2,282           1,325       1,201
                                                                 -------        -------        -------         -------     -------
NET INVESTMENT INCOME (LOSS)..............................           (21)         2,338          3,994           5,751          75
                                                                 -------        -------        -------         -------     -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from security transactions.......        (1,600)        22,349         32,381          13,073       8,582
Net realized gain from futures contracts..................                           35
Net realized foreign exchange gain (loss).................                          234                             (3)
                                                                 -------        -------        -------         -------     -------
Net Realized Gain (Loss) on Investments
  and Foreign Currency Transactions.......................        (1,600)        22,618         32,381          13,070       8,582
                                                                 -------        -------        -------         -------     -------
Net unrealized appreciation on investments................         2,321         22,290         21,020           2,666      26,890
Net unrealized foreign exchange gain......................                          118                              3
                                                                 -------        -------        -------         -------     -------
Net Unrealized Gain on Investments and
  Foreign Currency Transactions...........................         2,321         22,408         21,020           2,669      26,890
                                                                 -------        -------        -------         -------     -------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS............................................           721         45,026         53,401          15,739      35,472
                                                                 -------        -------        -------         -------     -------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...............................       $   700        $47,364        $57,395         $21,490     $35,547
                                                                 =======        =======        =======         =======     =======

See Notes to Financial Statements.

(1) Operations commenced on April 1, 1996.

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                                              Bond and        Equity        Inter-       Emerging
                                                               Income         Index        national       Markets
                                                              Portfolio      Portfolio     Portfolio     Portfolio(1)
                                                              ---------    -------------   ---------     ------------
INVESTMENT INCOME
Dividends, net of foreign taxes withheld..................                       $ 4,999      $ 8,969       $   283
Interest..................................................      $ 5,110              772        1,248           103
Other.....................................................                             1
                                                              ---------    -------------    ---------     ---------
Total Investment Income...................................        5,110            5,772       10,217           386
                                                              ---------    -------------    ---------     ---------
EXPENSES
Advisory fees.............................................          411              511        2,586           203
Custodial fees............................................           21               76          433           164
Recordkeeping fees........................................           36               95          167            35
Trustees fees.............................................            2                6            8             1
Legal fees................................................            4               10           14             3
Printing expenses.........................................            6               18           22             1
Insurance expenses........................................            2                8            9             1
Other.....................................................            8               27           32             5
                                                              ---------    -------------    ---------     ---------
Total Expenses............................................          490              751        3,271           413
Adviser Reimbursement.....................................                                                        7
                                                              ---------    -------------    ---------     ---------
Net Expenses..............................................          490              751        3,271           406
                                                              ---------    -------------    ---------     ---------
NET INVESTMENT INCOME (LOSS)..............................        4,620            5,021        6,946           (20)
                                                              ---------    -------------    ---------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from security
 transactions.............................................        1,519           15,948       10,845          (591)
Net realized gain from futures contracts..................                         2,905
Net realized foreign exchange loss........................                                       (399)          (53)
                                                              ---------    -------------    ---------     ---------
Net Realized Gain (Loss) on Investments
   and Foreign Currency Transactions......................        1,519           18,853       10,446          (644)
                                                              ---------    -------------    ---------     ---------

Net unrealized appreciation
 (depreciation) on investments............................       (5,614)          28,185       45,080           (92)
Net unrealized foreign exchange gain (loss)...............                           (59)          17            (1)
                                                              ---------    -------------    ---------     ---------

Net Unrealized Gain (Loss) on
 Investments and Foreign Currency Transactions...........        (5,614)          28,126       45,097           (93)
                                                              ---------    -------------    ---------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS............................................       (4,095)          46,979       55,543          (737)
                                                              ---------    -------------    ---------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...............................      $   525          $52,000      $62,489       $  (757)
                                                              =========    =============    =========     =========


See Notes to Financial Statements.

(1) Operations commenced on April 1, 1996.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                 High
                                                   Money         Yield         Managed      Government
                                                   Market        Bond           Bond        Securities     Growth
                                                 Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                                 ---------     ---------      ---------     ---------     ----------
OPERATIONS
Net investment income..........................  $   7,747     $  10,838      $  10,226     $   4,308     $      645
Net realized gain (loss) on investments
   and foreign currency transactions...........                    1,923          1,697          (256)        19,497
Net unrealized appreciation (depreciation)
   on investments and foreign currency
    transactions...............................                    2,664         (1,646)       (1,011)        11,461
                                                 ---------     ---------      ---------     ---------     ----------
Net increase in net assets resulting
  from operations..............................      7,747        15,425         10,277         3,041         31,603
                                                 ---------     ---------      ---------     ---------     ----------

NET EQUALIZATION CREDITS.......................      1,785         1,582          3,447           515             33
                                                 ---------     ---------      ---------     ---------     ----------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..........................     (7,747)      (10,886)       (10,236)       (4,293)          (644)
Capital gains..................................                     (990)        (2,885)       (1,520)        (8,911)
                                                 ---------     ---------      ---------     ---------     ----------
Net decrease in net assets resulting
 from distributions to shareholders............     (7,747)      (11,876)       (13,121)       (5,813)        (9,555)
                                                 ---------     ---------      ---------     ---------     ----------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares...................    499,519       118,107        126,408        47,342         51,319
Dividend reinvestments.........................      7,708        11,655         12,825         5,743          9,535
Cost of shares repurchased.....................   (282,768)      (34,574)        (6,558)      (13,053)       (45,341)
                                                 ---------     ---------      ---------     ---------     ----------
Net increase in net assets derived from
   capital share transactions..................    224,459        95,188        132,675        40,032         15,513
                                                 ---------     ---------      ---------     ---------     ----------

NET INCREASE IN NET ASSETS.....................    226,244       100,319        133,278        37,775         37,594
                                                 ---------     ---------      ---------     ---------     ----------

NET ASSETS
Beginning of year..............................     95,949        84,425        126,992        59,767        129,741
                                                 ---------     ---------      ---------     ---------     ----------
End of year....................................  $ 322,193     $ 184,744      $ 260,270     $  97,542     $  167,335
                                                 =========     =========      =========     =========     ==========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                    Aggressive      Growth          Equity          Multi-
                                                     Equity           LT            Income         Strategy     Equity
                                                   Portfolio (1)   Portfolio       Portfolio       Portfolio   Portfolio
                                                   ------------    ---------       ---------       ---------   ---------
OPERATIONS
Net investment income (loss).....................  $      (21)     $   2,338       $   3,994       $   5,751   $      75
Net realized gain (loss) on investments
   and foreign currency transactions.............      (1,600)        22,618          32,381          13,070       8,582
Net unrealized appreciation on
 investments and foreign currency
 transactions....................................       2,321         22,408          21,020           2,669      26,890
                                                   ----------      ---------       ---------       ---------   ---------
Net increase in net assets resulting
   from operations...............................         700         47,364          57,395          21,490      35,547
                                                   ----------      ---------       ---------       ---------   ---------

NET EQUALIZATION CREDITS.........................           5             38             709             592
                                                   ----------      ---------       ---------       ---------   ---------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income............................         (10)        (2,683)         (3,990)         (5,801)       (108)
Capital gains....................................                         (1)        (11,862)         (6,758)     (8,289)
                                                   ----------      ---------       ---------       ---------   ---------
Net decrease in net assets resulting
 from distributions to shareholders..............         (10)        (2,684)        (15,852)        (12,559)     (8,397)
                                                   ----------      ---------       ---------       ---------   ---------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares.....................      58,221        263,137         189,264          78,163      84,432
Dividend reinvestments...........................          10          2,684          15,797          12,483       8,397
Cost of shares repurchased.......................      (9,077)       (73,170)        (24,704)         (9,051)    (20,218)
                                                   ----------      ---------       ---------       ---------   ---------
Net increase in net assets derived from
   capital share transactions....................      49,154        192,651         180,357          81,595      72,611
                                                   ----------      ---------       ---------       ---------   ---------

NET INCREASE IN NET ASSETS.......................      49,849        237,369         222,609          91,118      99,761
                                                   ----------      ---------       ---------       ---------   ---------

NET ASSETS
Beginning of year................................                    200,785         206,653         134,501     108,136
                                                   ----------      ---------       ---------       ---------   ---------
End of year......................................  $   49,849      $ 438,154       $ 429,262       $ 225,619   $ 207,897
                                                   ==========      =========       =========       =========   =========

See Notes to Financial Statements.

(1) Operations commenced on April 1, 1996.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                    Bond and        Equity            Inter-          Emerging
                                                     Income         Index            national          Markets
                                                    Portfolio      Portfolio         Portfolio       Portfolio (1)
                                                    ---------      ---------         ---------       -------------
OPERATIONS
Net investment income (loss)......................  $   4,620      $   5,021         $   6,946       $       (20)
Net realized gain (loss) on investments
   and foreign currency transactions..............      1,519         18,853            10,446              (644)
Net unrealized appreciation (depreciation) on
investments and foreign  currency transactions....     (5,614)        28,126            45,097               (93)
                                                    ---------      ---------         ---------       -----------
Net increase (decrease) in net assets
 resulting from operations........................        525         52,000            62,489              (757)
                                                    ---------      ---------         ---------       -----------

NET EQUALIZATION CREDITS..........................         92            849             4,102               142
                                                    ---------      ---------         ---------       -----------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.............................     (4,620)        (5,026)           (6,416)
Capital gains.....................................       (138)        (4,465)           (2,081)
                                                    ---------      ---------         ---------
Net decrease in net assets resulting
 from distributions to shareholders...............     (4,758)        (9,491)           (8,497)
                                                    ---------      ---------         ---------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares......................     33,815        223,444           228,466            45,106
Dividend reinvestments............................      4,752          9,463             8,403
Cost of shares repurchased........................     (9,469)       (20,372)          (23,143)             (408)
                                                    ---------      ---------         ---------       -----------
Net increase in net assets derived from
   capital share transactions.....................     29,098        212,535           213,726            44,698
                                                    ---------      ---------         ---------       -----------

NET INCREASE IN NET ASSETS........................     24,957        255,893           271,820            44,083
                                                    ---------      ---------         ---------       -----------

NET ASSETS
Beginning of year.................................     56,853        137,519           182,199
                                                    ---------      ---------         ---------
End of year.......................................  $  81,810      $ 393,412         $ 454,019       $    44,083
                                                    =========      =========         =========       ===========

See Notes to Financial Statements.

(1) Operations commenced on April 1, 1996.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                           High
                                             Money         Yield         Managed     Government                   Growth
                                            Market         Bond           Bond       Securities       Growth        LT
                                           Portfolio     Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                           ---------     ---------      ---------     ---------     ---------    ---------

OPERATIONS
Net investment income....................   $  5,225      $  4,537       $  5,241      $  2,114      $    956     $  1,014
Net realized gain on investments
 and foreign currency transactions.......                      990          5,734         2,863         8,911       12,228
Net unrealized gain on investments
 and foreign currency transactions.......                    3,249          3,716         1,330        14,638       18,562
                                            --------      --------       --------      --------      --------     --------
Net increase in net assets resulting
 from operations.........................      5,225         8,776         14,691         6,307        24,505       31,804
                                            --------      --------       --------      --------      --------     --------

NET EQUALIZATION CREDITS (DEBITS)........        (34)          795          1,230           300            76          181
                                            --------      --------       --------      --------      --------     --------


DISTRIBUTIONS TO SHAREHOLDERS
Net investment income....................     (5,251)       (4,508)        (5,400)       (2,184)         (976)        (815)
Capital gains............................                                                                 (13)     (12,566)
                                            --------      --------       --------      --------      --------     --------
Net decrease in net assets resulting from
 distributions to shareholders...........     (5,251)       (4,508)        (5,400)       (2,184)         (989)     (13,381)
                                            --------      --------       --------      --------      --------     --------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares.............    252,865        73,272         69,995        37,934        58,165      162,889
Dividend reinvestments...................      5,229         4,459          5,311         2,169           987       13,486
Cost of shares repurchased...............   (256,235)      (23,707)       (12,054)       (6,248)      (34,454)     (43,568)
                                            --------      --------       --------      --------      --------     --------
Net increase in net assets derived from
 capital share transactions..............      1,859        54,024         63,252        33,855        24,698      132,807
                                            --------      --------       --------      --------      --------     --------

NET INCREASE IN NET ASSETS...............      1,799        59,087         73,773        38,278        48,290      151,411
                                            --------      --------       --------      --------      --------     --------

NET ASSETS
Beginning of year........................     94,150        25,338         53,219        21,489        81,451       49,374
                                            --------      --------       --------      --------      --------     --------
End of year..............................   $ 95,949      $ 84,425       $126,992      $ 59,767      $129,741     $200,785
                                            ========      ========       ========      ========      ========     ========

See Notes to Financial Statements.

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)


                                               Equity          Multi-                       Bond and       Equity          Inter-
                                               Income         Strategy         Equity        Income        Index          national
                                              Portfolio       Portfolio      Portfolio      Portfolio     Portfolio       Portfolio
                                              ---------       ---------      ---------      ---------     ---------       ---------
OPERATIONS
Net investment income.......................   $  2,063        $  3,495       $    235       $  2,958      $  1,791        $  2,270
Net realized gain on investments
 and foreign currency transactions..........     12,389           7,345          9,658            294         4,554           3,100
Net unrealized gain on investments
 and foreign currency transactions..........     19,133          11,136          7,633          8,971        16,956           6,427
                                               --------        --------       --------       --------      --------        --------
Net increase in net assets resulting
 from operations............................     33,585          21,976         17,526         12,223        23,301          11,797
                                               --------        --------       --------       --------      --------        --------

NET EQUALIZATION CREDITS....................        430             272                            35           288           1,864
                                               --------        --------       --------       --------      --------        --------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.......................     (2,080)         (3,457)          (296)        (2,958)       (1,800)         (3,358)

Capital gains...............................        (55)            (12)                                         (6)            (58)
                                               --------        --------       --------       --------      --------        --------
Net decrease in net assets resulting from
 distributions to shareholders..............     (2,135)         (3,469)          (296)        (2,958)       (1,806)         (3,416)
                                               --------        --------       --------       --------      --------        --------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares................    116,224          43,830         29,095         18,183        89,775         115,563
Dividend reinvestments......................      2,129           3,449            296          2,958         1,801           3,370
Cost of shares repurchased..................    (18,663)        (10,704)       (11,610)        (7,666)      (16,452)        (22,950)
                                               --------        --------       --------       --------      --------        --------
Net increase in net assets derived from
 capital share transactions.................     99,690          36,575         17,781         13,475        75,124          95,983
                                               --------        --------       --------       --------      --------        --------

NET INCREASE IN NET ASSETS..................    131,570          55,354         35,011         22,775        96,907         106,228
                                               --------        --------       --------       --------      --------        --------

NET ASSETS
Beginning of year...........................     75,083          79,147         73,125         34,078        40,612          75,971
                                               --------        --------       --------       --------      --------        --------
End of year.................................   $206,653        $134,501       $108,136       $ 56,853      $137,519        $182,199
                                               ========        ========       ========       ========      ========        ========

See Notes to Financial Statements.

                              PACIFIC SELECT FUND

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

      The Pacific Select Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, organized as a Massachusetts business trust on May 4, 1987. The Fund currently consists of fourteen separate portfolios (the "Portfolios"): the Money Market Portfolio, the High Yield Bond Portfolio, the Managed Bond Portfolio, the Government Securities Portfolio, the Growth Portfolio, the Aggressive Equity Portfolio, the Growth LT Portfolio, the Equity Income Portfolio, the Multi-Strategy Portfolio, the Equity Portfolio, the Bond and Income Portfolio, the Equity Index Portfolio, the International Portfolio, and the Emerging Markets Portfolio. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are owned. At December 31, 1996, shares of the Fund were offered only to Pacific Select, Pacific Select Exec, Pacific COLI, Pacific Select Variable Annuity and Separate Account A Separate Accounts of Pacific Mutual Life Insurance Company ("Pacific Mutual") and Pacific Corinthian Variable Separate Account of Pacific Corinthian Life Insurance Company ("Pacific Corinthian"). Pacific Corinthian is a wholly-owned subsidiary of Pacific Mutual.

      The investment objective of each Portfolio is summarized in the following table:


---------------------------------------------------------------------------------------------------------
  Money Market               Current income consistent with preservation of capital.
---------------------------------------------------------------------------------------------------------
  High Yield Bond            High level of current income.
---------------------------------------------------------------------------------------------------------
  Managed Bond               Maximize total return consistent with prudent investment management.
---------------------------------------------------------------------------------------------------------
  Government Securities      Maximize total return consistent with prudent investment management.
---------------------------------------------------------------------------------------------------------
  Growth                     Growth of capital.
---------------------------------------------------------------------------------------------------------
  Aggressive Equity          Capital appreciation.
---------------------------------------------------------------------------------------------------------
  Growth LT                  Long-term growth of capital consistent with the preservation of capital.
---------------------------------------------------------------------------------------------------------
  Equity Income              Long-term growth of capital and income.
---------------------------------------------------------------------------------------------------------
  Multi-Strategy             High total return.
---------------------------------------------------------------------------------------------------------
  Equity                     Capital appreciation.
---------------------------------------------------------------------------------------------------------
  Bond and Income            High level of current income consistent with prudent investment management and preservation of capital.
---------------------------------------------------------------------------------------------------------
  Equity Index               Provide investment results that correspond to the total return performance of common stocks publicly traded in the U.S.
---------------------------------------------------------------------------------------------------------
  International              Long-term capital appreciation.
---------------------------------------------------------------------------------------------------------
  Emerging Markets           Long-term growth of capital.
---------------------------------------------------------------------------------------------------------

      The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      The Fund commenced operations on January 4, 1988. All Portfolios began operations at that date, except the Equity Index Portfolio which commenced operations on January 30, 1991, the Growth LT Portfolio which commenced operations on January 4, 1994, the Aggressive Equity Portfolio and the Emerging Markets Portfolio which commenced operations on April 1, 1996, and the Equity Portfolio and the Bond and Income Portfolio which commenced operations on January 19, 1984 as series of the Pacific Corinthian Variable Fund ("PCVF") (see next page).

                              PACIFIC SELECT FUND

1.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

      On December 31, 1994, the Fund acquired substantially all the assets of each of the series of PCVF, in a non-taxable exchange for shares of beneficial interest in the Fund and the assumption of certain liabilities of PCVF. PCVF was an open-end management company that consisted of eight series and served as an investment medium for flexible premium deferred annuity and variable accumulation contracts funded by Pacific Corinthian Variable Separate Account of Pacific Corinthian. The net assets acquired for six of the eight series were exchanged for shares issued by the Money Market Portfolio, the Government Securities Portfolio, the Equity Income Portfolio and the Multi-Strategy Portfolio of the Fund. The Equity Portfolio and the Bond and Income Portfolio of the Fund were formed expressly for the purpose of acquiring the Equity Series and the Bond and Income Series of PCVF.


    A. Security Trading and Valuation

      The net asset value per share is calculated separately for each Portfolio. The net asset value per share is determined by dividing the value of each Portfolio's net assets by the number of outstanding shares of the Portfolio. Portfolio securities are valued and the net asset value per share is determined at or about 4:00 p.m. New York City time on each day the New York Stock Exchange is open.

      Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between the representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith pursuant to procedures established by the Board of Trustees of the Fund (such valuation methods were used for approximately 6% and 19% of the Managed Bond and Government Securities Portfolios' investments, respectively, as of December 31, 1996). Money market instruments are valued at amortized cost which approximates market value.

    B. Foreign Currency Translation

      Foreign securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions. Pursuant to U.S. Federal income tax regulations, the Fund computes the effect of changes in foreign exchange rates from the fluctuations arising from changes in market prices on the sale of foreign currency denominated debt obligations. This foreign exchange component of the net gains or losses realized on the sales and maturities of such debt obligations is treated as ordinary income or loss for Federal income tax purposes.

      The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions.

      Reported net realized foreign exchange gains or losses arise from sales of Portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

    C. Income Taxes

      The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

                              PACIFIC SELECT FUND

1.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

    D. Foreign Taxes on Dividends

      Dividend income in the statements of operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: Managed Bond Portfolio - $1,454; Government Securities Portfolio - $290; Growth Portfolio - $2,651; Aggressive Equity Portfolio - $675; Growth LT Portfolio - $79,380; Equity Income Portfolio - $50,685; Multi-Strategy Portfolio - $15,370; Equity Portfolio - $9,751; Equity Index Portfolio - $31,179; International Portfolio - $1,147,600; Emerging Markets Portfolio - $25,849.

    E. Securities Gains or Losses and Investment Income

      Gains or losses on the sale of Portfolio securities are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is accrued daily.

    F. Allocation of General Expenses

      General expenses of the Fund (including Trustees, legal and audit fees, and proxy and shareholder meeting costs) are allocated among the Portfolios in proportion to their relative average daily net assets. Expenses which relate exclusively to a particular Portfolio (including advisory fees, registration fees, brokerage commissions, interest expenses and certain taxes) are borne directly by the particular Portfolio.

    G. Organization Costs

      Organization costs of $3,952 for the Growth LT Portfolio and $23,410 for the Aggressive Equity Portfolio and the Emerging Markets Portfolio are currently being amortized over five years at the rates of 10%, 15%, and 25% in years one, two, and three through five, respectively.

    H. Equalization

      The Fund, including the Money Market Portfolio, follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of distributable investment income on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed investment income per share is unaffected by sales or redemptions of Fund shares.

2.  DERIVATIVE FINANCIAL INSTRUMENTS

    A. Interest Rate and Stock Index Futures Contracts

      An interest rate contract is an agreement between two parties to buy and sell a specified quantity of a financial instrument at a specified price at a future date. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin receivables or payables represent the difference between the unrealized appreciation (depreciation) on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the fund's cost of the contract. Interest rate futures contracts are used as non-leveraged substitutes for the underlying physical securities. Stock index futures are entered into for the purposes of maintaining a perfect correlation with the Standard & Poor's Composite 500 Index. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of

                              PACIFIC SELECT FUND

2.  DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

    Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of instruments. Risks associated with the use of the stock index futures contracts include an imperfect correlation between the movement in the index and the movement in the market values of the securities held in that market. Risks may also arise if there is an illiquid secondary market for the instruments, or the inability of counterparties to perform.

      For the Managed Bond Portfolio, securities with an approximate aggregate market value of $1,917,012 have been segregated with the custodian to cover margin requirements for the following open interest rate futures contracts at December 31, 1996:


                                            Number of   Value per    Unrealized
                     Type                   Contracts   Contract    Depreciation
                     ----                   ---------   ---------   ------------
       U.S. Treasury 5 year Notes (3/97)       466     $  100,000    $ (104,767)

       U.S. Treasury 10 year Notes (3/97)      444        100,000      (356,781)

       U.S. Treasury 30 year Bonds (3/97)      139        100,000        (9,750)
                                                                     ----------
                                                                     $ (471,298)
                                                                     ==========

      For the Government Securities Portfolio, securities with an approximate aggregate market value of $1,136,372 have been segregated with the custodian to cover margin requirements for the following open interest rate futures contracts at December 31, 1996:

                                            Number of   Value per    Unrealized
                     Type                   Contracts   Contract    Depreciation
                     ----                   ---------   ---------   ------------
       U.S. Treasury 5 year Notes (3/97)       220     $  100,000    $ (110,000)

       U.S. Treasury 10 year Notes (3/97)      167        100,000      (113,719)

       U.S. Treasury 30 year Bonds (3/97)      108        100,000       (25,500)
                                                                     ----------
                                                                     $ (249,219)
                                                                     ==========

      For the Equity Index Portfolio, securities with an approximate aggregate market value of $795,396 have been segregated with the custodian to cover margin requirements for the following open stock index futures contracts at December 31, 1996:

                                            Number of   Value per    Unrealized
                     Type                   Contracts  Index Point  Depreciation
                     ----                   ---------  -----------  ------------
                 S&P 500 (3/97)                 52         $500      $ (173,291)
                                                                     ==========

                              PACIFIC SELECT FUND

2.  DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

    B.  Options on Futures Contracts

      The Managed Bond and Government Securities Portfolios wrote options on interest rate futures contracts during the year ended December 31, 1996. When the Fund writes (sells) an option, an amount equal to the premium received is recorded as an asset with an equal liability which is marked-to-market based on the option's quoted daily settlement price. Any fluctuation in the value of such an instrument is recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. The purposes of using options on futures contracts include hedging exposure to rising interest rates while retaining capital gain potential from falling rates and capitalizing on anticipated changes in market volatility. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the statements of assets and liabilities. Risks may include an imperfect correlation between the changes in the market values of the securities held by the Fund and the prices of futures options, an illiquid secondary market for the instruments, or the inability of counterparties to perform.

      For the Managed Bond Portfolio, transactions in options for the year ended December 31, 1996 were as follows:

                                                 Number of
                                                 Contracts       Premium
                                                 ---------       -------
             Outstanding, December 31, 1995              0     $       0
             Options written                           216       135,632
             Options exercised                         (65)      (52,820)
             Options expired                          (116)      (68,235)
             Options repurchased                       (35)      (14,577)
                                                   -------     ---------
             Outstanding, December 31, 1996              0     $       0
                                                   =======     =========

    For the Government Securities Portfolio, transactions in options for the year ended December 31, 1996 were as follows:

                                                 Number of
                                                 Contracts       Premium
                                                 ---------       -------
             Outstanding, December 31, 1995              0     $       0
             Options written                            95        40,982
             Options exercised                         (50)      (22,856)
             Options expired                           (30)      (11,878)
             Options repurchased                       (15)       (6,248)
                                                   -------     ---------
             Outstanding, December 31, 1996              0     $       0
                                                   =======     =========


                              PACIFIC SELECT FUND

2.  DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

    C. Forward Foreign Currency Contracts

      Forward foreign currency contracts may be used for the purpose of hedging against foreign exchange risk arising from the Fund's investment in foreign securities. These contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

      For the Managed Bond Portfolio, the following forward foreign currency contracts were outstanding at December 31, 1996:

                                                               Unrealized
                                                              Appreciation/
                                               Expires       (Depreciation)
                                               -------       --------------
         Sell 3,966,443 Canadian Dollar        03/26/97         $    64,594
         Sell 3,466,755 Canadian Dollar        09/05/97              (3,977)
         Buy 3,733,333 German Deutschmark      03/26/97            (166,338)
         Buy 776,557 German Deutschmark        03/26/97             (14,814)
         Sell 4,579,129 German Deutschmark     03/26/97             250,391
                                                                -----------
                                                                $   129,856
                                                                ===========

    For the Government Securities Portfolio, the following forward foreign currency contracts were outstanding at December 31, 1996:

                                                               Unrealized
                                                              Appreciation/
                                                Expires      (Depreciation)
                                                -------      --------------
         Sell 793,438 Canadian Dollar           03/26/97        $    12,921
         Sell 693,351 Canadian Dollar           09/05/97               (795)
         Buy 2,467,692 German Deutschmark       03/26/97           (109,947)
         Buy 321,678 German Deutschmark         03/26/97             (6,136)
         Sell 2,827,920 German Deutschmark      03/26/97            154,633
                                                                -----------
                                                                $    50,676
                                                                ===========


      For the Multi-Strategy Portfolio, the following forward foreign currency contracts were outstanding at December 31, 1996:



                                                               Unrealized
                                                              Appreciation/
                                               Expires       (Depreciation)
                                               -------       ---------------
         Buy 414,017 Canadian Dollar           03/06/97         $     3,761
         Sell 410,557 Canadian Dollar          03/06/97                (301)
                                                                -----------
                                                                $     3,460
                                                                ===========

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (continue)

2.  DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

    For the Growth LT Portfolio, the following forward foreign currency contracts were outstanding at December 31, 1996:


                                                               Unrealized
                                                              Appreciation/
                                         Expires             (Depreciation)
                                         --------            --------------
Sell 2,199,600 British Pound             01/16/97                $(215,166)
Sell 1,679,800 British Pound             05/27/97                  (26,300)
Sell 1,004,880 British Pound             06/04/97                  (18,540)
Sell 449,135 Finnish Mark                02/12/97                   13,444
Sell 391,233 Finnish Mark                03/11/97                   (3,774)
Sell 109,745 Finnish Mark                04/22/97                      329
Sell 102,958 Finnish Mark                05/12/97                    1,500
Sell 780,989 Finnish Mark                05/27/97                   13,259
Buy 623,261 German Deutschmark           02/10/97                  (10,312)
Buy 811,635 German Deutschmark           02/12/97                  (13,589)
Buy 2,453,906 German Deutschmark         03/11/97                  (39,236)
Buy 299,850 German Deutschmark           04/22/97                   (5,309)
Buy 731,952 German Deutschmark           04/22/97                  (11,963)
Buy 299,620 German Deutschmark           04/22/97                   (5,079)
Sell 642,321 German Deutschmark          02/10/97                   29,371
Sell 836,177 German Deutschmark          02/12/97                   38,132
Sell 2,500,000 German Deutschmark        03/11/97                   85,329
Sell 1,312,767 German Deutschmark        04/22/97                    3,695
Buy 1,171,189 Italian Lira               01/27/97                   13,022
Buy 390,168 Italian Lira                 05/27/97                    2,297
Sell 1,173,212 Italian Lira              01/27/97                  (10,999)
Sell 878,677 Italian Lira                02/10/97                   (8,897)
Sell 490,966 Italian Lira                05/12/97                     (225)
Sell 661,332 Italian Lira                05/27/97                    7,224
Buy 293,221 Swedish Krona                04/22/97                    2,475
Buy 737,354 Swedish Krona                04/22/97                    1,886
Buy 815,822 Swedish Krona                06/04/97                    4,976
Sell 640,468 Swedish Krona               01/27/97                   23,057
Sell 304,090 Swedish Krona               01/27/97                   10,085
Sell 3,475,370 Swedish Krona             04/22/97                   74,865
Sell 821,638 Swedish Krona               06/04/97                      839
                                                                 ---------
                                                                 $ (43,604)
                                                                 =========

                              PACIFIC SELECT FUND

3.  INVESTMENT ADVISORY, AGENCY, AND DISTRIBUTION AGREEMENTS

      Pursuant to an Investment Advisory Agreement, Pacific Mutual serves as Investment Adviser to the Fund, and receives from the Fund the following advisory fees: for the Money Market Portfolio, an annual rate of .40% of the first $250 million of the average daily net assets of the Portfolio, .35% of the next $250 million of the average daily net assets of the Portfolio, and .30% of the average daily net assets of the Portfolio in excess of $500 million; for the High Yield Bond, Managed Bond, Government Securities, and Bond and Income Portfolios, an annual rate of .60% of average daily net assets of each of the Portfolios; for the Growth, Equity Income, Multi-Strategy and Equity Portfolios, an annual rate of .65% of average daily net assets of each of the Portfolios; for the Aggressive Equity Portfolio, an annual rate of .80% of the average daily net assets of the Portfolio; for the Growth LT Portfolio, an annual rate of .75% of the average daily net assets of the Portfolio; for the Equity Index Portfolio, an annual rate of .25% of the first $100 million of the average daily net assets of the Portfolio, .20% of the next $100 million of the average daily net assets of the Portfolio, and .15% of the average daily net assets of the Portfolio in excess of $200 million; for the International Portfolio, an annual rate of .85% of the average daily net assets of the Portfolio; and for the Emerging Markets Portfolio, an annual rate of 1.10% of the average daily net assets of the Portfolio. The fees are accrued daily.

      The Fund and Pacific Mutual also entered into an Agreement for Support Services effective October 1, 1995, pursuant to which Pacific Mutual provides support services that are outside the scope of Pacific Mutual's responsibilities under the Advisory Contract. Under the Agreement, the Fund compensates Pacific Mutual for its expenses in providing support services to the Fund in connection with various matters including the expense of registering and qualifying the Fund on State and Federal levels, providing legal and accounting services, maintaining the Fund's legal existence, shareholders' meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. Pacific Mutual provides these support services to the Fund on a cost reimbursement basis.

      Pursuant to Portfolio Management Agreements, the Fund and Pacific Mutual employ portfolio managers for twelve of the fourteen Portfolios of the Fund. The costs of such services are borne by Pacific Mutual as Investment Adviser to the Fund.

      Pursuant to an Agency Agreement, Pacific Mutual serves as transfer agent and dividend disbursing agent for the Fund, without remuneration from the Fund.

      Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Mutual, serves as distributor of the Fund's shares without remuneration from the Fund.

4.  CUSTODIAN AND RECORDKEEPING AGENT

      Custodial and recordkeeping service costs are accrued under the Custody Agreement on a daily basis by the Fund on a per transaction and net asset basis for each Portfolio.

5.  DISTRIBUTIONS TO SHAREHOLDERS

      The Fund currently declares and pays dividends on net investment income monthly for all the Portfolios, except the International Portfolio and the Emerging Markets Portfolio, for which dividends are declared and paid at least annually. All realized capital gains are distributed at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date. All dividends are reinvested in additional shares of the related Portfolios unless a shareholder elects to receive a dividend in cash.

      The Fund declared and paid sufficient net investment income, dividends, and capital gains distributions during 1996 to qualify as a regulated investment company, and is not required to pay the Federal excise tax under Regulation M of the Internal Revenue Code. The Fund also intends to declare and distribute sufficient dividends during 1997 to avoid Federal income and capital gains taxes, pursuant to the Code.

                              PACIFIC SELECT FUND

5.  DISTRIBUTIONS TO SHAREHOLDERS (Continued)

      Income, dividends, and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, wash sales, futures and options. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital.

6.  TRANSACTIONS WITH AFFILIATES

      The Fund has incurred $14,295,821 of investment advisory fees and $108,000 of support services expenses to Pacific Mutual for the year ended December 31, 1996 (Note 3). As of December 31, 1996, $1,642,513 and $9,811
    respectively, remained payable.

      Pacific Mutual has voluntarily undertaken to waive its fees or otherwise reimburse the Fund for its operating expenses, exclusive of advisory fees, additional custodial charges associated with holding foreign securities, foreign tax on dividends, interest, or gains, and extraordinary expenses, in excess of .25% of average daily net assets, through December 31, 1998. For the year ended December 31, 1996, the operating expenses for each of the Portfolios except the Emerging Markets Portfolio were under the 0.25% expense cap and the Portfolio had accrued $6,860 as an expense reimbursement from Pacific Mutual. The receivable balance which is netted against accrued advisory fees on the statements of assets and liabilities, was $6,860 as of December 31, 1996.

      Certain officers and directors of Pacific Mutual are also officers and trustees of the Fund.

7.  PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding short-term investments) for the year ended December 31, 1996 were as follows:

                                   U.S. Government Securities         Other Securities
                                    Purchases         Sales        Purchases        Sales
                                   ------------    -----------    -----------    -----------
High Yield Bond Portfolio                                       $ 213,788,293  $ 141,782,518
Managed Bond Portfolio            $ 294,639,950  $ 301,362,483    425,564,756    319,122,840
Government Securities Portfolio     103,257,184     86,949,972    149,524,348    116,176,093
Growth Portfolio                                                  103,474,768     99,173,487
Aggressive Equity Portfolio                                        60,268,275     17,622,109
Growth LT Portfolio                                               554,502,265    381,532,572
Equity Income Portfolio                                           450,468,707    279,038,614
Multi-Strategy Portfolio             65,438,508     41,336,825    222,591,657    177,265,227
Equity Portfolio                                                  197,976,094    139,180,046
Bond and Income Portfolio            12,197,385                    33,156,584     17,549,758
Equity Index Portfolio                                            253,541,145     46,186,449
International Portfolio                                           264,693,983     58,871,643
Emerging Markets Portfolio                                         47,424,607     10,614,645

No activity is shown for the Money Market Portfolio since it trades exclusively in short-term debt securities.

                              PACIFIC SELECT FUND

8.  FEDERAL TAX BASIS ON PORTFOLIOS

      Unrealized appreciation (depreciation) at December 31, 1996 based on cost of investments for federal income tax purposes was as follows:


                                                                                           Net
                                                        Gross            Gross          Unrealized
                                                      Unrealized      Unrealized       Appreciation
                                   Tax Cost Basis    Appreciation    Depreciation     (Depreciation)
                                   --------------    ------------    -------------    --------------
High Yield Bond Portfolio          $  177,327,258    $  5,542,272    $   (430,366)    $   5,111,906
Managed Bond Portfolio                286,502,204       2,075,766        (654,335)        1,421,431
Government Securities Portfolio       103,704,235         598,900        (349,788)          249,112
Growth Portfolio                      147,140,298      32,033,926     (11,027,961)       21,005,965
Aggressive Equity Portfolio            48,655,297       3,971,831      (1,650,872)        2,320,959
Growth LT Portfolio                   396,513,672      54,534,909     (11,377,438)       43,157,471
Equity Income Portfolio               397,326,661      46,196,799      (7,457,835)       38,738,964
Multi-Strategy Portfolio              213,049,624      14,365,623      (2,329,049)       12,036,574
Equity Portfolio                      169,514,475      41,362,913      (2,748,138)       38,614,775
Bond and Income Portfolio              80,228,149       2,091,322      (1,722,752)          368,570
Equity Index Portfolio                351,246,656      52,797,269      (3,325,955)       49,471,314
International Portfolio               395,954,639      65,538,011     (11,784,347)       53,753,664
Emerging Markets Portfolio             44,022,788       2,482,406      (2,574,369)          (91,963)


                              PACIFIC SELECT FUND


9.  SHARES OF BENEFICIAL INTEREST
      Transactions in Fund shares for the years ended December 31, 1996 and 1995 were as follows:

                                 Money Market Portfolio         High Yield Bond Portfolio       Managed Bond Portfolio
                            --------------------------------   ---------------------------   ----------------------------
                                    1996             1995            1996          1995            1996           1995
                                    ----             ----            ----          ----            ----           ----
Beginning Balances                9,578,766        9,390,330       8,621,642     2,842,865      11,439,669      5,375,772
Shares sold                      50,071,013       25,343,548      12,316,934     7,806,880      12,168,889      6,714,926
Distributions reinvested            772,662          524,082       1,221,180       472,260       1,233,507        506,029
Shares redeemed                 (28,344,297)     (25,679,194)     (3,573,844)   (2,500,363)       (625,344)    (1,157,058)
                                -----------      -----------     -----------   -----------     -----------    -----------
Ending Balances                  32,078,144        9,578,766      18,585,912     8,621,642      24,216,721     11,439,669
                                ===========      ===========     ===========   ===========     ===========    ===========

                            Government Securities Portfolio         Growth Portfolio         Aggressive Equity Portfolio
                            --------------------------------   ---------------------------   ----------------------------
                                    1996             1995            1996          1995            1996           1995*
                                    ----             ----            ----          ----            ----           ----
Beginning Balances                5,511,273        2,229,122       6,988,012     5,467,523               0              0
Shares sold                       4,602,766        3,681,411       2,619,774     3,533,055       5,548,218            ---
Distributions reinvested            563,577          209,247         510,026        58,016             903            ---
Shares redeemed                  (1,283,145)        (608,507)     (2,317,090)   (2,070,582)       (922,975)           ---
                                -----------      -----------     -----------   -----------     -----------    -----------
Ending Balances                   9,394,471        5,511,273       7,800,722     6,988,012       4,626,146              0
                                ===========      ===========     ===========   ===========     ===========    ===========

                                  Growth LT Portfolio            Equity Income Portfolio       Multi-Strategy Portfolio
                            --------------------------------   ---------------------------   ----------------------------
                                    1996             1995            1996          1995            1996           1995
                                    ----             ----            ----          ----            ----           ----
Beginning Balances               14,221,253        4,442,921      11,350,872     5,342,866       9,470,952      6,746,932
Shares sold                      16,920,404       12,137,609      10,085,140     7,041,236       5,563,328      3,299,929
Distributions reinvested            172,382          962,783         863,549       128,064         906,350        262,384
Shares redeemed                  (4,752,656)      (3,322,060)     (1,305,021)   (1,161,294)       (643,896)      (838,293)
                                -----------      -----------     -----------   -----------     -----------    -----------
Ending Balances                  26,561,383       14,221,253      20,994,540    11,350,872      15,296,734      9,470,952
                                ===========      ===========     ===========   ===========     ===========    ===========

                                    Equity Portfolio            Bond and Income Portfolio       Equity Index Portfolio
                            --------------------------------   ---------------------------   ----------------------------
                                    1996             1995            1996          1995            1996           1995
                                    ----             ----            ----          ----            ----           ----
Beginning Balances                6,174,016        5,148,862       4,367,735     3,269,303       7,880,313      3,118,551
Shares sold                       4,269,758        1,727,815       2,818,189     1,500,665      11,981,661      5,687,418
Distributions reinvested            459,879           19,835         401,391       248,058         516,410        113,444
Shares redeemed                  (1,034,459)        (722,496)       (798,281)     (650,291)     (1,110,822)    (1,039,100)
                                -----------      -----------     -----------   -----------     -----------    -----------
Ending Balances                   9,869,194        6,174,016       6,789,034     4,367,735      19,267,562      7,880,313
                                ===========      ===========     ===========   ===========     ===========    ===========

                                International Portfolio        Emerging Markets Portfolio
                            --------------------------------   ---------------------------
                                    1996             1995            1996          1995*
                                    ----             ----            ----          ----
Beginning Balances               14,089,635        6,360,464               0             0
Shares sold                      16,491,205        9,289,337       4,596,197           ---
Distributions reinvested            574,609          263,214               0           ---
Shares redeemed                  (1,675,993)      (1,823,380)        (41,574)          ---
                                -----------      -----------     -----------   -----------
Ending Balances                  29,479,456       14,089,635       4,554,623             0
                                ===========      ===========     ===========   ===========

* Portfolio commenced operations subsequent to December 31, 1995.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year
were as follows:
                                            Money Market Portfolio                            High Yield Bond Portfolio
                                            ----------------------                            -------------------------

                                        For the year ended December 31,                     For the year ended December 31,
                                        -------------------------------                     -------------------------------
                                1996       1995       1994      1993      1992      1996       1995      1994      1993      1992
                                ----       ----       ----      ----      ----      ----       ----      ----      ----      ----
Net Asset Value, Beginning
 of Year                      $  10.02   $  10.03   $  9.99   $  9.96   $  9.94   $   9.79   $  8.91   $  9.67   $  9.24   $  8.54
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------

Income (Loss) From
------------------
 Investment Operations
 ---------------------
Net investment income             0.47       0.54      0.33      0.23      0.29       0.79      0.76      0.73      0.86      0.87
Net realized and unrealized
 gain (loss) on securities        0.02       0.00      0.04      0.03      0.02       0.25      0.88     (0.70)     0.77      0.69
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------
  Total from Investment
   Operations                     0.49       0.54      0.37      0.26      0.31       1.04      1.64      0.03      1.63      1.56
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------
Distributions
-------------
Dividends (from net
 investment income)              (0.47)     (0.55)    (0.33)    (0.23)    (0.29)     (0.79)    (0.76)    (0.73)    (0.86)    (0.86)
Distributions (from capital
 gains)                           0.00       0.00      0.00      0.00      0.00      (0.10)     0.00     (0.06)    (0.34)     0.00
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------
  Total Distributions            (0.47)     (0.55)    (0.33)    (0.23)    (0.29)     (0.89)    (0.76)    (0.79)    (1.20)    (0.86)
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------
Net Asset Value, End of Year  $  10.04   $  10.02   $ 10.03   $  9.99   $  9.96   $   9.94   $  9.79   $  8.91   $  9.67   $  9.24
                              ========   ========   =======   =======   =======   ========   =======   =======   =======   =======

---------------------------

Total return                      5.07%      5.54%     3.76%     2.58%     3.22%     11.31%    18.87%     0.42%    18.01%    18.72%
------------

Ratios/Supplemental Data
------------------------
Net assets, end of year (in
 thousands)                   $322,193   $ 95,949   $94,150   $33,910   $23,905   $184,744   $84,425   $25,338   $16,017   $14,152
Ratio of expenses to
  average net assets              0.50%      0.53%     0.64%     0.65%     0.65%      0.71%     0.77%     0.88%     0.75%     0.75%
Ratio of net investment
 income to average net
 assets                           4.93%      5.41%     3.94%     2.56%     3.13%      8.28%     8.51%     8.13%     8.37%     9.46%
Portfolio turnover rate            N/A        N/A       N/A       N/A       N/A     120.06%   127.31%   141.86%   185.83%   186.23%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)

Selected data for a share outstanding throughout each year were as follows:

                                           Managed Bond Portfolio                         Government Securities Portfolio
                                           ----------------------                         -------------------------------

                                       For the year ended December 31,                    For the year ended December 31,
                                       -------------------------------                    -------------------------------
                                  1996       1995      1994      1993      1992       1996      1995      1994      1993      1992
                                  ----       ----      ----      ----      ----       ----      ----      ----      ----      ----
Net Asset Value, Beginning
 of Year                      $  11.10   $   9.90   $ 10.89   $ 10.62   $ 10.79   $  10.84   $  9.64   $ 10.64   $ 10.48   $ 10.55
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------
Income (Loss) from
------------------
 Investment Operations
 ---------------------
Net investment income             0.59       0.65      0.50      0.52      0.68       0.56      0.58      0.44      0.34      0.51
Net realized and unrealized
 gain (loss) on securities       (0.15)      1.19     (0.98)     0.70      0.23      (0.27)     1.19     (0.99)     0.78      0.27
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------

  Total from Investment
   Operations                     0.44       1.84     (0.48)     1.22      0.91       0.29      1.77     (0.55)     1.12      0.78
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------

Distributions
-------------
Dividends (from net

 investment income)              (0.57)     (0.64)    (0.50)    (0.52)    (0.67)     (0.53)    (0.57)    (0.44)    (0.34)    (0.51)

Distributions (from capital

 gains)                          (0.22)      0.00     (0.01)    (0.43)    (0.41)     (0.22)     0.00     (0.01)    (0.62)    (0.34)
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------
  Total Distributions            (0.79)     (0.64)    (0.51)    (0.95)    (1.08)     (0.75)    (0.57)    (0.45)    (0.96)    (0.85)
                              --------   --------   -------   -------   -------   --------   -------   -------   -------   -------
Net Asset Value, End of Year  $  10.75   $  11.10   $  9.90   $ 10.89   $ 10.62   $  10.38   $ 10.84   $  9.64   $ 10.64   $ 10.48
                              ========   ========   =======   =======   =======   ========   =======   =======   =======   =======
------------------------

Total return                      4.25%     19.04%   (4.36)%    11.63%     8.68%      2.94%    18.81%   (5.10)%    10.79%     7.52%
------------

Ratios/Supplemental Data
------------------------
Net assets, end of year (in
 thousands)                   $260,270   $126,992   $53,219   $43,116   $26,406   $ 97,542   $59,767   $21,489   $23,584   $17,701
Ratio of expenses to

 average net assets               0.71%      0.76%     0.84%     0.75%     0.75%      0.72%     0.82%     0.88%     0.75%     0.75%

Ratio of net investment

 income to average net
 assets                           5.71%      6.04%     5.04%     4.74%     6.39%      5.33%     5.58%     4.29%     3.15%     4.95%

Portfolio turnover rate         386.16%    191.39%   127.95%   163.11%    89.55%    307.13%   298.81%   232.99%   402.37%   212.31%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)

Selected data for a share outstanding throughout each year were as follows:

                                                                                       Aggressive
                                                                                         Equity
                                               Growth Portfolio                         Portfolio         Growth LT Portfolio
                                               ----------------                        -----------        -------------------
                                                                                         For the
                                                                                       period ended       For the year ended
                                        For the year ended December 31,                December 31,          December 31,
                                        -------------------------------                ------------       ------------------
                                1996        1995       1994       1993      1992         1996 (1)      1996       1995     1994 (2)
                                ----        ----       ----       ----      ----         --------      ----       ----     --------
Net Asset Value, Beginning
 of Year                       $18.57      $14.90      $18.20    $15.76    $13.70        $10.00       $14.12     $11.11     $10.00
                               ------      ------      ------    ------    ------        ------       ------     ------     ------
Income (Loss) from
Investment Operations
---------------------
Net investment income            0.08        0.15        0.10      0.08      0.11          0.01         0.14       0.10       0.10
Net realized and
 unrealized gain (loss) on
 securities                      4.11        3.67       (2.01)     3.37      2.69          0.78         2.37       3.96       1.21
                               ------      ------      ------    ------    ------        ------       ------     ------     ------
  Total from Investment
   Operations                    4.19        3.82       (1.91)     3.45      2.80          0.79         2.51       4.06       1.31
                               ------      ------      ------    ------    ------        ------       ------     ------     ------

Distributions
-------------
Dividends (from net
 investment income)             (0.09)      (0.15)      (0.10)    (0.08)    (0.11)        (0.01)      (0.13)     (0.10)      (0.12)
Distributions (from
 capital gains)                 (1.22)       0.00       (1.29)    (0.93)    (0.63)         0.00        0.00      (0.95)      (0.08)
                               ------      ------      ------    ------    ------        ------       ------     ------     ------
  Total Distributions           (1.31)      (0.15)      (1.39)    (1.01)    (0.74)        (0.01)      (0.13)     (1.05)      (0.20)
                               ------      ------      ------    ------    ------        ------       ------     ------     ------
Net Asset Value, End of
 Year                          $21.45      $18.57      $14.90    $18.20    $15.76        $10.78      $16.50     $14.12      $11.11
                               ======      ======      ======    ======    ======        ======      ======     ======      ======
---------------------------

Total return                    23.62%      25.75%     (10.49)%   21.89%    20.53%         7.86%      17.87%     36.75%      13.25%
------------

Ratios/Supplemental Data
------------------------
Net assets, end of year
 (in thousands)              $167,335    $129,741     $81,451   $77,405   $34,747       $49,849    $438,154   $200,785     $49,374
Ratio of expenses to
  average net assets             0.76%       0.79%       0.86%     0.71%     0.75%         1.02%*      0.87%      0.94%       1.08%*
Ratio of net investment
 income to average net
 assets                          0.44%       0.88%       0.58%     0.51%     0.81%        (0.11)%*     0.74%      0.90%       1.32%*
Portfolio turnover rate         70.22%      46.76%      40.42%    35.08%    39.97%        79.86%     147.02%    165.83%     257.20%
Average commissions paid
 per share (3)                  $0.05       $0.05         N/A       N/A       N/A         $0.05       $0.05      $0.05         N/A
----------------

* Ratios are annualized.
(1) Information is for the period from April 1, 1996 (commencement of operations) to December 31, 1996.
(2) Information is for the period from January 4, 1994 (commencement of operations) to December 31, 1994.
(3) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected separately in the Fund's statements of operations. Fixed-income transactions are excluded.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)

Selected data for a share outstanding throughout each year were as follows:

                                                                          Equity Income Portfolio
                                                            ---------------------------------------------------

                                                                      For the year ended December 31,
                                                            ---------------------------------------------------
                                                              1996       1995       1994       1993      1992
                                                            ---------  ---------  ---------  --------  --------
Net Asset Value, Beginning of Year                          $  18.21   $  14.05   $ 15.52    $ 15.11   $ 14.74
                                                            ---------  ---------  ---------  --------  --------
Income (Loss) from Investment Operations
----------------------------------------
Net investment income                                           0.24       0.26      0.20       0.26      0.19
Net realized and unrealized gain (loss) on securities           3.15       4.16     (0.25)      0.98      0.59
                                                            ---------  ---------  ---------  --------  --------
 Total from Investment Operations                               3.39       4.42     (0.05)      1.24      0.78
                                                            ---------  ---------  ---------  --------  --------

Distributions
-------------
Dividends (from net investment income)                         (0.24)     (0.26)    (0.20)     (0.26)    (0.19)
Distributions (from capital gains)                             (0.91)      0.00     (1.22)     (0.57)    (0.22)
                                                            ---------  ---------  ---------  --------  --------
 Total Distributions                                           (1.15)     (0.26)    (1.42)     (0.83)    (0.41)
                                                            ---------  ---------  ---------  --------  --------
Net Asset Value, End of Year                                $  20.45   $  18.21   $ 14.05    $ 15.52   $ 15.11
                                                            =========  =========  =========  ========  ========

--------------------------------------------

Total return                                                  19.43%     31.66%   (0.28)%      8.29%     5.36%
------------

Ratios/Supplemental Data
------------------------
Net assets, end of year (in thousands)                      $429,262   $206,653   $75,083    $33,356   $22,021
Ratio of expenses to average net assets**                      0.75%      0.83%     0.94%      0.75%     0.75%
Ratio of net investment income to average net assets           1.31%      1.59%     1.39%      1.74%     1.39%
Portfolio turnover rate                                       94.95%     86.47%   134.57%     27.67%    18.52%
Average commissions paid per share (1)                      $   0.05   $   0.05       N/A        N/A       N/A

                                                                          Multi-Strategy Portfolio
                                                            ---------------------------------------------------

                                                                      For the year ended December 31,
                                                            ---------------------------------------------------
                                                               1996       1995       1994       1993      1992
                                                            ---------  ---------  ---------  --------  --------
Net Asset Value, Beginning of Year                          $  14.20    $  11.73   $ 12.66    $ 12.18   $ 11.99
                                                            ---------  ---------  ---------  --------  --------
Income (Loss) from Investment Operations
----------------------------------------
Net investment income                                           0.48        0.45      0.32       0.35      0.37
Net realized and unrealized gain (loss) on securities           1.20        2.47     (0.51)      0.77      0.27
                                                            ---------  ---------  ---------  --------  --------
 Total from Investment Operations                               1.68        2.92     (0.19)      1.12      0.64
                                                            ---------  ---------  ---------  --------  --------

Distributions
-------------
Dividends (from net                                            (0.48)      (0.45)    (0.32)     (0.35)    (0.37)
 investment income)
Distributions (from capital gains)                             (0.65)       0.00     (0.42)     (0.29)    (0.08)
                                                            ---------  ---------  ---------  --------  --------
 Total Distributions                                           (1.13)      (0.45)    (0.74)     (0.64)    (0.45)
                                                            ---------  ---------  ---------  --------  --------
Net Asset Value, End of Year                                $  14.75    $  14.20   $ 11.73    $ 12.66   $ 12.18
                                                            =========  =========  =========  ========  ========

-------------------------------------------------

Total return                                                  12.56%      25.25%   (1.50)%      9.25%     5.57%
------------

Ratios/Supplemental Data
---------------------------
Net assets, end of year (in thousands)                      $225,619    $134,501   $79,147    $41,448   $19,931
Ratio of expenses to average net assets**                      0.78%       0.84%     0.94%      0.75%     0.75%
Ratio of net investment income to average net assets           3.37%       3.49%     2.78%      3.01%     3.36%
Portfolio turnover rate                                      132.94%     176.45%   187.40%     27.87%    16.52%
Average commissions paid per share (1)                      $   0.05    $   0.05       N/A        N/A       N/A

-------------------
** The years prior to 1994 have been restated for comparative purposes to reflect expenses exclusive of foreign taxes on dividends.
(1) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected separately in the Fund's statements of operations. Fixed-income transactions are excluded.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (Continued)


Selected data for a share outstanding throughout each year were as follows:


                                                                           Equity Portfolio
                                                                           ----------------

                                                                   For the year ended December 31,
                                                                   -------------------------------
                                                             1996       1995      1994       1993      1992
                                                             ----       ----      ----       ----      ----
Net Asset Value, Beginning of Year                        $  17.52   $  14.20   $ 14.94    $ 14.39   $ 14.83

Income (Loss) from Investment Operations
----------------------------------------
Net investment income                                         0.02       0.05      0.32       0.22      0.19
Net realized and unrealized gain (loss) on securities         4.71       3.33     (0.74)      1.90      0.49
                                                          --------   --------   -------    -------   -------
 Total from Investment Operations                             4.73       3.38     (0.42)      2.12      0.68
                                                          --------   --------   -------    -------   -------
Distributions
-------------
Dividends (from net investment income)                       (0.02)     (0.06)    (0.32)     (0.22)    (0.19)
Distributions (in excess of net investment income)            0.00       0.00      0.00       0.00      0.00
Distributions (from capital gains)                           (1.16)      0.00      0.00      (0.81)    (0.93)
Return of capital                                             0.00       0.00      0.00      (0.54)     0.00
                                                          --------   --------   -------    -------   -------
 Total Distributions                                         (1.18)     (0.06)    (0.32)     (1.57)    (1.12)
                                                          --------   --------   -------    -------   -------
Net Asset Value, End of Year                              $  21.07   $  17.52   $ 14.20    $ 14.94   $ 14.39
                                                          ========   ========   =======    =======   =======

--------------------------------------------

Total return                                                28.03%     23.80%    (2.87%)    16.06%     6.30%
------------

Ratios/Supplemental Data
------------------------
Net assets, end of year (in thousands)                    $207,897   $108,136   $73,125    $84,791   $81,902
Ratio of expenses to average net assets                      0.74%      0.80%     0.96%      0.93%     0.93%
Ratio of net investment income to average net assets         0.05%      0.27%     2.19%      1.52%     1.30%
Portfolio turnover rate                                     90.98%    226.45%   178.63%    229.77%   242.37%
Average commissions paid per share (1)                    $   0.06   $   0.06       N/A        N/A       N/A

                                                                     Bond and Income Portfolio
                                                                     -------------------------

                                                                   For the year ended December 31,
                                                                   -------------------------------
                                                             1996       1995      1994       1993      1992
                                                             ----       ----      ----       ----      ----
Net Asset Value, Beginning of Year                        $  13.02   $  10.42   $ 13.05    $ 11.70   $ 11.69

Income (Loss) from Investment Operations
----------------------------------------
Net investment income                                         0.79       0.82      0.83       0.87      0.89
Net realized and unrealized gain (loss) on securities        (0.94)      2.59     (1.87)      1.35      0.01
                                                          --------   --------   -------    -------   -------
 Total from Investment Operations                            (0.15)      3.41     (1.04)      2.22      0.90
                                                          --------   --------   -------    -------   -------

Distributions
-------------
Dividends (from net investment income)                       (0.79)     (0.81)    (0.83)     (0.86)    (0.89)
Distributions (in excess of net investment income)            0.00       0.00      0.00      (0.01)     0.00
Distributions (from capital gains)                           (0.03)      0.00     (0.53)      0.00      0.00
Return of capital                                             0.00       0.00     (0.23)      0.00      0.00
                                                          --------   --------   -------    -------   -------
 Total Distributions                                         (0.82)     (0.81)    (1.59)     (0.87)    (0.89)
                                                          --------   --------   -------    -------   -------
Net Asset Value, End of Year                              $  12.05   $  13.02   $ 10.42    $ 13.05   $ 11.70
                                                          ========   ========   =======    =======   =======

-------------------------------------------


Total return                                                (0.80%)    33.71%    (8.36%)    19.39%     8.09%
------------

Ratios/Supplemental Data
------------------------
Net assets, end of year (in thousands)                    $ 81,810   $ 56,853   $34,078    $43,223   $42,731
Ratio of expenses to average net assets                      0.71%      0.80%     0.93%      0.84%     0.85%
Ratio of net investment income to average net assets         6.74%      6.93%     7.25%      6.86%     7.67%
Portfolio turnover rate                                     26.50%     51.84%    31.97%     41.92%    21.99%
Average commissions paid per share (1)                         N/A        N/A       N/A        N/A       N/A

-------------------
(1) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected separately in the Fund's statements of operations. Fixed-income transactions are excluded.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS(Continued)

Selected data for a share outstanding throughout each year were as follows:


                                            Equity Index Portfolio                              International Portfolio
                                            ----------------------                              -----------------------


                                       For the year ended December 31,                      For the year ended December 31,
                                       -------------------------------                      -------------------------------
                                1996       1995       1994      1993      1992      1996       1995       1994      1993      1992
                                ----       ----       ----      ----      ----      ----       ----       ----      ----      ----
Net Asset Value, Beginning
 of Year                    $   17.45    $  13.02   $ 13.24   $ 12.43   $ 11.98   $  12.93   $  11.94   $ 12.09   $  9.38   $ 10.59
                            ---------    --------   -------   -------   -------   --------   --------   -------   -------   -------
Income (Loss) from
------------------
 Investment Operations
 ---------------------
Net investment income            0.37        0.34      0.30      0.29      0.29       0.28       0.33      0.07      0.09      0.15
Net realized and
 unrealized gain (loss) on
 securities                      3.42        4.43     (0.18)     0.86      0.53       2.54       0.91      0.30      2.73     (1.19)

                            ---------    --------   -------   -------   -------   --------   --------   -------   -------   -------
 Total from Investment
  Operations                     3.79        4.77      0.12      1.15      0.82       2.82       1.24      0.37      2.82     (1.04)

                            ---------    --------   -------   -------   -------   --------   --------   -------   -------   -------
Distributions
-------------
Dividends (from net
 investment income)             (0.37)      (0.34)    (0.30)    (0.29)    (0.29)     (0.23)     (0.25)    (0.07)    (0.09)    (0.17)

Distributions (in excess
 of net investment income)       0.00        0.00      0.00      0.00      0.00       0.00       0.00      0.00     (0.02)     0.00

Distributions (from
 capital gains)                 (0.45)       0.00     (0.04)    (0.05)    (0.08)     (0.12)      0.00     (0.45)     0.00      0.00

                            ---------    --------   -------   -------   -------   --------   --------   -------   -------   -------
 Total Distributions            (0.82)      (0.34)    (0.34)    (0.34)    (0.37)     (0.35)     (0.25)    (0.52)    (0.11)    (0.17)

                            ---------    --------   -------   -------   -------   --------   --------   -------   -------   -------

Net Asset Value, End of
 Year                       $   20.42    $  17.45   $ 13.02   $ 13.24   $ 12.43   $  15.40   $  12.93   $ 11.94   $ 12.09   $  9.38
                            =========    ========   =======   =======   =======   ========   ========   =======   =======   =======

--------------------------

Total Return                   22.36%      36.92%     1.05%     9.38%     6.95%     21.89%     10.56%     3.01%    30.02%   (9.78)%

------------

Ratios/Supplemental Data
------------------------
Net assets, end of year
 (in thousands)             $ 393,412    $137,519   $40,612   $33,836   $23,030   $454,019   $182,199   $75,971   $30,574   $19,402
Ratio of expenses to
 average net assets**           0.31%       0.42%     0.51%     0.50%     0.50%      1.07%      1.12%     1.22%     1.04%     1.05%
Ratio of net investment
 income to average net
 assets                         2.05%       2.26%     2.37%     2.34%     2.53%      2.28%      1.87%     1.28%     0.92%     1.43%
Portfolio turnover rate        20.28%       7.52%     2.02%     1.15%     3.52%     20.87%     16.07%    52.22%    46.48%    38.99%
Average commissions paid
 per share (1)              $    0.02    $   0.03     N/A       N/A       N/A     $   0.01   $   0.02     N/A       N/A       N/A

--------------
** The years prior to 1994 have been restated for comparative purposes to reflect expenses exclusive of foreign taxes on dividends.

(1) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected separately in the Fund's statements of operations. Fixed-income transactions are excluded.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS(Continued)


Selected data for a share outstanding throughout each period were as follows:



                                        Emerging Markets Portfolio
                                        --------------------------
                                     For the period ended December 31,
                                     --------------------------------
                                                  1996(1)
                                                  -------
Net Asset Value, Beginning of Period               $10.00
                                                  -------

Loss from Investment Operations
-------------------------------
Net investment loss                                 (0.02)
Net realized and unrealized loss on securities      (0.30)
                                                  -------
 Total from Investment Operations                   (0.32)
                                                  -------


Distributions
-------------
Dividends (from net investment income)               0.00
Distributions (from capital gains)                   0.00
                                                  -------
 Total Distributions                                 0.00
                                                  -------

Net Asset Value, End of Period                      $9.68
                                                  =======
--------------------------------------------


Total Return                                      (3.23%)
------------

Ratios/Supplemental Data
------------------------
Net assets, end of period (in thousands)          $44,083
Ratio of expenses to average net assets             2.18%*
Ratio of net investment income to average net
 assets                                           (0.11%)*
Portfolio turnover rate                            47.63%
Average commissions paid per share (2)              $0.00

-------------
* Ratios are annualized.

(1) Information is for the period from April 1, 1996 (commencement of operations) to December 31, 1996.

(2) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold, and are not reflected separately in the Fund's statements of operations. Fixed-income transactions are excluded.

See Notes to Financial Statements.

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Portfolio of Investments
December 31, 1996

------------------------------------------------------------------------------
                                                 Principal
                                                   Amount                Value
                                                   ------                -----
COMMERCIAL PAPER - 99.99%

Abbott Laboratories
    6.500% due 01/02/97                        $ 7,000,000      $    6,998,736
Americredit Auto
    5.425% due 12/12/97                          4,717,937           4,714,642
    5.574% due 09/05/97                          2,787,172           2,787,172
Ameritech Corp
    5.960% due 01/07/97                          9,500,000           9,490,563
Baltimore Gas & Electric
    5.870% due 01/08/97                          9,500,000           9,489,157
Cargill Inc
    6.750% due 01/03/97                         10,000,000           9,996,250
Case Equipment Trust
    5.563% due 09/15/97                          2,315,950           2,315,950
Caterpillar Financial Trust
    5.418% due 05/25/97                            312,057             312,057
Donnelley (RR) & Sons
    6.750% due 01/03/97 ~                        5,000,000           4,998,125
Duracell Inc
    6.750% due 01/02/97                         15,000,000          14,997,188
Eaton Corp
    5.950% due 01/10/97                          9,500,000           9,485,869
Electric Data System
    5.800% due 01/06/97 ~                        8,000,000           7,993,556
Federal Home Loan Bank
    4.520% due 02/07/97                          2,000,000           1,997,474
    5.250% due 01/29/97                          5,000,000           5,000,031
    5.480% due 12/16/97                          5,000,000           5,000,000
Fluor Corp
    5.850% due 01/07/97                          3,000,000           2,997,075
FNMA
    5.500% due 02/21/97                          5,000,000           5,000,145
    5.510% due 07/16/97                         20,000,000          19,995,199
Ford Credit Auto Lease
    5.451% due 11/15/97                          3,000,000           2,999,738
Ford Credit Auto Trust
    5.514% due 10/15/97                          2,658,561           2,657,884
    5.670% due 07/15/97                          3,416,846           3,417,308
Gillette Co
    6.600% due 01/02/97 ~                       15,000,000          14,997,250
Great Lakes Chemical Corp
    5.750% due 01/10/97 ~                        5,000,000           4,992,813
Hyundai Motor
    6.900% due 01/02/97                              6,168           9,998,083
Illinois Tool Works
    6.500% due 01/02/97                         10,000,000           9,998,194
Lubrizol Corp
    6.060% due 01/10/97                          2,000,000           1,996,970
Nationsbank Auto Trust
    5.780% due 08/15/97                            672,273             672,409
Navistar Financial Trust
    5.490% due 11/20/97                          3,480,355           3,480,355
New England Power Co
    5.850% due 01/07/97                          2,025,000           2,023,026
    6.000% due 01/10/97                          6,350,000           6,340,475
Northern States Power Co
    6.000% due 01/10/97                          5,000,000           4,992,500
    6.250% due 01/06/97                          4,500,000           4,496,094
Olympic Auto Trust
    5.430% due 12/15/97                          8,000,000           8,000,000
Parker-Hannifin Corp
    5.850% due 01/14/97 ~                        8,100,000           8,082,889
PepsiCo Inc
    6.875% due 05/15/97                          2,545,000           2,552,839
Potomac Electric Power
    5.950% due 01/07/97                          9,500,000           9,490,579
Raytheon Co
    6.500% due 01/02/97                         10,200,000          10,198,158
Sara Lee Corp
    6.210% due 01/07/97                          9,500,000           9,490,168
Shell Oil Co
    6.500% due 01/02/97                         15,000,000          14,997,292
Societe Generale Na
    5.360% due 01/14/97                          1,000,000             998,064
Southern California Edison
    6.125% due 07/15/97                          9,000,000           9,011,083
St Paul Companies
    6.500% due 01/02/97 ~                       15,000,000          14,997,292
Temple Inland Inc
    6.050% due 01/07/97 ~                        9,500,000           9,490,421



   ~ Purchased in a private placement transaction; resale to the public may require registration.

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

------------------------------------------------------------------------------
                                                 Principal
                                                    Amount              Value
                                                    ------              -----
COMMERCIAL PAPER - (Continued)

U.S. West Communications
    5.900% Due 01/10/97                       $  9,500,000      $   9,485,987
Warner-Lambert Co
    6.500% Due 01/02/97                         15,000,000         14,997,290
                                                                -------------

Total Commercial Paper                                            318,424,350
                                                                -------------
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 0.01%

State Street Bank and Trust
    4.000% due 01/02/97
    (Dated 12/31/96, repurchase price
    of $11,002; collateralized by U.S.
    Treasury Notes - market value
    $11,276 and due 06/26/97)                       11,000             11,000
                                                                -------------
Total Securities Held Under Repurchase
    Agreement                                                          11,000
                                                                -------------

Total Short-Term Investments
    at Amortized Cost                                             318,435,350
                                                                -------------

TOTAL MONEY MARKET PORTFOLIO
    (Cost $318,435,350)                                           318,435,350
                                                                =============

    See Notes To Financial Statements.

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Portfolio of Investments
December 31, 1996

-------------------------------------------------------------------------------
                                                                       Market
                                                      Shares            Value
                                                      ------           ------

PREFERRED STOCKS - 0.72%

Consumer Discretionary - 0.72%

Cablevision Systems PIK 'M'                          8,258         $   743,233
Time Warner                                          5,242             570,105
                                                                   -----------

Total Preferred Stocks (Cost $1,260,276)                             1,313,338
                                                                   -----------

CONVERTIBLE PREFERRED STOCKS - 0.47%

Consumer Discretionary - 0.27%

Hilton Hotels                                       20,000             492,500
                                                                   -----------
                                                                       492,500
                                                                   -----------
Technology - 0.20%

Elsag Bailey ~                                      10,000             360,000
                                                                   -----------
                                                                       360,000
                                                                   -----------
Total Convertible Preferred Stocks
    (Cost $813,700)                                                    852,500
                                                                   -----------
                                               Principal                Market
                                                Amount                   Value
                                                ------                  ------
CORPORATE BONDS & NOTES - 57.75%

Capital Goods - 4.12%

BE Aerospace
    9.750% due 03/01/03                        $ 1,500,000           1,575,000
    9.875% due 02/01/06                          1,500,000           1,582,500
Clark Materials
    10.750% due 11/15/06 ~                         500,000             522,500
Portola Packaging
    10.750% due 10/01/05                         1,320,000           1,379,400
Rayovac Corp
    10.250% due 11/01/06 ~                         500,000             516,250
Waxman USA Inc
    11.125% due 09/01/01                         1,400,000           1,435,000
Westinghouse Air Brake
    9.375% due 06/15/05                            500,000             512,500
                                                                   -----------
                                                                     7,523,150
                                                                   -----------
Consumer Discretionary - 23.88%

Boyd Gaming Corp
    9.250% due 10/01/03                          3,000,000           2,940,000
Cablevision Systems Corp
    9.875% due 05/15/06                          2,000,000           2,047,500
California Hotel Finance
    11.000% due 12/01/02                         2,000,000           2,092,500
Comcast Cellular
    0.000% due 03/05/00                          1,500,000           1,087,500
Comcast Corp
    9.125% due 10/15/06                          1,500,000           1,539,375
Granite Broadcasting
    9.375% due 12/01/05                            750,000             729,375
    10.375% due 05/15/05                         1,500,000           1,541,250
Gray Communications System
    10.625% due 10/01/06                         1,000,000           1,062,500
Hammons Hotel (John Q.)
    8.875% due 02/15/04                            500,000             495,625
    9.750% due 10/01/05                          2,500,000           2,575,000
Harrahs Operating Inc
    8.750% due 03/15/00                          1,000,000           1,014,375
Heritage Media
    11.000% due 06/15/02                         1,000,000           1,067,500
Hollinger International Publishing
    9.250% due 02/01/06                            500,000             497,500
Host Marriott Travel Plaza
    9.500% due 05/15/05                          1,500,000           1,569,375
JCAC Inc
    10.125% due 06/15/06                         1,000,000           1,040,000
Katz Media Corp
    10.500% due 01/15/07 ~                       1,500,000           1,545,000
K-III Communications
    8.500% due 02/01/06                          2,500,000           2,462,500
Lenfest Communications Inc
    8.375% due 11/01/05                          1,500,000           1,453,125
    10.500% due 06/15/06                           750,000             789,375
Loewen Group International Inc
    8.250% due 10/15/03                          2,000,000           2,032,500

    ~ Purchased in a private placement transaction; resale to the public may require registration.

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                               Principal                Market
                                                Amount                   Value
                                                ------                  ------

Consumer Discretionary - (Continued)

Panamsat L.P.
    9.750% due 08/01/00                         $1,000,000          $1,055,000
Rose Hills Acquisition Corp
    9.500% due 11/15/04 ~                        3,500,000           3,578,750
SCI Television
    11.000% due 06/30/05                         1,000,000           1,067,500
Showboat Inc
    9.250% due 05/01/08                          1,500,000           1,477,500
Station Casinos
    9.625% due 06/01/03                          2,000,000           2,000,000
Teleport Communications
    9.875% due 07/01/06                          3,000,000           3,195,000
Viacom International
    10.250% due 09/15/01                         1,000,000           1,082,500
Videotron Ltee
    10.250% due 10/15/02                           500,000             533,750
                                                                   -----------
                                                                    43,571,875
                                                                   -----------
Consumer Staples - 4.54%

Chiquita Brands International Inc
    9.125% due 03/01/04                            500,000             507,500
    10.250% due 11/01/06                         1,500,000           1,601,250
Dominick's Finer Foods
    10.875% due 05/01/05                         1,000,000           1,115,000
Ralphs Grocery Corp
    10.450% due 06/15/04                         1,500,000           1,597,500
Smiths Food & Drug Centers Inc
    11.250% due 05/15/07                         2,000,000           2,220,000
Southland Corp
    5.000% due 12/15/03                          1,500,000           1,237,500
                                                                   -----------
                                                                     8,278,750
                                                                   -----------
Energy - 6.12%

California Energy Inc
    0.000% due 01/15/04                          1,000,000           1,057,500
    9.875% due 06/30/03                          1,500,000           1,582,500
Calpine Corp
    10.500% due 05/15/06                        $1,500,000          $1,595,625
Falcon Drilling Co
    8.875% due 03/15/03                            500,000             512,500
Ferrellgas Partners L.P.
    9.375% due 06/15/06                          2,000,000           2,025,000
Giant Industries
    9.750% due 11/15/03                          2,000,000           2,055,000
HS Resources Inc
    9.250% due 11/15/06 ~                        1,000,000           1,025,000
Louis Dreyfus Natural Gas
    9.250% due 06/15/04                            500,000             539,314
Vintage Petroleum
    9.000% due 12/15/05                            750,000             772,500
                                                                   -----------
                                                                    11,164,939
                                                                   -----------
Financial & Business Services - 2.03%

Iron Mountain Inc
    10.125% due 10/01/06                         2,000,000           2,130,000
Phoenix Re Corp
    9.750% due 08/15/03                          1,000,000           1,085,000
Salomon Inc Mtn
    6.100% due 06/15/00                            250,000             245,390
    7.240% due 05/27/03                            250,000             250,253
                                                                   -----------
                                                                     3,710,643
                                                                   -----------
Health Care - 6.68%

Abbey Healthcare
    9.500% due 11/01/02                          2,000,000           2,100,000
Dade International Inc
    11.125% due 05/01/06                         1,500,000           1,627,500
Genesis Health Care Ventures Inc
    9.750% due 06/15/05                            500,000             515,000
Integrated Health
    10.250% due 04/30/06 ~                       3,000,000           3,135,000
Magellan Health Services
    11.250% due 04/15/04                         1,000,000           1,115,000
Tenet Healthcare Corp
    8.625% due 12/01/03                          1,500,000           1,588,125
    10.125% due 03/01/05                           500,000             555,000
Universal Health Services
    8.750% due 08/15/05                          1,500,000           1,546,875
                                                                   -----------
                                                                    12,182,500
                                                                   -----------


    ~ Purchased in a private placement transaction; resale to the public may require registration.

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                               Principal                Market
                                                Amount                   Value
                                                ------                  ------

Materials & Processing - 3.27%

Bell & Howell Operating Co
    9.250% due 07/15/00                        $ 2,000,000         $ 2,045,000
Building Materials
    8.625% due 12/15/06 ~                          750,000             751,875
Ryerson Tull Inc
    9.125% due 07/15/06                          1,000,000           1,050,000
Stone Container
    11.875% due 08/01/16                         1,000,000           1,052,500
USG Corp
    9.250% due 09/15/01                          1,000,000           1,068,750
                                                                   -----------
                                                                     5,968,125
                                                                   -----------
Transportation - 2.58%

Delco Remy International Inc
    10.625% due 08/01/06 ~                       2,000,000           2,112,500
Newport News Shipbuilding
    8.625% due 12/01/06 ~                          500,000             513,750
    9.250% due 12/01/06 ~                        1,500,000           1,554,375
Santa Fe Pacific
    8.375% due 07/01/05                            500,000             525,000
                                                                   -----------
                                                                     4,705,625
                                                                   -----------
Utilities - 4.53%

El Paso Electric
    7.750% due 05/01/01                          1,500,000           1,518,750
Sprint Spectrum
    11.000% due 08/15/06                         2,000,000           2,175,000
Vanguard Cellular
    9.375% due 04/15/06                          4,500,000           4,567,500
                                                                   -----------
                                                                     8,261,250
                                                                   -----------
Total Corporate Bonds & Notes
    (COST $102,069,473)                                            105,366,857

CONVERTIBLE BONDS - 3.65%

Consumer Staples - 2.03%

AES Corp
    10.250% due 07/15/06                        $3,000,000          $3,247,500
Chiquita Brands International Inc
    7.000% due 03/28/01                            500,000             456,250
                                                                   -----------
                                                                     3,703,750
                                                                   -----------
Financial & Business Services - 1.09%

Filinvest Land Inc Cap
    3.750% due 02/01/02                          1,000,000             965,000
MBI Finance Ltd
    0.000% due 12/18/01 ~                        1,500,000           1,027,500
                                                                   -----------
                                                                     1,992,500
                                                                   -----------
Health Care - 0.27%

Alza Corp
    5.000% due 05/01/06                            500,000             484,375
                                                                   -----------
                                                                       484,375
                                                                   -----------
Materials & Processing - 0.26%

FMC Corp Euro
    6.750% due 01/16/05                            500,000             475,000
                                                                   -----------
                                                                       475,000
                                                                   -----------
Total Convertible Bonds
    (Cost $6,378,177)                                                6,655,625
                                                                   -----------
FOREIGN BONDS - 23.67%

Brazil - 2.50%

Comtel Brasileira Ltd
    10.750% due 09/26/04 ~                       2,000,000           2,060,000
Globo Communicacoes Pt 'B'
    10.500% due 12/20/06 ~                       1,500,000           1,500,000
Petroleo Brasileiro SA
    10.000% due 10/17/06 ~                       1,000,000             997,500
                                                                   -----------
                                                                     4,557,500
                                                                   -----------


    ~ Purchased in a private placement transaction; resale to the public may require registration.

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                               Principal                Market
                                                Amount                   Value
                                                ------                  ------

Canada - 7.61%

CF Cable TV
    9.125% due 07/15/07                         $1,000,000          $1,082,500
Four Seasons Hotel
    9.125% due 07/01/00 ~                        1,500,000           1,548,750
Hollinger Inc
    0.000% due 10/05/13                          4,000,000           1,400,000
International Semi-Tech
    0.000% due 08/15/03                          6,250,000           4,062,500
MDC Communications
    10.500% due 12/01/06                         1,500,000           1,554,375
Rogers Cablesystems Limited
    9.625% due 08/01/02                            500,000             522,500
    10.000% due 03/15/05                         1,500,000           1,601,250
    10.000% due 12/01/07                         1,000,000           1,057,500
Rogers Cantel Inc
    9.375% due 06/01/08                          1,000,000           1,050,000
                                                                   -----------
                                                                    13,879,375
                                                                   -----------
Germany - 1.39%

Fresensius Med Care Cap
    9.000% due 12/01/06                          1,500,000           1,528,125

Veritas Holdings
    9.625% due 12/15/03 ~                        1,000,000           1,012,500
                                                                   -----------
                                                                     2,540,625
                                                                   -----------
Hong Kong - 3.14%

PIV Investment Finance Gtd
    4.500% due 12/01/00 ~                        1,000,000             875,000
    4.500% due 12/01/00                          3,100,000           2,712,500
RHG Finance Corp
    8.875% due 10/01/05                          2,000,000           2,143,106
                                                                   -----------
                                                                     5,730,606
                                                                   -----------
Indonesia - 1.44%

FSW International Financial
    12.500% due 11/01/06 ~                      $2,000,000          $2,125,000
PT Indah Kiat Pulp & Paper
    8.875% due 11/01/00                            500,000             495,625
                                                                   -----------
                                                                     2,620,625
                                                                   -----------
Mexico - 1.11%

Banco Nacional Obra
    9.625% due 11/15/03                          1,500,000           1,483,125
Grupo Industrial Durango
    12.625% due 08/01/03                           500,000             547,500
                                                                   -----------
                                                                     2,030,625
                                                                   -----------
Panama - 1.64%

Universal Robina
    8.375% due 12/19/06 ~                        3,000,000           3,000,000
                                                                   -----------
                                                                     3,000,000

Philippines - 2.84%

Filinvest Development Corp Cap
    2.500% due 05/15/06 ~                          500,000             482,500
Philippine Long Distance Tel
    9.250% due 06/30/06                          3,000,000           3,202,500
Piltel International Holding Corp
    1.750% due 07/17/06 ~                        1,000,000             990,000
RFM Capital Ltd
    2.750% due 05/30/06 ~                          500,000             500,000
                                                                   -----------
                                                                     5,175,000
                                                                   -----------
Thailand - 0.29%

Tipco Asphalt Co Ltd
    2.750% due 09/19/06 ~                          500,000             530,000
                                                                   -----------
                                                                       530,000
                                                                   -----------


    ~ Purchased in a private placement transaction; resale to the public may require registration.

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                               Principal                Market
                                                Amount                   Value
                                                ------                  ------

United Kingdom - 1.71%

Newsquest Capital PLC
    11.500% due 05/01/06 ~                    $  2,500,000       $   2,606,250
Telewest PLC
    9.625% due 10/01/06                            500,000             515,000
                                                                 -------------
                                                                     3,121,250
                                                                 -------------
Total Foreign Bonds
    (Cost $41,740,394)                                              43,185,606
                                                                 -------------

Total Investments in Securities
    at Market Value (Cost $152,262,020)                            157,373,926
                                                                 -------------

                                                                         Value
                                                                        ------
COMMERCIAL PAPER - 13.74%

Ameritech Corp
    5.960% due 01/07/97                            500,000             499,503
Baltimore Gas & Electric
    5.870% due 01/08/97                          5,500,000           5,493,722
Eaton Corp
    5.950% due 01/10/97                          2,500,000           2,496,281
Northern States Power Co
    6.200% due 01/06/97                          5,589,000           5,584,187
    6.250% due 01/06/97                            500,000             499,566
Parker-Hannifin Corp
    5.950% due 01/07/97                          3,300,000           3,296,728
Potomac Electric Power Co
    5.950% due 01/07/97                          3,200,000           3,196,827
Raytheon Company
    6.500% due 01/02/97                          3,000,000           2,999,458
Sara Lee Corp
    6.210% due 01/07/97                          1,000,000             998,966
                                                                 -------------

Total Commercial Paper                                              25,065,238
                                                                 -------------
Total Short-Term Investment
    at Amortized Cost                                               25,065,238
                                                                 -------------

TOTAL HIGH YIELD BOND PORTFOLIO
    (COST $177,327,258)                                          $ 182,439,164
                                                                 =============

    ~ Purchased in a private placement transaction; resale to the public may require registration.

    See notes to Financial Statements.

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Portfolio of Investments
December 31, 1996

-------------------------------------------------------------------------------
                                                 Principal              Market
                                                    Amount               Value
                                                    ------               -----
CORPORATE BONDS & NOTES - 24.98%

Consumer Discretionary - 3.50%

Associated Corp of North America
    6.750% due 07/15/97                        $ 1,650,000        $  1,658,382

First Brands Corp
    9.125% due 04/01/99                          1,750,000           1,764,131

Time Warner Inc
    6.460% due 08/15/00                            250,000             250,046
    8.110% due 08/15/06                            750,000             768,878
    8.180% due 08/15/07                          5,500,000           5,643,385
                                                                  ------------
                                                                    10,084,822
                                                                  ------------
Consumer Staples - 1.40%

RJR Holdings Capital Corp
    8.000% due 07/15/01                          3,000,000           3,020,928

RJR Nabisco Inc Mtn
    8.625% due 12/01/02                          1,000,000           1,009,629
                                                                  ------------
                                                                     4,030,557
                                                                  ------------
Financial & Business Services - 10.82%

Advanta Corp 'C'
    6.384% due 08/07/98                          5,000,000           4,996,900

Advanta National Bank FRN
    5.913% due 03/19/99                          2,000,000           1,994,035
    6.090% due 11/10/97                          1,000,000             999,400

Banamex
    9.125% due 04/06/00                          2,000,000           2,052,500

Capital One Bank
    8.125% due 02/27/98                          6,325,000           6,457,382

Chrysler Financial Corp
    5.990% due 11/17/97                          3,000,000           3,004,980

CTC Mansfield Funding
    11.125% due 09/30/16                         1,000,000           1,055,000

First USA Bank
    8.100% due 02/21/97                          2,000,000           2,005,494

GMAC
    4.950% due 02/03/97                          1,000,000             999,350
    8.125% due 01/13/97                          2,000,000           2,000,960

Lehman Brothers Holdings
    7.870% due 06/05/97                          4,000,000           4,029,960

Paine Webber Group
    8.250% due 05/01/02                          1,480,000           1,556,679
                                                                  ------------
                                                                    31,152,640
                                                                  ------------
Technology - 1.40%

TCI Communication Inc
    7.250% due 06/15/99                          4,000,000           4,011,280
                                                                  ------------
                                                                     4,011,280
                                                                  ------------
Transportation - 1.38%

UAL Equipment Trust
    9.210% due 01/21/17                            800,000             882,272
    9.560% due 10/19/18                          1,650,000           1,868,229
    10.850% due 02/19/15                         1,000,000           1,228,610
                                                                  ------------
                                                                     3,979,111
                                                                  ------------
Utilities - 6.48%

Commonwealth Edison
    6.000% due 03/15/98                          3,000,000           2,990,895

Consumers Power
    6.000% due 07/01/97                          2,000,000           1,998,760

El Paso Electric
    7.250% due 02/01/99                            800,000             798,032

Long Island Lighting
    7.300% due 07/15/99                          1,250,000           1,260,800
    7.300% due 01/15/00                          3,250,000           3,250,240
    7.850% due 05/15/99                          3,000,000           3,008,760

Texas-New Mexico Power
    12.500% due 01/15/99                         2,000,000           2,172,700

Toledo Edison
    7.460% due 04/03/00                            100,000              98,193
    9.300% due 04/01/98                          3,000,000           3,082,203
                                                                  ------------
                                                                    18,660,583
                                                                  ------------
Total Corporate Bonds & Notes
    (Cost $71,574,611)                                              71,918,993
                                                                  ------------

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                                 Principal              Market
                                                    Amount               Value
                                                    ------               -----
MORTGAGE-BACKED SECURITIES - 33.51%

Collateralized Mortgage Obligations - 6.44%

Citibank 1988-2
    8.000% due 07/25/18 +                      $    35,072        $     34,793

Countrywide
    6.750% due 05/25/24                          1,000,000             918,880
    8.217% due 11/25/24 +                          499,828             513,261

Donaldson, Lufkin & Jenrette
    7.883% due 12/25/22 +                        1,219,870           1,250,367

GE Capital Mortgage
    6.500% due 04/25/24                            849,078             848,653

Paine Weber
    6.500% due 03/25/24                            692,239             689,643

Residential Accredited Loans Inc
    7.500% due 03/25/27 +                        1,000,000             988,125

Residential Funding Corp
    5.675% due 10/25/27 +                        1,902,387           1,902,982
    8.000% due 10/25/24                            934,428             936,474

Resolution Trust Corp
    6.825% due 06/25/23                            406,253             409,554
    7.500% due 08/25/23                            190,875             191,114
    8.000% due 04/25/25 +                        1,000,000           1,026,719
    8.000% due 06/25/26 +                          875,208             812,986

Salomon Brothers Mortgage Securities
    5.836% due 02/25/27 +                        8,000,000           8,000,000
                                                                  ------------
                                                                    18,523,551
                                                                  ------------
Federal Home Loan Mortgage Corporation - 6.71%

    6.000% due 01/14/27 #                        5,000,000           4,648,438
    6.500% due 02/01/26                          4,382,177           4,194,576
    6.500% due 01/14/27 #                        1,500,000           1,433,906
    6.500% due 02/13/27 #                        7,500,000           7,160,156
    7.500% due 09/20/26                          2,037,735           1,886,168
                                                                  ------------
                                                                    19,323,244
                                                                  ------------

 Federal Housing Authority - 0.47%

    7.341% due 05/01/23                            621,604             640,274
    7.430% due 08/01/21                            348,913             344,346
    7.430% due 02/01/23                            371,727             375,652
                                                                  ------------
                                                                     1,360,272
                                                                  ------------
Federal National Mortgage Association - 3.73%

    7.728% due 01/01/23                          6,521,892           6,723,921
    7.731% due 01/01/25                          2,190,315           2,268,779
    7.922% due 12/01/22                          1,299,820           1,345,577
    7.981% due 11/01/23                            395,002             409,401
                                                                  ------------
                                                                    10,747,678
                                                                  ------------
Government National Mortgage Association - 14.88%

    6.500% due 01/20/24                          1,577,276           1,607,124
    6.500% due 03/20/24                          2,144,836           2,190,330
    6.500% due 12/15/25                            254,254             243,034
    6.500% due 01/15/26                          2,957,525           2,824,969
    6.500% due 03/15/26                          2,809,986           2,684,043
    6.500% due 04/15/26                          1,935,915           1,849,147
    6.500% due 05/15/26                            851,753             813,577
    6.500% due 06/15/26                             24,858              23,744
    6.500% due 01/23/27 #                        7,500,000           7,594,844
    7.000% due 10/20/22                          4,921,552           5,041,146
    7.000% due 10/20/24                          2,273,548           2,329,021
    7.000% due 01/23/27 #                        2,000,000           2,043,125
    7.125% due 06/20/21                          1,820,898           1,870,531
    7.125% due 07/20/24                          3,670,635           3,755,016
    7.500% due 01/21/27 #                        2,500,000           2,500,781
    8.000% due 01/21/27 #                        5,000,000           5,100,000
    9.000% due 02/15/17                            129,911             136,853
    9.500% due 08/15/17                             27,645              30,030
    9.500% due 04/15/18                              7,006               7,606
    9.500% due 09/15/18                            147,357             160,019
    9.750% due 04/15/98                              6,911               7,279
    10.000% due 05/15/19                            40,113              44,124
                                                                  ------------
                                                                    42,856,343
                                                                  ------------

    # Forward buy contract.
    + Valued under procedures established by the Board of Trustees.

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                                 Principal              Market
                                                    Amount               Value
                                                    ------               -----
Student Loan Mortgage Association - 1.28%

    5.735% due 04/25/04                        $ 3,690,635        $  3,698,386
                                                                  ------------
                                                                     3,698,386
                                                                  ------------
Total Mortgage-Backed Securities
    (Cost $95,829,222)                                              96,509,474
                                                                  ------------

OTHER ASSET-BACKED SECURITIES - 1.41%

Greenwich Capital Mortgage
    7.623% due 01/25/22 +                           70,323              71,224

Imperial Savings & Loan
    9.900% due 02/25/18 +                           67,322              71,224

Ryland Mortgage
    7.468% due 11/28/22 +                        2,000,000           2,039,376
    14.000% due 11/25/31 +                          93,102             103,372

Sears Mortgage
    8.680% due 05/25/32 +                           79,186              80,052

Securitized Assets Sales Inc
    6.500% due 11/25/25                          1,694,957           1,696,465
                                                                  ------------

Total Other Asset-Backed Securities
    (Cost $4,013,344)                                                4,061,713
                                                                  ------------


U.S. TREASURY BONDS - 5.93%

    6.750% due 08/15/26                         16,950,000          17,079,773
                                                                  ------------

Total U.S. Treasury Bonds
    (Cost $17,414,111)                                              17,079,773
                                                                  ------------

 U.S. TREASURY NOTES - 0.81%

    7.875% due 11/15/04                          1,900,000           2,073,969
    9.125% due 05/15/99                            230,000             245,848
                                                                  ------------

Total U.S. Treasury Notes
    (Cost $2,264,497)                                                2,319,817
                                                                  ------------

U.S. TREASURY STRIPPED - 0.16%

    0.000% due 08/15/15                          1,600,000             455,729
                                                                  ------------

Total U.S. Treasury Stripped
    (Cost $356,521)                                                    455,729
                                                                  ------------


FOREIGN BONDS - 1.30%

Argentina - 1.30%

Republic of Argentina FRB
    6.625% due 03/31/05                          4,312,000           3,751,440
                                                                  ------------

Total Foreign Bonds (Cost $3,481,408)                                3,751,440
                                                                  ------------

FOREIGN GOVERNMENT - 2.65%

Canada Government Real Return
    4.250% due 12/01/26                         10,172,500           7,625,201
                                                                  ------------

Total Foreign Government (Cost $7,344,359)                           7,625,201
                                                                  ------------

    + Valued under procedures established by the Board of Trustees.

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                                 Principal              Market
                                                    Amount               Value
                                                    ------               -----
CALL OPTIONS - 0.33%

U.S. Treasury Notes
    5.750% due 01/06/97                        $12,200,000        $    938,180
                                                                  ------------

Total Call Options (Cost $959,796)                                     938,180
                                                                  ------------

Total Investments In Securities
    at Market Value (Cost $203,237,869)                            204,660,320
                                                                  ------------

                                                                         Value
                                                                         -----
COMMERCIAL PAPER - 27.15%


Abbott Laboratories
    5.420% due 01/08/97                          4,300,000           4,295,468

AT&T Corp
    5.370% due 02/06/97                          8,600,000           8,553,818

Canada Bills
    5.370% due 02/05/97                          5,300,000           5,272,330

Canadian Wheat Board
    5.350% due 02/18/97                          1,700,000           1,687,873
    5.540% due 02/18/97                          5,300,000           5,260,851

Coca-Cola
    5.450% due 01/10/97                         12,000,000          11,983,650

FHLMC
    5.400% due 01/16/97                          3,700,000           3,691,675
    5.410% due 02/03/97                            700,000             696,529

FNMA
    5.450% due 02/11/97                            700,000             695,655
    5.360% due 03/27/97                          3,500,000           3,455,060

General Electric Credit Corp
    5.420% due 01/28/97                          6,400,000           6,373,984

KFW International Financial
    5.380% due 01/07/97                         12,000,000          11,989,240


-------------------------------------------------------------------------------
                                                 Principal
                                                    Amount               Value
                                                    ------               -----
Kingdom of Sweden
    5.400% due 02/04/97                        $ 1,100,000        $  1,094,390

New Center Asset Trust
    5.400% due 01/15/97                          4,200,000           4,191,180
    5.410% due 02/12/97                          6,000,000           5,962,130

W. Australian Tsy Corp
    5.370% due 03/18/97                          3,000,000           2,965,470
                                                                  ------------

Total Commercial Paper                                              78,169,303
                                                                  ------------

U.S. TREASURY BILLS - 0.67%

    4.810% due 03/13/97 **                         445,000             440,708
    4.975% due 01/23/97 **                         180,000             179,453
    4.980% due 01/23/97 **                          40,000              39,877
    4.990% due 01/23/97 **                         315,000             314,039
    5.000% due 01/23/97 **                         205,000             204,374
    5.000% due 03/06/97 **                          30,000              29,741
    5.005% due 03/06/97 **                          55,000              54,525
    5.025% due 03/06/97 **                         270,000             267,666
    5.030% due 03/06/97 **                         390,000             386,629
                                                                  ------------

Total U.S. Treasury Bills                                            1,917,012
                                                                  ------------

SECURITIES HELD UNDER REPURCHASE
AGREEMENTS - 1.10%

State Street Bank and Trust
    4.000% due 01/02/97
    (Dated 12/31/96, Repurchase Price
    of $3,178,706; Collateralized By U.S.
    Treasury Notes - Market Value
    $3,127,435 and due 02/15/02)                 3,177,000           3,177,000
                                                                  ------------

Total Securities Held Under Repurchase
    Agreements                                                       3,177,000
                                                                  ------------

Total Short-term Investments
    at Amortized Value                                              83,263,315
                                                                  ------------

TOTAL MANAGED BOND PORTFOLIO
    (COST $286,502,204)                                           $287,923,635
                                                                  ============

    ** Securities have been segregated with the custodian to cover margin requirement for open future contracts as of December 31, 1996.

    See Notes to Financial Statements.



PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
Portfolio of Investments
December 31, 1996
-------------------------------------------------------------------------------
                                                  Principal             Market
                                                   Amount               Value
                                                  ---------             ------
CORPORATE BONDS & NOTES - 0.10%

Financial & Business Services - 0.10%

International American Dev Bank
     9.450% due 09/15/98                       $   100,000      $      105,310
                                                                --------------
Total Corporate Bonds & Notes
     (Cost $100,407)                                                   105,310
                                                                --------------


GOVERNMENT BONDS - 0.54%

Federal Farm Credit Bank
     8.650% due 10/01/99                           530,000             562,877
                                                                --------------
Total Government Bonds (Cost $527,129)                                 562,877
                                                                --------------

MORTGAGE-BACKED SECURITIES - 49.18%

Collateralized Mortgage Obligations - 18.15%

Bear Sterns Mortgage Securities Inc
     7.000% due 03/25/27                         1,000,000             967,900
Champion Home Equity Loan Trust
     6.088% due 05/25/28                         2,624,016           2,612,208
Citibank 1988-2
     8.000% due 07/25/18 +                          18,767              18,617
Countrywide
     7.845% due 03/25/24 +                         447,140             457,900
     8.217% due 11/25/24                           499,829             513,261
Ge Capital Mortgage
     6.500% due 04/25/24                           566,052             565,769
Mortgage Obligation Structured Trust
     6.350% due 10/25/18                           935,110             936,186
Residential Accredited Loans Inc
     7.500% due 03/25/27 +                       3,000,000           2,964,375
Residential Funding Corp
     5.675% due 10/25/27 +                       3,804,773           3,805,964
     8.120% due 03/25/25 +                         377,594             388,450
Resolution Trust Corp
     7.500% due 08/25/23                            95,437              95,557
     8.000% due 04/25/25 +                       1,500,000           1,540,078
Salomon Brothers Mortgage Securities
     5.836% due 02/25/27 +                       4,000,000           4,000,000
                                                                --------------
                                                                    18,866,265
                                                                --------------
Federal Home Loan Mortgage Corp - 4.33%

     6.500% due 02/01/26                         1,460,726           1,398,192
     6.500% due 01/14/27 #                       2,900,000           2,772,219
     6.500% due 02/13/27 #                         350,000             334,141
                                                                --------------
                                                                     4,504,552
                                                                --------------

Federal Housing Authority - 0.62%

     6.750% due 02/01/08                             5,134               5,116
     7.400% due 07/25/19 +                         455,417             462,248
     7.430% due 07/01/21                           178,222             180,181
                                                                --------------
                                                                       647,545
                                                                --------------

Federal National Mortgage Association - 10.95%

     6.084% due 08/01/17                         2,420,823           2,400,388
     6.179% due 03/01/18                         2,293,313           2,273,954
     6.500% due 01/30/27 +                       2,000,000           1,997,500
     7.000% due 03/25/23                         2,354,397           2,134,166
     7.731% due 01/01/25                         1,631,382           1,689,824
     7.922% due 12/01/22                           855,727             885,850
                                                                --------------
                                                                    11,381,682
                                                                --------------

Government National Mortgage Association - 13.35%

     6.500% due 03/15/26                            825,317            788,326
     6.500% due 04/15/26                            903,477            862,983
     7.000% due 05/20/26                          2,924,931          2,993,077
     7.000% due 10/20/24                          1,515,698          1,552,681
     7.000% due 01/23/27 #                        2,000,000          2,043,125
     7.125% due 08/20/21                          1,815,490          1,856,098
     7.125% due 05/20/23                            316,083            323,201
     7.125% due 09/20/23                            167,273            170,988


    # Forward buy contract.

    + Valued under procedures established by the board of trustees.


PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996
-------------------------------------------------------------------------------
                                                  Principal          Market
                                                   Amount             Value
                                                   ------             -----
Government National Mortgage Association - (Continued)

    7.125% due 07/20/24                          $2,936,508         $3,004,013
    9.000% due 01/15/17                             258,193            271,988
    9.750% due 04/15/98                               7,285              7,672
                                                                    ----------
                                                                    13,874,152
                                                                    ----------

Student Loan Mortgage Association - 1.78%

    5.735% due 04/25/04                           1,845,318          1,849,193
                                                                    ----------
                                                                     1,849,193
                                                                    ----------
Total Mortgage-Backed Securities
    (Cost $49,829,662)                                              51,123,389
                                                                    ----------

OTHER ASSET-BACKED SECURITIES - 4.28%

Greenwich Capital Mortgage
    7.623% due 01/25/22 +                           105,484            106,836
Home Savings
    5.771% due 05/25/27 +                           469,041            453,578
Imperial Savings & Loan
    9.900% due 02/25/18 +                            67,322             71,224
    10.169% due 02/25/18 +                           18,816             18,934
Ryland Mortgage
    5.000% due 11/25/31 +                           146,214            133,169
    6.620% due 10/01/27 +                         2,117,199          2,117,199
Ryland Sec (First Nationwide Trust)
    6.784% due 10/25/18 +                         1,551,988          1,548,836
                                                                    ----------
Total Other Asset-Backed Securities
    (Cost $5,412,529)                                                4,449,776
                                                                    ----------

STRIPPED MORTGAGE-BACKED SECURITIES - 0.18%

FHLMC (IO)
    6.500% due 09/15/18                           1,668,440            189,822
                                                                   -----------
Total Stripped Mortgage-Backed Securities
    (Cost $197,395)                                                    189,822
                                                                   -----------

U.S. TREASURY BONDS - 3.64%

    6.750% due 08/15/26                           3,750,000          3,778,710
                                                                   -----------
Total U.S. Treasury Bonds
    (Cost $3,852,254)                                                3,778,710
                                                                   -----------


U.S. TREASURY NOTES - 11.95%
    5.250% due 12/31/97                           1,400,000          1,395,403
    5.875% due 11/30/01                           2,000,000          1,971,565
    6.000% due 09/30/98                           1,000,000          1,002,733
    6.375% due 09/30/01                           8,000,000          8,050,020
                                                                   -----------
Total U.S. Treasury Notes
    (Cost $12,480,625)                                              12,419,721
                                                                   -----------


FOREIGN BONDS - 1.47%

Canada - 1.47%

Canada Government Real Return
    4.250% due 12/01/26                           2,034,500          1,525,040
                                                                   -----------

Total Foreign Bonds (Cost $1,468,871)                                1,525,040
                                                                   -----------

Total Investments in Securities
    at Market Value (Cost $73,868,872)                              74,154,645
                                                                   -----------

+ Valued under procedures established by the Board of Trustees.

PACIFIC SELECT FUND
GOVERNMENT SECURITIES PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996
-------------------------------------------------------------------------------
                                                  Principal           Market
                                                   Amount              Value
                                                   ------              -----
COMMERCIAL PAPER - 26.56%

AT&T Corp
    5.400% due 01/30/97                          $2,500,000         $2,489,125
Ameritech Corp
    5.330% due 02/14/97                           1,500,000          1,490,228
Coca-Cola
    5.450% due 01/10/97                           4,500,000          4,493,869
Federal Home Loan Bank
    5.370% due 02/20/97                             500,000            496,271
Federal Home Loan Bank VRN
    5.400% due 01/16/97                           3,400,000          3,392,350
FHLMC
    5.410% due 02/03/97                           1,400,000          1,393,057
FNMA
    5.450% due 02/11/97                             800,000            795,034
General Electric Capital
    5.400% due 01/09/97                           4,100,000          4,095,080
New Center Asset Trust
    5.400% due 01/15/97                           4,500,000          4,490,550
United Parcel Service
    5.390% due 02/03/97                           4,500,000          4,477,766
                                                                    ----------

Total Commercial Paper                                              27,613,330
                                                                    ----------

U.S. TREASURY BILLS - 1.09%
    4.810% due 03/13/97 **                          170,000            168,361
    4.975% due 01/23/97 **                          245,000            244,255
    4.980% due 01/23/97 **                           10,000              9,970
    4.990% due 01/23/97 **                           30,000             29,909
    4.990% due 01/23/97 **                           15,000             14,954
    5.000% due 01/23/97 **                           15,000             14,954
    5.000% due 03/13/97 **                          325,000            321,866
    5.005% due 03/06/97 **                           10,000              9,913
    5.025% due 03/06/97 **                          325,000            322,190
                                                                    ----------

Total U.S. Treasury Bills                                            1,136,372
                                                                    ----------

SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 1.01%

State Street Bank and Trust
    4.000% due 01/02/97
    (Dated 12/31/96, repurchase price
    of $1,071,238; collateralized by U.S.
    Treasury Notes - market value
    $1,054,661 and due 02/15/02)                  1,049,000          1,049,000
                                                                   -----------

Total Securities Held Under Repurchase
    Agreements                                                       1,049,000
                                                                   -----------

Total Short-Term Investments
    at Amortized Value                                              29,798,702
                                                                   -----------

TOTAL GOVERNMENT SECURITIES
    PORTFOLIO (COST $103,667,548)                                  103,953,347
                                                                   ===========

    ** Securities have been segregated with the custodian to cover margin requirement for open future contracts as of December 31, 1996.
    See Notes to Financial Statements.

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Portfolio of Investments
December 31, 1996


--------------------------------------------------------------------------------
                                                                         Market
                                                      Shares              Value
                                                      ------              -----

COMMON STOCKS - 95.53%

Capital Goods - 3.22%

Bandag Inc                                            26,000       $  1,231,750
Figgie International *                                77,700            932,400
Granite Construction                                  81,000          1,539,000
Silicon Valley Group *                                85,000          1,710,625
                                                                   ------------
                                                                      5,413,775
                                                                   ------------
Consumer Discretionary - 29.74%

Alyn Corp *                                           67,300            731,887
American Disposal Services Inc *                     150,000          2,775,000
American Radio Systems 'A' *                          56,100          1,528,725
Banta Corp                                            52,500          1,200,937
BHC Communications 'A' *                              12,200          1,236,775
Buffets Inc *                                        157,000          1,432,625
Cablevision Systems Corp                              13,000            398,125
Carson Inc 'A' *                                      60,000            832,500
Chris Craft Industries Inc *                          30,000          1,256,250
Cole National Corp 'A' *                              38,900          1,021,125
Comsat Corp                                           74,400          1,832,100
Consolidated Stores *                                 37,500          1,204,687
Cox Radio Inc 'A' *                                   58,000          1,015,000
Donna Karan International Inc *                       80,900          1,142,713
Foodmaker Inc *                                      125,000          1,109,375
Gaylord Entertainment 'A'                             80,000          1,830,000
Globalstar Telecommunications *                       38,800          2,444,400
GT Bicycles *                                         62,000            798,250
Hudson Foods 'A'                                      95,000          1,805,000
International Family Entertainment 'B' *              71,250          1,104,375
Jacor Communications *                                50,000          1,368,750
Jones Intercable 'A'                                  43,600            452,350
Libbey Inc                                            75,000          2,090,625
Lojack Corp *                                        150,000          1,500,000
Micro Warehouse Inc *                                 43,200            507,600
NY Magic                                              28,000            504,000
Oil Dri America                                       33,000            495,000
Picturetel Corp *                                     45,600          1,185,600
Providence Journal Co *                               53,000          1,623,125
Rio Hotel & Casino Inc *                              70,000          1,023,750
RPM Inc                                              137,375          2,335,375
Ruby Tuesday Inc                                      43,300            801,050
Scotts Co *                                           60,000          1,192,500
Sizzler International Inc                             41,800            120,175
Spelling Entertainment Group                          67,000            494,125
Standard Products                                     54,500          1,389,750
Sunglass Hut International *                          75,000            543,750
Tencor Instruments *                                  91,000          2,400,125
Viatel Inc *                                         105,000            945,000
Williams Sonoma *                                     32,000          1,164,000
Young Broadcasting Corp 'A' *                         40,000          1,170,000
                                                                   ------------
                                                                     50,006,499
                                                                   ------------
Consumer Staples - 3.58%

Hollinger International 'A'                           64,600            742,900
Robert Mondavi 'A' *                                  60,000          2,190,000
Smithfield Foods Inc *                                63,200          2,401,600
Topps Company (The)                                  172,000            688,000
                                                                   ------------
                                                                      6,022,500
                                                                   ------------
Energy - 8.62%

Calenergy Inc *                                       71,000          2,387,375
Coflexip                                              41,752          1,095,990
Enron Global Power & Pipeline                         45,000          1,215,000
Falcon Drilling Co Inc *                              30,300          1,189,275
Global Marine Inc *                                  100,000          2,062,500
Louis Dreyfus Natural Gas *                          112,000          1,918,000
Parker/Parsley Petroleum                              39,000          1,433,250
San Juan Basin Realty Trust                          175,000          1,443,750
Seacor Holdings Inc *                                 27,800          1,751,400
                                                                   ------------
                                                                     14,496,540
                                                                   ------------
Financial & Business Services - 13.64%


Acnielsen Corp *                                      34,500            521,812
Air & Water Technical Corp 'A' *                      30,300            174,225
Ba Merchant Services Inc 'A' *                        60,600          1,083,225
Central Fidelity Banks Inc                            60,000          1,545,000
Charter One Financial                                 36,750          1,543,500
Coast Savings Financial Inc *                         40,000          1,465,000
Commerce Bancshares                                   30,555          1,413,169

    * Non-income producing securities.

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996


--------------------------------------------------------------------------------
                                                                         Market
                                                      Shares              Value
                                                      ------              -----
Financial & Business Services - (Continued)

E.W. Blanch Holdings Inc                              23,500       $    472,937
First Financial Corp                                  42,875          1,050,437
First Midwest Bancorp                                 43,625          1,423,266
Harleysville Group Inc                                45,000          1,372,500
Hibernia Corp                                         82,200          1,089,150
Insignia Financial Group Inc 'A' *                    58,500          1,316,250
Jefferies Group Inc                                   40,000          1,615,000
Keystone Financial                                    36,000            900,000
Metromail Corp *                                      12,800            233,600
Price Reit Inc 'B'                                    26,300          1,012,550
Standard Federal Bank                                 22,100          1,256,938
Team Rental Group Inc *                               51,500            830,437
Washington Federal Inc                                50,000          1,325,000
Waste Mgmt International Inc ADR*                    163,500          1,287,563
                                                                   ------------
                                                                     22,931,559
                                                                   ------------
Health Care - 4.72%

Apria Healthcare Group *                              90,000          1,687,500
Cardiac Pathways Corp *                               13,700            162,687
COR Therapeutics *                                   140,000          1,382,500
Gensia Inc *                                             426              1,970
Gilead Science *                                      80,000          2,000,000
Heartport Inc *                                       34,700            793,763
Millennium Pharmaceuticals *                          33,100            575,113
Sequus Pharmaceutical Inc *                           83,500          1,336,000
                                                                   ------------
                                                                      7,939,533
                                                                   ------------
Materials & Processing - 7.48%

Carbide/Graphite Group Inc *                          25,000            490,625
Holophane *                                           87,850          1,669,150
Lindsay Manufacturing Inc Co                          35,000          1,636,250
Martin Marietta Materials                             48,600          1,129,950
OM Group Inc                                          42,000          1,134,000
Pentair Inc                                           40,700          1,312,575
Polymer Group Inc *                                   51,500            714,563
Potlatch Corp                                         35,000          1,505,000
Quebecor Printing                                     80,000          1,400,000
Quintiles Transnational *                             24,000          1,590,000
                                                                   ------------
                                                                     12,582,113
                                                                   ------------
Technology - 18.17%

Acclaim Entertainment Inc *                          198,200            644,150
Applied Graphics Technologies Inc *                   56,700          1,651,388
Avid Technology Inc *                                 53,700            557,138
BE Semiconducter *                                    43,400            542,500
Caraustar Industries Inc                              35,500          1,180,375
C-Cor Electronics *                                   46,000            609,500
Data General Corp *                                   85,000          1,232,500
Etec Systems Inc *                                    92,200          3,526,650
Harmon International                                  13,800            767,625
Indus Group Inc *                                     38,200            983,650
Integrated Process Equipment Corp *                   70,000          1,260,000
Komag Inc *                                           45,000          1,220,625
Kulicke & Soffa Industries *                         130,000          2,470,000
Lam Research *                                        60,000          1,687,500
Lexmark International Group *                         22,000            607,750
Macromedia Inc *                                      74,000          1,332,000
Micro Linear Corp *                                   40,000            345,000
Microchip Technology Inc *                            56,750          2,887,156
Netcom On-Line Communication *                        25,300            328,900
Plasma & Materials Techology Inc *                    72,000            846,000
Quantum Corp *                                        60,000          1,717,500
Stratus Computer *                                    28,000            763,000
Teleflex                                              21,900          1,141,537
Ultratech Stepper *                                   83,000          1,971,250
Vanguard Cellular System *                            18,100            285,075
                                                                   ------------
                                                                     30,558,769
                                                                   ------------
Transportation - 4.29%

America West Airlines *                              113,000          1,793,875
APS Holding Corp 'A' *                                43,600            675,800
Landstar System Inc *                                 55,000          1,278,750
Lear Seating Corp *                                   29,400          1,003,275
Polaris Industries                                    47,500          1,128,125
Teekay Shipping                                       40,800          1,336,200
                                                                   ------------
                                                                      7,216,025
                                                                   ------------

    * Non-income producing securities.

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996


-----------------------------------------------------------------------------
                                                                       Market
                                                      Shares            Value
                                                      ------            -----

Utilities - 2.06%
Brooks Fiber Properties Inc *                         20,500     $    522,750
Octel Communications *                               110,000        1,925,000
Telephone/Data Systems                                28,000        1,015,000
                                                                 ------------
                                                                    3,462,750
                                                                 ------------

Total Common Stocks (Cost $139,637,298)                           160,630,063
                                                                 ------------


                                                   Principal           Market
                                                      Amount            Value
                                                      ------            -----

Corporate Bonds & Notes - 0.15%
Trenwick Group
    6.000% Due 12/15/99                             $240,000          253,200
                                                                 ------------
Total Corporate Bonds & Notes
    (Cost $240,000)                                                   253,200
                                                                 ------------
Total Investments in Securities
    at Market Value (Cost $139,877,298)                           160,883,263
                                                                 ------------


                                                                        Value
                                                                        -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 4.32%

State Street Bank and Trust
    4.000% due 01/02/97
    (dated 12/31/96, repurchase price
    of  $7,264,614; collateralized by U.S.
    Treasury Notes - market value
    $7,147,677 and due 02/15/02)                   7,263,000        7,263,000
                                                                 ------------
Total Securities Held Under Repurchase
    Agreement                                                       7,263,000
                                                                 ------------
Total Short-Term Investments
    at amortized cost                                               7,263,000
                                                                 ------------
TOTAL GROWTH PORTFOLIO
    (COST $147,140,298)                                          $168,146,263
                                                                 ============

    * Non-income producing securities.
    see notes to Financial Statements.

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Portfolio Of Investments
December 31, 1996

-----------------------------------------------------------------------------

                                                                       Market
                                                    Shares              Value
                                                    ------              -----
Common Stocks - 85.07%

Capital Goods - 5.88%

Camco International                                 17,000        $   784,125
James River Corp                                    33,900          1,122,938
National Semiconductor *                            17,200            419,250
QUALCOM Inc *                                       16,800            669,900
                                                                  -----------
                                                                    2,996,213
                                                                  -----------
Consumer Discretionary - 22.36%

Apac Teleservices Inc *                             25,500            978,563
CKS Group Inc *                                     20,000            557,500
Eagle Hardware & Garden *                           35,000            726,250
Furniture Brands International Inc *                55,000            770,000
Gartner Group Inc 'A' *                             25,600            996,800
Gucci Group                                         12,400            792,050
MGM Grand Inc *                                     19,800            690,525
O'Sullivan Industries Holdings *                    55,000            770,000
Pacific Sunwear Of California *                     35,000            901,250
St. Johns Knits Inc                                 18,000            783,000
Superior Services Inc *                             30,000            611,250
VIASOFT Inc *                                       14,000            661,500
Waters Corp *                                       28,000            850,500
West Marine Inc *                                   18,200            514,150
Williams Sonoma *                                   21,900            796,612
                                                                  -----------
                                                                   11,399,950
                                                                  -----------
Consumer Staples - 0.85%

Mastec Inc *                                         8,200            434,600
                                                                  -----------
                                                                      434,600
                                                                  -----------
Energy - 9.33%

Devon Energy Corp                                   20,000            695,000
Diamond Offshore Drilling *                         16,400            934,800
Energy Ventures Inc *                               17,000            864,875
Nabors Industries Inc *                             39,500            760,375
Nuevo Energy Co *                                   15,000            780,000
United Meridian Corp *                              13,900            719,325
                                                                  -----------
                                                                    4,754,375
                                                                  -----------
Financial & Business Services - 8.70%

Bank Plus Corp *                                    55,000           $632,500
CMAC Investment Corp                                17,000            624,750
COREstaff Inc *                                     28,000            663,250
Everest Reinsurance Holdings                        19,800            569,250
Imperial Credit Industries *                        25,000            525,000
Interim Service Inc *                               12,500            443,750
Washington Mutual Inc                               22,600            978,863
                                                                  -----------
                                                                    4,437,363
                                                                  -----------
Health Care - 8.16%

Alternative Living Services *                       22,000            319,000
AmeriSource Health 'A' *                            13,300            641,725
HEALTHSOUTH Corp *                                  12,000            463,500
Hooper Holmes Inc                                   55,000            955,625
Jones Medical Industries Inc                        14,000            512,750
Medicis Pharmaceutical 'A' *                        12,000            528,000
Mentor Corp                                         25,000            737,500
                                                                  -----------
                                                                    4,158,100
                                                                  -----------
Materials & Processing - 4.42%

Republic Industries Inc *                           14,600            455,338
USA Waste Services *                                25,000            796,875
Wyman-Gordon                                        45,000          1,001,250
                                                                  -----------
                                                                    2,253,463
                                                                  -----------
Technology - 23.72%

Ace Communications Corp *                           60,000            900,000
Act Networks Inc *                                   2,600             94,900
Adaptec Inc *                                       34,000          1,360,000
Ascend Communications Inc *                         15,700            975,362
Axent Technologies Inc *                            30,000            450,000
Billing Information Concepts *                      20,000            575,000
Check Point Software                                12,500            271,875
Checkpoint System *                                 25,000            618,750
Fore Systems *                                      22,900            752,837
LCC International Inc 'A' *                         23,000            425,500
Netscape Communications Corp *                      19,100          1,086,312
Rational Software Corp *                            21,300            842,681

PACIFIC SELECT FUND
AGGRESSIVE EQUITY PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------

                                                                      Market
                                                    Shares            Value
                                                    ------            -----
Technology - (Continued)

Talx Corp *                                         84,000        $   693,000
Titanium Metals Corp *                              26,000            854,750
Videoserver Inc *                                   17,000            722,500
VLSI Technology *                                   35,000            835,625
Xylan Corp *                                        22,400            632,800
                                                                   ----------
                                                                   12,091,892
                                                                   ----------
Transportation - 1.65%

Harley-Davidson Inc                                 17,900            841,300
                                                                   ----------
                                                                      841,300
                                                                   ----------
Total Common Stocks (Cost $41,046,297)                             43,367,256
                                                                   ----------

Total Investments In Securities
    At Market Value (Cost $41,046,297)                             43,367,256
                                                                   ----------
                                                 Principal
                                                   Amount              Value
                                                   ------              -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 14.93%

State Street Bank And Trust
    4.000% Due 01/02/97
    (Dated 12/31/96, repurchase price
    of  $7,610,691; collateralized by U.S.
    Treasury Notes - market value
    $7,765,668 and due 06/26/97)                $7,609,000          7,609,000
                                                                   ----------

Total Securities Held Under Repurchase
    Agreement                                                       7,609,000
                                                                   ----------
Total Short-Term Investments
    at amortized cost                                               7,609,000
                                                                   ----------
TOTAL AGGRESSIVE EQUITY
    PORTFOLIO (Cost $48,655,297)                                  $50,976,256
                                                                  ===========
    * Non-income producing securities.
    see notes to Financial Statements.

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Portfolio Of Investments
December 31, 1996

-------------------------------------------------------------------------------
                                                                        Market
                                                    Shares               Value
                                                    ------              ------
COMMON STOCKS - 76.54%

Consumer Discretionary - 12.05%

Abercrombie & Fitch Co 'A' *                       230,725      $    3,806,963
Bristol Myers Squibb                                32,950           3,583,313
Central Euro Media Entert 'A' *                     40,466           1,284,796
Concord EFS Inc *                                   46,975           1,327,044
Doubletree Corp *                                   77,250           3,476,250
Extended Stay America Inc *                         22,500             452,813
Fastenal Co                                         12,475             570,731
Galoob (Lewis) Toys Inc *                           45,275             633,850
Linens 'N Things Inc *                              43,425             852,216
MFS Communications Co Inc *                        295,497          16,104,587
Millicom International Cellular 'A' *               18,625             598,328
National Processing Inc *                           85,650           1,370,400
Nike Inc                                            95,450           5,703,138
Nordstrom Inc                                       17,075             605,095
Paging Network Inc *                                97,675           1,489,544
Palmer Wireless Inc 'A' *                           80,475             844,988
Papa John's International Inc *                     11,775             397,406
Planet Hollywood Intl Inc 'A' *                     32,750             646,813
Teletech Holdings Inc *                            175,225           4,555,850
Tommy Hilfiger  *                                   12,300             590,400
Verifone Inc *                                      42,500           1,253,750
Warner Lambert Co                                   37,300           2,797,500
                                                                   -----------
                                                                    52,945,775
                                                                   -----------
Energy - 1.18%

Triton Energy Limited *                            106,725           5,176,163
                                                                   -----------
                                                                     5,176,163
                                                                   -----------
Financial & Business Services - 19.68%

Alco Standard Corp                                  83,875           4,330,047
Associates First Capital Corp                       97,400           4,297,775
Bank Of New York Co Inc                             30,700           1,036,125
Chase Manhattan Corp                                48,600           4,337,550
First Data Corp                                    221,300           8,077,450
First USA Paymentech Inc *                         426,350          14,442,606
HFS Inc *                                          133,550           7,979,613
Lamar Advertising Co *                              79,100           1,918,175
Outdoor Systems Inc *                               75,813           2,132,227
Redwood Trust Inc                                   84,050           3,130,863
Schwab (Charles) Corp                               12,400             396,800
SunAmerica Inc                                      48,200           2,138,875
Universal Outdoor Holdings *                        13,625             320,188
UNUM Corp                                           59,450           4,295,263
Wells Fargo & Co                                   102,741          27,714,385
                                                                   -----------
                                                                    86,547,942
                                                                   -----------
Health Care - 9.83%

Centocor Inc *                                     265,650           9,496,988
HBO & Co                                           237,175          14,082,266
Lilly (Eli) & Co                                   109,225           7,973,425
Omnicare Inc                                       167,325           5,375,316
Pharmaceutical Product Development *                70,300           1,775,075
Target Therapeutics *                              107,025           4,495,050
                                                                   -----------
                                                                    43,198,120
                                                                   -----------
Materials & Processing - 1.53%

Monsanto Co                                        130,850           5,086,794
Praxair Inc                                         34,050           1,570,556
Quintiles Transnational *                            1,250              82,813
                                                                   -----------
                                                                     6,740,163
                                                                   -----------
Technology - 27.06%

Advanced Micro Devices *                               13,575          349,556
Analog Devices *                                      439,500       14,888,063
Ascend Communications Inc *                            87,850        5,457,681
Aspen Technology Inc *                                 33,375        2,678,344
Black Box Corp *                                       12,475          514,594
Cambridge Tech Partners Inc *                           5,975          200,536
Ciber Inc *                                            17,450          523,500
Cisco Systems Inc *                                   226,200       14,391,975
CompDent Corp *                                        80,800        2,848,200
Dell Computer Corp *                                   17,275          917,734
Documentum Inc *                                       13,900          469,125
ETEC Systems Inc *                                     10,775          412,144
HNC Software Inc *                                     94,600        2,968,075
IBM Corp                                               46,925        7,085,675
Indus Group Inc *                                      97,075        2,499,681
Intel Corp                                             45,200        5,918,375
Intelligroup *                                         14,500          159,500

* Non-income producing securities

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                                                        Market
                                                       Shares            Value
                                                       ------           ------
Technology - (Continued)

Intelliquest Information Group *                       96,675   $    2,199,356
JDA Software Group Inc *                               85,325        2,431,763
Keane Inc *                                            79,000        2,508,250
Lucent Technologies Inc                                56,025        2,591,156
Meta Group Inc *                                       40,850        1,102,950
Microsoft Corp *                                       24,800        2,049,100
Netscape Communications Corp *                         76,650        4,359,469
Oracle Systems Corp *                                  22,675          946,681
Parametric Technology Corp *                          138,900        7,135,988
Peoplesoft Inc *                                      163,975        7,860,552
Pittway Corp                                          127,362        6,813,867
Premiere Technologies Inc *                             3,600           90,000
Sapient Corp *                                         11,225          472,853
Sun Microsystems *                                    133,275        3,423,510
Systemsoft Corp *                                      76,000        1,130,500
Technology Solutions *                                116,075        4,817,113
U.S. Robotics Corp                                     37,450        2,696,400
West Teleservices *                                     9,375          213,281
Xylan Corp *                                          136,475        3,855,419
                                                                --------------
                                                                   118,980,966
                                                                --------------
Transportation - 0.52%

Wisconsin Central Trans *                              58,200        2,306,175
                                                                --------------
                                                                     2,306,175
                                                                --------------
Utilities - 4.69%

Cincinnati Bell Inc                                   176,425       10,872,191
Commnet Cellular Inc *                                  8,575          239,028
Worldcom Corp *                                       364,450        9,498,478
                                                                   -----------
                                                                    20,609,697
                                                                   -----------
Total Common Stocks
    (Cost $302,681,254)                                            336,505,001
                                                                   -----------

FOREIGN COMMON STOCKS - 10.20%

Brazil - 0.39%

Telebras ADR                                           22,550        1,725,075
                                                                   -----------
                                                                     1,725,075
                                                                   -----------
Canada - 1.14%

Potash Corp Of Saskatchewan                            59,043        5,018,655
                                                                   -----------
                                                                     5,018,655
                                                                   -----------
Finland - 1.73%

Cultor Oy 1                                             2,858          155,400
Metra Oy 'B'                                           64,794        3,635,837
Nokia Corp ADR Pref                                    66,125        3,810,453
                                                                   -----------
                                                                     7,601,690
                                                                   -----------
France - 0.32%

Axime (Ex Segin)                                       12,320        1,424,277
                                                                   -----------
                                                                     1,424,277
                                                                   -----------
Germany - 0.76%

Fresenius Medical Care ADR *                          118,375        3,329,297
                                                                   -----------
                                                                     3,329,297
                                                                   -----------
Italy - 1.97%

Banca Popolare Di Bergam                               20,771          342,078
Gucci Group *                                         102,000        6,515,250
Telecom Italia SPA                                    715,440        1,807,452
                                                                   -----------
                                                                     8,664,780
                                                                   -----------
Mexico - 0.00%

Grupo Financiero Inbursa                                2,784            9,498
                                                                   -----------
                                                                         9,498
                                                                   -----------
Netherlands - 0.05%

Baan Company Nv  *                                      6,225          216,319
                                                                   -----------
                                                                       216,319
                                                                   -----------
Sweden - 0.83%

Kinnevik Ab 'B' Free                                   64,755        1,779,049
Netcom System Ab                                       69,107        1,115,940
Securitas Ab 'B' Free                                  24,990          724,909
                                                                   -----------
                                                                     3,619,898
                                                                   -----------

* Non-income producing securities.

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

------------------------------------------------------------------------------
                                                                        Market
                                                       Shares            Value
                                                       ------           ------
United Kingdom - 3.01%

Barclays PLC                                          121,454      $ 2,080,940
Danka Business Systems ADR                             35,375        1,251,391
Ecsoft Group PLC ADR *                                 69,875          672,545
Glaxo Holdings                                         28,581          463,995
Glaxo Sponsored ADR                                    29,525          937,418
Rentokil Group PLC                                    528,568        3,973,708
SmithKline Beecham PLC                                 56,675        3,853,900
                                                                   -----------
                                                                    13,233,897
                                                                   -----------
Total Foreign Common Stocks
    (Cost $35,509,662)                                              44,843,386
                                                                   -----------


Total Investments in Securities
    at Market Value (Cost $338,190,916)                            381,348,387
                                                                   -----------
COMMERCIAL PAPER - 12.56%

                                                     Principal
                                                       Shares            Value
                                                       ------           ------
American Express Credit
    6.550% due 01/02/97                          $ 15,300,000       15,297,216
FMC Finance
    5.250% due 01/23/97                            10,000,000        9,967,916
FNMA
    5.625% due 01/03/97                            20,000,000       19,993,750
JP Morgan
    5.300% due 01/13/97                            10,000,000        9,982,334
                                                                   -----------
Total Commercial Paper                                              55,241,216
                                                                   -----------

U.S. TREASURY BILLS - 0.68%

    5.190% due 01/09/97                             3,000,000        2,996,540
                                                                   -----------
Total U.S. Treasury Bills                                            2,996,540
                                                                   -----------
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 0.02%

State Street Bank and Trust
    4.000% due 01/02/97
    (Dated 12/31/96, repurchase price
    of $85,019; collateralized by U.S.
    Treasury Notes - market value
    $87,114 and due 06/26/97)                         $85,000          $85,000
                                                                  ------------
Total Securities Held Under Repurchase
    Agreement                                                           85,000
                                                                  ------------

Total Short-term Investments
    at Amortized Cost                                               58,322,756
                                                                  ------------

TOTAL GROWTH LT PORTFOLIO
    (COST $396,513,672)                                           $439,671,143
                                                                  ============

    * Non-income producing securities.
    See Notes To Financial Statements.

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Portfolio of Investments
December 31, 1996

------------------------------------------------------------------------------
                                                                       Market
                                                    Shares              Value
                                                    ------             ------
Common Stocks - 95.86%

Capital Goods - 8.62%

AlliedSignal Inc                                    90,600      $   6,070,200
Boeing                                             121,700         12,945,838
Coltec Industries *                                113,800          2,147,975
Cooper Industries Inc                               48,500          2,043,062
Grainger (W.W.) Inc                                 87,900          7,053,975
WMX Technologies Inc                               224,700          7,330,838
                                                                -------------
                                                                   37,591,888
                                                                -------------
Consumer Discretionary - 19.34%

American Home Products                              91,600          5,370,050
Bausch & Lomb Inc                                   42,900          1,501,500
Bristol Myers Squibb                                45,500          4,948,125
Circuit City Store                                 140,300          4,226,538
Federated Department Stores *                       93,300          3,183,863
Learning Co Inc *                                  146,800          2,110,250
MCI Communications Corp                            181,500          5,932,781
Paging Network Inc *                               120,900          1,843,725
Procter & Gamble                                   122,000         13,115,000
TCI Satellite Entertainment 'A' *                  186,100          1,837,738
Tele-communications 'A' *                          703,300          9,186,856
Time Warner Inc                                    189,200          7,095,000
Toys R Us *                                        117,000          3,510,000
Viacom Inc                                          49,400          1,722,825
Wal-Mart Stores Inc                                462,900         10,588,838
Warner Lambert Co                                  109,100          8,182,500
                                                                -------------
                                                                   84,355,589
                                                                -------------
Consumer Staples - 7.51%

Kellogg Co                                          31,800          2,086,875
Pepsico                                            252,200          7,376,850
Philip Morris Co Inc                               124,300         13,999,288
Ralston-Purina Group                                61,400          4,505,225
Unilever N.V.                                       27,200          4,766,800
                                                                -------------
                                                                   32,735,038
                                                                -------------
Energy - 11.67%

Anadarko Petroleum                                  30,600          1,981,350
Ashland Oil Inc                                     90,300          3,961,913
British Petroleum PLC ADR                           41,178          5,821,539
Cooper Cameron Corp *                               20,835          1,593,877
DuPont (Ei) deNemours                               79,900          7,540,562
Duke Power Co                                       44,900          2,076,625
Enron Corp                                          98,300          4,239,188
Exxon Corp                                         170,800         16,738,400
Royal Dutch Petroleum Guild                         40,700          6,949,525
                                                                -------------
                                                                   50,902,979
                                                                -------------

Financial & Business Services - 14.29%

Ambac Inc                                           29,800          1,977,975
Corestates Financial                                68,400          3,548,250
Crestar Financial Corp                              38,600          2,870,875
Dean Witter Discover & Co                           88,900          5,889,625
First Chicago NBD Corp                             129,100          6,939,125
First Data Corp                                     52,700          1,923,550
First Tennessee National                            61,800          2,317,500
First USA Inc                                      126,500          4,380,062
Firstar Corp                                        74,700          3,921,750
Fleet Financial Group Inc                           63,900          3,187,013
Great Western Financial                             31,400            910,600
ITT Hartford Group                                  83,200          5,616,000
MBIA Inc                                            21,800          2,207,250
NationsBank Corp                                    86,600          8,465,150
Providian Corp                                     140,800          7,233,600
Salomon Inc                                         19,500            918,937
                                                                -------------
                                                                   62,307,262
                                                                -------------

Health Care - 6.87%

Alza Corp *                                         60,100          1,555,088
Columbia/HCA Healthcare                            145,500          5,929,125
Forest Laboratories *                              166,900          5,465,975
Humana Inc                                         107,400          2,054,025
Pfizer Inc                                          41,500          3,439,312
Schering-Plough                                     32,500          2,104,375
SmithKline Beecham PLC                              33,200          2,257,600
United Healthcare Corp                             159,200          7,164,000
                                                                -------------
                                                                   29,969,500
                                                                -------------

    * Non-income Producing Securities.

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                                     Market
                                                    Shares            Value
                                                    ------           ------
Materials & Processing - 6.18%

Albemarle Corp                                     224,400      $   4,067,250
Allegheny Teledyne Inc                             219,229          2,560,612
Aluminum Company Of America                         57,000          3,633,750
Johnson Controls Inc                                52,800          4,375,800
Temple Inland Inc                                   52,600          2,846,975
Union Carbide Corp                                 181,000          7,398,375
USG Corp *                                          60,500          2,049,437
                                                                -------------
                                                                   26,932,199
                                                                -------------

Technology - 10.16%

Autodesk Inc                                        56,100          1,570,800
Bay Networks Inc *                                  61,500          1,283,813
CISCO Systems Inc *                                 79,000          5,026,375
Compaq Computer Corp *                              24,600          1,826,550
EMC Corp *                                         143,200          4,743,500
General Instruments Corp *                         283,400          6,128,525
IBM Corp                                            37,700          5,692,700
Intel Corp                                          30,500          3,993,593
Oracle Systems Corp *                               52,600          2,196,050
Perkin Elmer Corp                                   38,600          2,272,575
Quantum Corp *                                     134,400          3,847,200
Read-Rite Corp *                                    98,700          2,492,175
Sensormatic Electric                               193,500          3,241,125
                                                                -------------
                                                                   44,314,981
                                                                -------------

Transportation - 4.32%

Consolidated Freightways Corp *                     88,950            789,431
Consolidated Freightways Inc                       177,800          3,956,050
General Motors Corp                                148,500          8,278,875
Union Pacific Corp                                  97,000          5,832,125
                                                                -------------
                                                                   18,856,481
                                                                -------------

Utilities - 6.90%

Allegheny Power Systems                             84,300          5,042,268
Bell Atlantic Corp                                  83,100          5,380,725
Dominion Resources Inc                              64,900          2,498,650
Edison International                               107,200          2,130,600
GTE Corp                                            47,300          2,152,150
Pacific Gas & Electric                             107,600          2,259,600
SBC Communications                                  56,100          2,903,175
U.S. West Communications                            98,200          3,166,950
Worldcom Corp *                                    173,900          4,532,268
                                                                -------------
                                                                   30,066,386
                                                                -------------

Total Common Stocks (Cost $379,308,360)                           418,032,303
                                                                -------------

                                                  Principal
                                                    Amount              Value
                                                    ------              -----
CORPORATE BONDS & NOTES - 0.38%

Consumer Discretionary - 0.38%

Berkshire Hathway
    1.000% due 12/02/01                         $1,800,000          1,651,500
                                                                -------------

Total Corporate Bonds & Notes (Cost $1,636,479)                     1,651,500
                                                                -------------

Total Investments in Securities
    at Market Value ($380,944,839)                                419,683,803
                                                                -------------

                                                                        Value
                                                                  -----------
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 3.76%

State Street Bank and Trust
    4.000% due 01/02/97
    (Dated 02/15/02, repurchase price
    Of $16,385,463; collateralized by U.S.
    Treasury Notes - market value
    $16,122,738 and due 02/15/02)               16,381,822         16,381,822
                                                                -------------

Total Securities Held Under Repurchase
    Agreement                                                      16,381,822
                                                                -------------

Total Short-Term Investments
    at amortized cost                                              16,381,822
                                                                -------------

TOTAL EQUITY INCOME PORTFOLIO
    (Cost $397,326,661)                                         $ 436,065,625
                                                                =============

    * Non-income producing securities.
    See Notes to Financial Statements.


PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Portfolio of Investments
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                    Shares              Value
                                                    ------             ------
COMMON STOCKS - 50.30%

Capital Goods - 4.60%

AlliedSignal Inc                                      26,300    $   1,762,100
Boeing                                                33,100        3,521,013
Coltec Industries *                                   31,600          596,450
Cooper Industries Inc                                 13,300          560,263
Grainger (W.W.) Inc                                   24,100        1,934,025
WMX Technologies Inc                                  60,800        1,983,600
                                                                -------------
                                                                   10,357,451
                                                                -------------
Consumer Discretionary - 10.14%

American Home Products                                25,500        1,494,938
Bausch & Lomb Inc                                     12,200          427,000
Bristol Myers Squibb                                  12,200        1,326,750
Circuit City Store                                    38,000        1,144,750
Federated Department Stores *                         25,500          870,188
Learning Co Inc *                                     38,300          550,563
MCI Communications Corp                               49,600        1,621,300
Paging Network Inc *                                  34,200          521,550
Procter & Gamble                                      32,900        3,536,750
TCI Satellite Entertainment 'A' *                     49,000          483,875
Tele-Communications 'A' *                            191,700        2,504,081
Time Warner Inc                                       51,700        1,938,750
Toys R Us *                                           31,000          930,000
Viacom International Inc                              13,500          470,813
Wal-Mart Stores Inc                                  122,600        2,804,475
Warner Lambert Co                                     29,500        2,212,500
                                                                -------------
                                                                   22,838,283
                                                                -------------
Consumer Staples - 3.93%

Kellog Co                                              8,700          570,938
PepsiCo                                               66,400        1,942,200
Philip Morris Co Inc                                  33,500        3,772,938
Ralston-Purina Group                                  17,000        1,247,375
Unilever N.V.                                          7,500        1,314,375
                                                                    8,847,826
Energy - 6.16%

Anadarko Petroleum                                     8,200          530,950
Ashland Oil Inc                                       24,500        1,074,938
British Petroleum PLC ADR                             11,287        1,595,700
Cooper Cameron Corp *                                  6,449          493,349
Duke Power Inc                                        12,500          578,125
duPont (EI) deNemours                                 21,800        2,057,375
Enron Corp                                            26,400        1,138,500
Exxon Corp                                            46,000        4,508,000
Royal Dutch Petroleum Guild                           11,000        1,878,250
                                                                -------------
                                                                   13,855,187
                                                                -------------
Financial & Business Services - 7.44%

Ambac Inc                                              8,100          537,638
Corestates Financial                                  18,500          959,688
Crestar Financial Corp                                10,400          773,500
Dean Witter Discover & Co                             22,900        1,517,125
First Chicago Nbd Corp                                35,100        1,886,625
First Data Corp                                       14,400          525,600
First Tennessee National                              16,800          630,000
First USA Inc                                         34,400        1,191,100
Firstar Corp                                          19,700        1,034,250
Fleet Financial Group Inc                             17,200          857,850
Great Western Financial                                8,300          240,700
ITT Hartford Group                                    22,100        1,491,750
MBIA Inc                                               6,000          607,500
NationsBank Corp                                      23,600        2,306,900
Providian Corp                                        37,900        1,947,113
Salomon Inc                                            5,000          235,625
                                                                -------------
                                                                   16,742,964
                                                                -------------
Health Care - 3.57%

Alza Corp *                                           16,400          424,350
Columbia/HCA Healthcare                               39,600        1,613,700
Forest Laboratories *                                 44,000        1,441,000
Humana Inc                                            28,400          543,150
Pfizer Inc                                            11,400          944,775
Schering-Plough                                        8,800          569,800
SmithKline Beecham Plc                                 9,000          612,000
United Healthcare Corp                                42,100        1,894,500
                                                                -------------
                                                                    8,043,275
                                                                -------------
Materials & Processing - 3.52%

Albemarle Corp                                        57,600        1,044,000
Allegheny Teledyne Inc                                58,397        1,343,131
Aluminum Company Of America                           15,600          994,500
Johnson Controls Inc                                  14,200        1,176,825
Temple Inland Inc                                     14,800          801,050

    *Non-income producing securities.

PACIFIC SELECT FUND
MILTI-STRATEGY PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                    Shares              Value
                                                    ------             ------
Materials & Processing - (Continued)

Union Carbide Corp                                  49,200      $   2,011,050
                                                                      552,163
                                                                -------------
USG Corp *                                          16,300          7,922,719
                                                                -------------
Technology - 5.35%
                                                                      445,200
Autodesk Inc                                        15,900            348,613
Bay Networks Inc *                                  16,700          1,361,575
Cisco Systems Inc *                                 21,400            519,750
Compaq Computer Corp *                               7,000          1,291,875
EMC Corp *                                          39,000          1,669,450
General Instruments Corp *                          77,200          1,540,200
IBM Corp                                            10,200          1,086,781
Intel Corp                                           8,300            597,025
Oracle Systems Corp *                               14,300            606,413
Perkin Elmer Corp                                   10,300          1,050,538
Quantum Corp *                                      36,700            669,125
Read-Rite Corp *                                    26,500            845,875
                                                                -------------
Sensormatic Electric                                50,500         12,032,420
                                                                -------------
Transportation - 2.28%
                                                                      238,738
Consolidated Freightways Corp *                     26,900          1,197,050
Consolidated Freightways Inc                        53,800          2,190,975
General Motors Corp                                 39,300          1,509,138
                                                                -------------
Union Pacific Corp                                  25,100          5,135,901
                                                                -------------
Utilities - 3.31%
                                                                      701,663
Allegheny Power Systems                             23,100          1,463,350
Bell Atlantic Corp                                  22,600            681,450
Dominion Rec Inc Va                                 17,700            582,338
Edison International                                29,300            591,500
GTE Corp                                            13,000            617,400
Pacific Gas & Electric                              29,400            802,125
SBC Communications                                  15,500            777,225
U.S. West Communications                            24,100          1,237,969
                                                                -------------
Worldcom Corp *                                     47,500          7,455,020
                                                                -------------
Total Common Stocks                                               113,231,046
   (Cost $102,604,364)                                          -------------

----------------------------------------------------------------------------
                                                 Principal            Market
                                                  Amount               Value
                                                  ------               -----
CORPORATE BONDS & NOTES - 9.35%

Consumer Discretionary - 0.21%

Tele-Communications
                                                $  430,000      $     470,243
                                                                -------------
   10.125% due 04/15/22                                               470,243
                                                                -------------
Energy - 1.76%

Ferrellgas Partners L.P.
   9.375% due 06/15/06                             500,000            506,250
Hydro Quebec
   8.875% due 03/01/26                           2,100,000          2,405,550
Standard Oil Co
   9.000% due 06/01/19                           1,000,000          1,051,950
                                                                -------------
                                                                    3,963,750
                                                                -------------
Financial & Business Services - 4.10%

Aegis Auto Trust
   8.800% due 03/20/02                             631,654            645,866
Chase Manhattan
   10.125% due 11/01/00                            500,000            560,085
Chrysler Financial Corp
   5.625% due 01/15/99                           1,000,000            989,910
First Union Corp
   6.550% due 10/15/35                           1,700,000          1,654,338
Fleetwood Credit Corp Grantor Trust
   6.900% due 03/15/12                           1,895,410          1,923,197
Marshall & Ilsley
   7.650% due 12/01/26                           1,000,000            970,000
Mellon Bank Capital
   7.720% due 12/01/26                             500,000            493,057
Metropolitan Life
   7.000% due 11/01/05                           2,000,000          1,981,360
                                                                -------------
                                                                    9,217,813
                                                                -------------
Health Care - 0.36%

Mariner Health Group
   9.500% Due 04/01/06                             250,000            244,375
Tenet Healthcare
   10.125% Due 03/01/05                            500,000            555,000
                                                                -------------
                                                                      799,375
                                                                -------------

     *Non-income producing securities.

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

----------------------------------------------------------------------------
                                                 Principal            Market
                                                   Amount              Value
                                                   ------              -----
Materials & Processing - 0.94%

Buckeye Cellulose
   8.500% due 12/15/05                          $   200,000     $     201,500
Georgia Pacific
   9.950% due 06/15/02                            1,500,000         1,706,640
Ryerson Tull Inc
   9.125% due 07/15/06                              200,000           210,000
                                                                -------------
                                                                    2,118,140
                                                                -------------
Transportation - 0.72%

General Motors Corp
   9.125% due 07/15/01                              250,000           273,313
Union Tank Car
   6.500% due 04/15/08                            1,438,029         1,353,372
                                                                -------------
                                                                    1,626,685
                                                                -------------
Utilities - 1.26%

Texas Utilities
   7.375% due 10/01/25                           1,000,000            941,280
Virginia Electric Power
   7.250% due 02/01/23                           2,000,000          1,900,740
                                                                -------------
                                                                    2,842,020
                                                                -------------
Total Corporate Bonds & Notes
   (Cost $20,957,352)                                              21,038,026
                                                                -------------
CONVERTIBLE BONDS - 1.15%

Financial & Business Services - 0.92%

Berkshire Hathway
   1.000% due 12/02/01                             500,000            458,750
Ford Motor Credit
   8.625% due 01/24/00                           1,515,000          1,606,847
                                                                -------------
                                                                    2,065,597
                                                                -------------
Technology - 0.23%

Moog Inc
   10.000% due 05/01/06                            500,000            527,500
                                                                -------------
                                                                      527,500
                                                                -------------
Total Convertible Bonds
   (Cost $2,763,238)                                                2,593,097
                                                                -------------

MORTGAGE-BACKED SECURITIES - 9.98%

Collateralized Mortgage Obligations - 0.10%

Donaldson, Lufkin & Jenrette
   8.548% due 11/25/24                          $  215,982      $     216,049
                                                                -------------
                                                                      216,049
                                                                -------------
Federal Home Loan Mortgage Corporation - 2.27%

   6.500% due 09/01/10                             318,720            313,955
   6.500% due 03/01/11                              35,255             34,685
   6.500% due 04/01/11                             401,762            395,530
   6.500% due 05/01/11                           3,242,138          3,190,592
   7.000% due 01/01/04                             360,217            361,420
   8.500% due 07/01/02                             795,556            823,194
                                                                -------------
                                                                    5,119,376
                                                                -------------
Federal National Mortgage Association - 5.12%

   5.500% due 04/25/05                             500,000            492,810
   6.000% due 12/25/07                             581,674             67,256
   6.300% due 12/25/15                           1,925,651          1,868,483
   6.500% due 01/25/23                           6,220,000          6,034,520
   8.000% due 11/01/26                           2,996,631          3,058,016
                                                                -------------
                                                                   11,521,085
                                                                -------------
Government National Mortgage Association - 2.49%

   7.000% due 06/15/23                             659,919            648,991
   7.000% due 03/15/24                             451,101            443,527
   7.000% due 04/15/24                           1,361,644          1,338,782
   7.000% due 05/15/24                              99,764             98,089
   7.125% due 06/20/21                             251,093            256,747
   7.125% due 06/20/23                             159,822            163,346
   7.500% due 05/15/17                             140,035            141,974
   7.500% due 02/15/24                              44,290             44,456
   8.000% due 11/15/25                             510,812            522,627
   8.000% due 06/15/26                             634,462            648,579
   8.000% due 07/15/26                             328,260            335,564
   8.000% due 09/15/26                             488,306            499,171
   12.000% due 05/15/16                            413,376            473,195
                                                                -------------
                                                                    5,615,048
                                                                -------------
Total Mortgage-Backed Securities
   (Cost $22,203,345)                                              22,471,558
                                                                -------------

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                 Principal             Market
                                                   Amount               Value
                                                   ------               -----
OTHER ASSET-BACKED SECURITIES - 4.21%

Access Financial Corp
   6.100% due 05/15/21                        $    799,799      $     800,247
   6.375% due 05/15/21                           1,000,000            992,650
Alaska Trade Co
   6.790% due 10/01/05 ~                         2,500,000          2,475,000
Caterpillar Financial
   6.300% due 05/25/02                             500,000            500,790
Greentree Financial
   6.700% due 10/15/17                           1,000,000          1,008,700
Greentree Rec, Equip, & Consumer Trust
   5.550% due 02/15/18                             682,770            665,489
Morgan Stanley Mtg Trust
   8.950% due 05/01/17                             515,256            531,650
Premier Auto Trust
   4.650% due 11/02/99                             475,670            471,060
U.S.A. Bancorp
   8.270% due 12/15/26                           1,000,000          1,031,380
World Omni Auto Lease
   6.300% due 06/25/02                           1,000,000          1,007,150
                                                                -------------
Total Other Asset-Backed Securities
   (Cost $9,483,954)                                                9,484,116
                                                                -------------

U.S. TREASURY BONDS - 10.42%

   6.000% due 02/15/26                             650,000            591,706
   8.500% due 02/15/20                          15,459,000         18,572,481
   12.000% due 08/15/13                          3,000,000          4,291,879
                                                                -------------
Total U.S. Treasury Bonds
   (Cost $22,485,794)                                              23,456,066
                                                                -------------

U.S. TREASURY NOTES - 5.67%

   6.000% due 08/15/99                           7,225,000          7,226,100
   6.875% due 07/31/99                           2,910,000          2,970,011
   6.875% due 05/15/06                             365,000            376,235
   7.875% due 11/15/04                           2,000,000          2,183,121
                                                                -------------

Total U.S. Treasury Notes
   (Cost $12,679,306)                                              12,755,467
                                                                -------------

FOREIGN BONDS - 1.07%

China - 0.11%

Guangdong International
   8.750% due 10/24/16                             250,000            257,263
                                                                -------------
                                                                      257,263
                                                                -------------
England - 0.61%

Midland Bank PLC
   8.625% due 12/15/04                           1,250,000          1,363,950
                                                                -------------
                                                                    1,363,950
                                                                -------------
France - 0.25%

Legrand
   8.500% due 02/15/25                             500,000            562,474
                                                                -------------
Indonesia - 0.05%                                                     562,474
                                                                -------------

Sampoerna International
   8.375% due 06/15/06                             100,000            101,636
                                                                -------------
                                                                      101,636
                                                                -------------
Philippines - 0.05%

Philippine Long Distance
   10.625% due 06/02/04                            100,000            113,374
                                                                -------------
                                                                      113,374
                                                                -------------
Total Foreign Bonds
  (Cost $2,214,146)                                                 2,398,697
                                                                -------------

Total Investments In Securities
   at Market Value (Cost $195,391,499)                            207,428,073
                                                                -------------


   ~Purchased in a private placment transaction;
    the public may require registration.


PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

----------------------------------------------------------------------------
                                                 Principal
                                                   Amount              Value
                                                 ---------             -----

SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 7.85%

State Street Bank And Trust
   4.000% due 01/02/97
   (Dated 12/31/96, repurchase price
   of $17,662,049; collateralized by U.S.
   Treasury Notes - market value
   $17,375,800 and due 02/15/02)             $  17,658,125      $  17,658,125
                                                                -------------
Total Securities Held Under Repurchase
   Agreement                                                       17,658,125
                                                                -------------
Total Short-Term Investment
   at Amortized Cost                                               17,658,125
                                                                -------------

TOTAL MULTI-STRATEGY PORTFOLIO
   (Cost $213,049,624)                                          $ 225,086,198
                                                                =============



See Notes to Financial Statements

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Portfolio of Investments
December 31, 1996
-----------------------------------------------------------------------------

                                                                      Market
                                                     Shares           Value
                                                     ------           -----
COMMON STOCKS - 92.97%

Capital Goods - 2.10%

Case Corp                                            80,000     $  4,360,000
                                                                ------------
                                                                   4,360,000
                                                                ------------
Consumer Discretionary - 26.66%

Abercrombie & Fitch Co 'A' *                        100,000        1,650,000
Boston Chicken Inc*                                 110,000        3,946,250
Callaway Golf Co                                    200,000        5,750,000
Estee Lauder Co 'A'                                 110,000        5,596,250
General Mills Inc                                    50,000        3,168,750
Gillette Co                                          30,000        2,332,500
Gucci Group                                         125,000        7,984,375
Kmart Corp                                           50,000          518,750
Motorola                                             50,000        3,068,750
Nike Inc                                             50,000        2,987,500
Saks Holdings Inc*                                  140,000        3,780,000
Sears Roebuck                                        50,000        2,306,250
Tiffany & Co                                         50,000        1,831,250
Univision Communications Inc*                        60,000        2,220,000
Walt Disney Productions                             120,000        8,355,000
                                                                ------------
                                                                  55,495,625
                                                                ------------
Consumer Staples - 6.17%

Coca-Cola                                           100,000        5,262,500
Starbucks Corp*                                     265,000        7,585,625
                                                                ------------
                                                                  12,848,125
                                                                ------------
Financial & Business Services - 18.56%


Associates First Capital Corp                        50,000        2,206,250
Chase Manhattan Corp                                100,000        8,925,000
Citicorp                                            100,000       10,300,000
First Usa Inc                                       200,000        6,925,000
HFS Inc*                                            120,000        7,170,000
MBNA Corp                                            50,000        2,075,000
Robert Half International INC *                      30,000        1,031,250
                                                                ------------
                                                                  38,632,500
                                                                ------------
Technology - 36.65%

Adaptec Inc*                                         65,000        2,600,000
Cisco Systems Inc*                                  150,000        9,543,750
Compaq Computer Corp*                                70,000        5,197,500
Dell Computer Corp*                                  90,000        4,781,250
Diebold Inc                                          40,000        2,515,000
Fore Systems*                                        80,000        2,630,000
Gateway 2000*                                        40,000        2,142,500
Hewlett Packard Co                                   60,000        3,015,000
Intel Corp                                           78,000       10,213,125
McAfee Associates Inc*                               80,000        3,520,000
Microsoft Corp*                                     140,000       11,567,500
Netscape Communications Corp*                        20,000        1,137,500
Oracle Systems Corp*                                 75,000        3,131,250
Sun Microsystems*                                   200,000        5,137,500
U.S. Robotics Corp                                   25,000        1,800,000
3 Com Corp*                                         100,000        7,337,500
                                                                ------------
                                                                  76,269,375
                                                                ------------
Transportation - 0.65%

Rohr Industries*                                     60,000        1,357,500
                                                                ------------
                                                                   1,357,500
                                                                ------------
Utilities - 2.18%

Ericsson (LM) Tel 'B'ADS                            150,000        4,528,125
                                                                ------------
                                                                   4,528,125
                                                                ------------

Total Common Stocks (Cost $154,876,475)                          193,491,250
                                                                ------------

Total Investments in Securities
   at market value (Cost $154,876,475)                           193,491,250
                                                                ------------

   * Non-income producing securities.

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

----------------------------------------------------------------------------
                                                 Principal
                                                   Amount             Value
                                                   ------             -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 7.03%

Citibank N.A.
   6.900% due 01/02/97
   (Dated 12/31/96, repurchase price
   of $14,643,611; collateralized by U.S.
   Treasury Notes - market value
   $14,917,297 and due 12/31/98)               $14,638,000    $  14,638,000
                                                              -------------
Total Securities Held Under Repurchase
   Agreement                                                     14,638,000
                                                              -------------
Total Short-Term Investments
   At Amortized Cost                                             14,638,000
                                                              -------------

Total Equity Portfolio
   (Cost $169,514,475)                                        $ 208,129,250
                                                              =============



See Notes To Financial Statements.

PACIFIC SELECT FUND
BOND AND INCOME PORTFOLIO
Portfolio of Investments
December 31, 1996

--------------------------------------------------------------------
                                        PRINCIPAL           MARKET
                                          AMOUNT             VALUE
                                          ------             -----
CORPORATE BONDS & NOTES - 77.17%

Capital Goods - 10.41%

Boeing
   6.875% due 10/15/43                $ 2,000,000       $ 1,880,000

James River Corp
   7.750% due 11/15/23                  1,000,000           992,800

Lockhead Martin
   7.750% due 05/01/26                  1,500,000         1,565,625

Loral
   7.000% due 09/15/23                  2,090,000         1,942,028

Northrop Grumman Corp
   7.750% due 03/01/16                  2,000,000         2,015,000
                                                        -----------
                                                          8,395,453
                                                        -----------
Consumer Discretionary - 14.63%

CBS Inc
   7.125% due 11/01/23                  2,000,000         1,672,500

Dayton Hudson Co
   9.700% due 06/15/21                    500,000           608,125

Fruit of the Loom
   7.375% due 11/15/23                  2,000,000         1,852,500

ITT Destinations Corp
   7.750% due 11/15/25                  1,000,000           946,430

News America Holdings
   7.750% due 12/01/45                  2,100,000         1,974,000

Time Warner Entertainment
   8.375% due 07/15/33                  2,000,000         2,017,500

Times Mirror Co
   7.250% due 11/15/96                  1,000,000           970,020

Walt Disney Productions
   7.550% due 07/15/93                  1,750,000         1,750,000
                                                        -----------
                                                         11,791,075
                                                        -----------
Consumer Staples - 9.00%

Anheuser Busch
   7.000% due 12/01/25                  2,000,000         1,900,000

Coca-Cola Enterprise
   6.750% due 09/15/23                  1,500,000         1,402,500

Ralston Purina
   7.875% due 06/15/25                  1,500,000         1,539,375

   8.625% due 02/15/22                    500,000           551,250

Seagram Co Limited

   6.875% due 09/01/23                  2,000,000         1,857,500
                                                        -----------
                                                          7,250,625
                                                        -----------
Energy - 2.61%

Apache Corp
   7.625% due 11/01/96                  1,000,000           998,750

Hydro Quebec
   8.625% due 06/15/29                  1,000,000         1,103,860
                                                        -----------
                                                          2,102,610
                                                        -----------
Financial & Business Services - 10.70%

American General
   7.500% due 07/15/25                  1,500,000         1,503,750

GMAC
   7.400% due 09/01/25                  2,000,000         1,962,500

International Bank
   0.000% due 07/15/29                 17,140,000         1,778,275

Nationsbank Corp
   7.250% due 10/15/25                  3,500,000         3,381,875
                                                        -----------
                                                          8,626,400
                                                        -----------
Health Care - 8.56%

Columbia/HCA Healthcare
   7.500% due 11/15/95                  3,500,000         3,478,125

Merck & Co Inc
   6.300% due 01/01/26                  1,000,000           901,250

Rite Aid Corp
   7.700% due 02/15/27                  2,500,000         2,518,750
                                                        -----------
                                                          6,898,125
                                                        -----------
Materials & Processing - 6.73%

Asarco Inc
   8.500% due 05/01/25                  1,000,000         1,058,750

Dow Chemical
   7.375% due 03/01/23                  1,500,000         1,492,500

Georgia-Pacific
   7.375% due 12/01/25                  1,500,000         1,410,000

PACIFIC SELECT FUND
BOND AND INCOME PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

---------------------------------------------------------------------------
                                                 Principal           Market
                                                   Amount             Value
                                                   ------             -----
Materials & Processing - (continued)

Lyondell Petrochemical
   7.550% due 02/15/26                        $ 1,500,000       $ 1,460,625
                                                                -----------
                                                                  5,421,875
                                                                -----------
Technology - 3.49%

Harris Corp
   7.000% due 01/15/26                          1,000,000           930,000
IBM Corp
   7.000% due 10/30/45                          2,000,000         1,882,500
                                                                -----------
                                                                  2,812,500
                                                                -----------
Transportation - 11.04%

AMR Corp
   9.000% due 09/15/16                          4,500,000         5,045,625
Ford Motor Co
   7.400% due 11/01/46                          2,000,000         1,967,500
Johnson Controls
   6.950% due 12/01/45                          2,000,000         1,885,000
                                                                -----------
                                                                  8,898,125
                                                                -----------
Total Corporate Bonds & Notes
   (Cost $61,292,142)                                            62,196,788
                                                                -----------

U.S. TREASURY BONDS - 14.64%

   6.000% due 02/15/26                          8,000,000         7,282,530
   6.875% due 08/15/25                          3,000,000         3,059,539
   7.125% due 02/15/23                          1,400,000         1,461,903
                                                                -----------

Total U.S. Treasury Bonds
   (Cost $12,224,178)                                            11,803,972
                                                                -----------

U.S. TREASURY STRIPPED - 1.90%

Strip Principal
   0.000% due 02/15/25                         10,000,000         1,529,500
                                                                -----------

Total U.S. Treasury Stripped
   (Cost $1,555,816)                                              1,529,500
                                                                -----------
FOREIGN GOVERNMENT - 3.95%

British Columbia
   7.250% due 09/01/36                          1,000,000         1,020,000
Province of Newfoundland
   7.320% due 10/13/23                          1,000,000           987,500
Province of Saskatchewan
   9.125% due 02/15/21                          1,000,000         1,174,960
                                                                -----------

Total Foreign Government
   (Cost $3,049,007)                                              3,182,460
                                                                -----------

Total Investment in Securities
   at Market Value (Cost $78,121,143)                            78,712,720
                                                                -----------
                                                                      Value
                                                                      -----
SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 2.34%

Citibank N.A.
   6.900% due 01/02/97
   (Dated 12/31/96, repurchase price
   of $1,884,722; collateralized by
   U.S. Treasury Notes - market value
   $1,925,778 and due 12/31/98                  1,884,000         1,884,000
                                                                -----------

Total Securities Held Under
   Repurchase Agreement                                           1,884,000
                                                                -----------

Total Short-Term Investment
   at Amortized Cost                                              1,884,000
                                                                -----------

TOTAL BOND AND INCOME PORTFOLIO
   (COST $80,005,143)                                           $80,596,720
                                                                ===========

* Non-income producing securities.
See Notes To Financial Statements.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                    Shares              Value
                                                    ------             ------
COMMON STOCKS - 92.83%

Capital Goods - 4.90%

AlliedSignal Inc                                    18,200      $   1,219,400
AMP Inc                                             15,400            590,975
Armstrong World Industries                           2,800            194,600
ASARCO Inc                                           3,800             94,525
Ball Corp                                            1,300             33,800
Black & Decker Corp                                  6,400            192,800
Boeing                                              22,900          2,435,987
Briggs & Stratton Co                                 1,200             52,800
Browning Ferris                                     14,800            388,500
Case Corp                                            5,200            283,400
Caterpillar Inc                                     13,000            978,250
Cooper Industries Inc                                8,100            341,213
Cummins Engine Inc                                   1,600             73,600
Deere & Co                                          17,500            710,937
Emerson Electric Co                                 14,700          1,422,225
Foster Wheeler Corp                                  3,500            129,937
General Dynamics Corp                                4,020            283,410
General Signal Corp                                  3,500            149,625
Giddings & Lewis Inc                                 3,900             50,213
Grainger (W.W.) Inc                                  3,000            240,750
Illinois Tool Works                                  8,700            694,912
Ingersoll Rand Co                                    7,500            333,750
James River Corp                                     6,000            198,750
Lockheed Martin Corp                                13,471          1,232,597
Masco Corp                                          11,200            403,200
McDonnell Douglas                                   14,500            928,000
National Semiconductor *                             9,400            229,125
Navistar International Corp *                        2,760             25,185
Northrop Grumman Corp                                4,000            331,000
Parker Hannifin Corp                                 4,550            176,312
Texas Instruments Inc                               12,000            765,000
Textron Inc                                          5,800            546,650
Thomas & Betts Corp                                  4,300            190,812
Trinova Corp                                           700             25,462
TRW Inc                                              8,800            435,600
Tyco Laboratories                                   10,800            571,050
United Technologies                                 16,600          1,095,600
Westinghouse Electric                               25,600            508,800
WMX Technologies Inc                                33,100          1,079,888
                                                                -------------
                                                                   19,638,640
                                                                -------------
Consumer Discretionary - 18.63%

Alcan Aluminum Limited                              14,900            501,012
Alltel Corp                                         13,100            411,012
American General Corp                               14,100            576,337
American Greetings 'A'                               5,760            163,440
American Home Products                              41,600          2,438,800
American Stores Co                                  10,300            421,013
Autozone Inc *                                       3,200             88,000
Avery Dennison Corp                                  5,600            198,100
Avon Products Inc                                    9,500            542,687
Bausch & Lomb Inc                                    4,600            161,000
Bristol Myers Squibb                                33,600          3,654,000
Charming Shoppes Inc                                 1,280              6,480
Circuit City Store                                   5,500            165,687
Coastal Corp                                         7,300            356,788
Comcast 'A'                                         19,235            342,623
ConAgra                                             14,950            743,763
Corning Inc                                         15,900            735,375
Crane Co                                             1,800             52,200
CVS Corp                                             7,400            306,175
Darden Restaurants                                   7,400             64,750
Dayton Hudson Corp                                  14,900            584,825
Deluxe Corp                                          6,400            209,600
Dillard Department Stores                            7,700            237,738
Donnelley (R.R.) & Sons                             10,700            335,713
DSC Communications *                                 8,020            143,358
Eastern Enterprises                                    100              3,538
Eastman Kodak                                       21,500          1,725,375
Ecolab Inc                                           3,270            123,034
E G & G Inc                                          1,700             34,212
Federal Express Corp *                               8,200            364,900
Federated Department Stores *                       14,300            487,987
Fleetwood Enterprise                                 1,800             49,500
Fleming Cos Inc                                        400              6,900
Fluor Corp Del                                       5,700            357,675
Fruit Of The Loom *                                  5,000            189,375
Gap Inc                                             19,500            587,438


    * Non-income producing securities.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------
                                                           Market
                                           Shares           Value
                                           ------          ------
Consumer Discretionary - (Continued)

General Electric                          108,500   $  10,727,938
General Mills Inc                           9,500         602,063
Gillette Co                                36,900       2,868,975
Great Atlantic & Pacific                    3,400         108,375
Guidant Corp                                5,400         307,800
H & R Block                                 6,900         200,100
Harcourt General Inc                        3,842         177,212
Harland (John H.) Co                        1,000          33,000
Harrah's Entertainment Inc *                7,450         148,069
Hasbro Inc                                  6,100         237,138
Hilton Hotels Corp                         15,500         404,938
Home Depot                                 31,100       1,558,887
Interpublic Group                           5,000         237,500
International Flavors/Fragrances            8,100         364,500
Jostens Inc                                 1,048          22,139
Kmart Corp                                 34,000         352,750
Kimberly Clark Corp                        18,676       1,778,889
King World Productions *                    1,600          59,000
Knight-Ridder Inc                           5,700         218,025
Kroger Co *                                 7,800         362,700
Limited Inc                                18,990         348,941
Liz Claiborne Inc                           5,060         195,442
Longs Drug Stores                             600          29,475
Marriott International Inc                  8,600         475,150
Mattel Inc                                 17,450         484,238
May Department Stores Co                   17,200         804,100
Maytag Corp                                 4,900          96,775
McDonalds Corp                             46,200       2,090,550
McGraw Hill Inc                             7,200         332,100
MCI Communications Corp                    46,380       1,516,046
Mercantile Stores                           1,700          83,938
Meredith Corp                                 800          42,200
Motorola                                   38,800       2,381,350
National Service Industries                 4,400         164,450
New York Times Co                           5,200         197,600
Newell Co                                  10,700         337,050
Nike Inc                                   12,500         746,875
Nordstrom Inc                               5,860         207,664
Nynex Corp                                 30,200       1,453,375
Penny (J.C.) Inc                           15,700         765,375
PPG Industries Inc                         11,100         622,988
Price/Costco Inc *                         13,622         342,253
Procter & Gamble                           45,400       4,880,500
Reebok International Limited                4,080         171,360
Rubbermaid Inc                              9,800         222,950
Russell Corp                                1,500          44,625
Sears Roebuck                              25,400       1,171,575
Service Corp International                 14,300         400,400
Sigma Aldrich Corp                          3,800         237,263
Springs Industries Inc                        700          30,100
Stride Rite Corp                              400           4,000
Supervalue Inc                              5,700         161,737
Sysco Corp                                 12,600         411,075
Tandy Corp                                  3,136         137,984
Tele-Communications 'A' *                  38,160         498,465
Tellabs Inc *                              12,400         466,550
Time Warner Inc                            36,720       1,377,000
Times Mirror 'A'                            6,688         332,728
TJX Cos Inc                                 5,700         270,038
Toys R Us *                                17,500         525,000
Tribune Co                                  4,600         362,825
Tupperware Corp                             4,500         241,313
Unicom Corp                                15,400         417,725
VF Corp                                     4,600         310,500
Viacom International Inc                   18,838         656,975
Viacom International Warrants *               289               9
Wal-Mart Stores Inc                       150,200       3,435,825
Walgreen Co                                16,900         676,000
Walt Disney Productions                    44,302       3,084,527
Warner Lambert Co                          18,500       1,387,500
Wendy's International Inc                   9,600         196,800
Whirlpool Corp                              5,300         247,113
Winn Dixie Stores                           8,400         265,650
Woolworth Corp                              7,500         164,062
                                                    -------------
                                                       74,648,517
                                                    -------------

Consumer Staples - 8.18%

Albertson's Inc                            17,300         616,312
American Brands Inc                        11,900         590,537
Anheuser Busch                             34,000       1,360,000


   * Non-income producing securities.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

------------------------------------------------------------------
                                                           Market
                                           Shares           Value
                                           ------          ------

Consumer Staples - (Continued)

Archer-Daniel Midland                      36,842   $     810,524
Brown Forman Inc 'B'                        1,861          85,141
Campbell Soup Co                           15,700       1,259,925
Coca-Cola                                 165,600       8,714,700
Colgate Palmolive                           9,300         857,925
Coors Adolph                                1,190          22,610
CPC International Inc                       9,500         736,250
Giant Foods Inc                             2,700          93,150
Heinz (H.J.) Co                            24,950         891,962
Hershey Foods Corp                          8,700         380,625
Kellogg Co                                 14,300         938,438
PepsiCo                                   101,500       2,968,875
Philip Morris Co Inc                       53,700       6,047,963
Pioneer Hi-Bred Inc                         4,800         336,000
Polaroid Corp                               3,000         130,500
Quaker Oats Co                             10,000         381,250
Ralston Purina Group                        6,500         476,938
Sara Lee Corp                              32,600       1,214,350
Seagrams Limited                           25,100         972,625
Unilever N.V.                              10,900       1,910,225
UST Inc                                    13,600         440,300
Whitman Corp                                5,100         116,663
Wrigley (W.M. Jr.) Co                       7,200         405,000
                                                    -------------
                                                       32,758,788
                                                    -------------

Energy - 11.34%

Amerada Hess Corp                           6,200         358,825
Amoco Corp                                 32,300       2,600,150
Armco Inc                                     500           2,063
Ashland Oil Inc                             5,000         219,375
Atlantic Richfield                         10,300       1,364,750
Baker Hughes Inc                            9,200         317,400
Carolina Power & Light                      8,300         302,950
Central & South West                       15,600         399,750
Chevron Corp                               44,000       2,860,000
Columbia Gas System Inc                     3,900         248,138
Consolidated Edison Co                     17,400         508,950
Consolidated Natural Gas                    6,900         381,225
CSX Corp                                   14,600         616,850
Cyprus Minerals Co                          6,500         151,938
Dresser Industries Inc                     12,500         387,500
Duke Power Co                              11,800         545,750
duPont (EI) deNemours                      36,800       3,473,000
Echo Bay Mines Limited                      5,200          34,450
Enron Corp                                 17,300         746,063
Enserch Corp                                3,600          82,800
Exxon Corp                                 81,700       8,006,600
FMC Corp *                                  1,900         133,238
Halliburton                                 8,600         518,150
Helmerich & Payne                           2,300         119,888
Homestake Mining Co                        11,600         165,300
Inco Limited                               10,600         337,875
Kerr McGee Corp                             3,300         237,600
Louisiana Land & Exploration                2,500         134,063
McDermott International Inc                 5,100          84,788
Minnesota Mining & Mfg Co                  27,100       2,245,913
Mobil Corp                                 26,000       3,178,500
Newmont Mining Corp                         6,798         304,211
Noram Energy Corp                           9,800         150,675
Occidental Petroleum Corp                  19,600         458,150
Paccar Inc                                  3,133         213,044
Panenergy Corp                             10,800         486,000
Pennzoil Co                                 2,900         163,850
Peoples Energy Corp                         1,200          40,650
Phillips Petroleum Co                      16,300         721,275
Rowan Cos Inc *                             6,500         147,063
Royal Dutch Petroleum Guild                35,200       6,010,400
Santa Fe Energy Resources                   4,100          56,888
Schlumberger Limited                       15,900       1,588,013
Sonat Inc                                   6,000         309,000
Sun Company Inc                             5,857         142,764
Tenneco Inc *                              11,500         518,937
Texaco Inc                                 18,100       1,776,063
Unocal Corp                                17,500         710,938
Usx-Marathon Group                         19,400         463,175
Williams Cos                               11,200         420,000
                                                    -------------
                                                       45,444,938
                                                    -------------

Financial & Business Services - 14.82%

Aetna Life & Casualty Co                    9,339         747,120
Ahmanson (H.F.) & Co                        8,700         282,750
Alco Standard Corp                          8,900         459,462


   * Non-income producing securities.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

------------------------------------------------------------------
                                                           Market
                                           Shares           Value
                                           ------          ------

Financial & Business Services - (Continued)

Alexander & Alexander                       1,500   $      26,063
Allstate Corp                              30,089       1,741,401
American International Group Inc           30,600       3,312,450
American Express                           30,700       1,734,550
Aon Corp                                    6,300         391,388
Banc One Corp                              29,240       1,257,320
Bank Of Boston Corp                         9,900         636,075
Bank Of New York Co Inc                    26,600         897,750
BankAmerica Corp                           24,192       2,413,152
Barnett Banks Of Florida                   13,700         563,412
Beneficial Corp                             4,100         259,838
Boatmens Bankshare                         10,600         683,700
Chase Manhattan Corp                       28,640       2,556,120
Chubb Corp                                 12,000         645,000
CIGNA Corp                                  5,200         710,450
Cinergy Corp                                9,113         304,146
Citicorp                                   30,800       3,172,400
Cognizant Corp *                           11,200         369,600
Comerica Inc                                8,100         424,237
Corestates Financial                       15,440         800,950
Dean Witter Discover & Co                  10,527         697,414
Dow Jones & Co Inc                          7,300         247,288
Dun & Bradstreet                           11,200         266,000
FHLMC                                      11,800       1,299,475
FNMA                                       73,200       2,726,700
Fifth Third Bancorp                         7,600         477,375
First Bank Systems                          9,500         648,375
First Chicago NBD Corp                     21,887       1,176,426
First Data Corp                            28,800       1,051,200
First Union Corp                           19,455       1,439,670
Fleet Financial Group Inc                  17,865         891,017
Gannett Inc                                 9,200         688,850
Golden West Financial Corp                  2,900         183,062
Great Western Financial                     8,500         246,500
Green Tree Financial Corp                   9,200         355,350
HFS Inc *                                   8,900         531,775
Household International Inc                 6,200         571,950
ITT Corp *                                  8,200         355,675
ITT Hartford Group                          7,900         533,250
ITT Industries Inc                          7,900         193,550
Jefferson Pilot Corp                        4,000         226,500
Keycorp                                    15,800         797,900
Laidlaw Inc 'B'                            14,100         162,150
Lincoln National Corp                       7,100         372,750
Marsh & McLennan                            5,000         520,000
MBIA Inc                                    2,900         293,625
MBNA Corp                                  15,300         634,950
Mellon Bank Corp                            9,000         639,000
Merrill Lynch Co                           10,300         839,450
MGIC Investment Corp                        3,800         288,800
Morgan (J.P.) And Co Inc                   12,700       1,239,837
Morgan Stanley                             10,400         594,100
National City Corp                         15,700         704,537
NationsBank Corp                           18,772       1,834,963
Northern Telecommunications                17,700       1,095,188
Norwest Corp                               25,100       1,091,850
PNC Bank Corp                              23,300         876,663
Providian Corp                              6,800         349,350
Pulte Corp                                    700          21,525
Republic New York Corp                      4,200         342,825
Safeco Corp                                 9,040         356,515
Salomon Inc                                 7,600         358,150
St Paul Cos Inc                             6,160         361,130
Suntrust Banks Inc                         13,600         669,800
Torchmark Corp                              3,850         194,425
Transamerica Corp                           4,770         376,830
Travelers Inc                              43,094       1,955,390
UNUM Corp                                   4,700         339,575
U.S. Bancorp                               11,040         496,110
USF & G Corp                                6,100         127,337
USLIFE Corp                                   925          30,756
Wachovia Corp                              10,100         570,650
Wells Fargo & Co                            6,100       1,645,475
                                                    -------------
                                                       59,378,342
                                                    -------------


Health Care - 7.68%

Abbott Laboratories                        50,800       2,578,100
Allergan Inc                                5,200         185,250
Alza Corp *                                 6,300         163,012
Amgen Inc                                  17,700         962,437
Bard (C.R.) Inc                             2,700          75,600
Baxter International Inc                   18,700         766,700



   * Non-income producing securities.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                    Shares              Value
                                                    ------              -----
Health Care - (Continued)

Becton Dickinson                                     8,900      $     386,038
Beverly Enterprises *                                4,500             57,375
Biomet Inc                                           7,640            115,555
Boston Scientific Corp *                            12,000            720,000
Columbia/HCA Healthcare                             44,684          1,820,873
Humana Inc                                          10,800            206,550
Johnson & Johnson                                   87,300          4,343,175
Lilly (Eli) & Co                                    37,000          2,701,000
Mallinckrodt Group Inc                               4,500            198,562
Manor Care Inc                                       3,750            101,250
Medtronic Inc                                       16,100          1,094,800
Merck & Co Inc                                      79,200          6,276,600
Pfizer Inc                                          42,500          3,522,188
Pharmicia & Upjohn Inc                              34,335          1,360,524
Rite Aid Corp                                        9,000            357,750
Schering-Plough                                     24,600          1,592,850
St. Jude Medical                                     5,820            248,078
Tenet Healthcare Corp *                             12,600            275,625
United Healthcare Corp                              11,500            517,500
U.S. Surgical Corp                                   4,200            165,375
                                                                -------------
                                                                   30,792,767
                                                                -------------

Materials & Processing - 4.62%

Allegheny Teledyne Inc                               9,705            223,215
Aluminum Company Of America                         11,900            758,625
Applied Materials *                                 11,300            406,094
Barrick Gold Corp                                   24,500            704,375
Battle Mountain Gold 'A'                            11,400             78,375
Bemis Inc                                            2,500             92,188
Bethlehem Steel Corp                                10,500             94,500
Boise Cascade Corp                                   3,800            120,650
Burlington Northern Santa Fe                         9,570            826,609
Burlington Resources Inc                             8,800            443,300
Clorox Co                                            3,800            381,425
Crown Cork & Seal                                    9,000            489,375
Dover Corp                                           7,100            356,775
Dow Chemical                                        15,500          1,214,812
Eastman Chemical Co                                  5,625            310,781
Engelhard Corp                                       7,712            147,492
Freeport McMoRan Copper 'B'                          6,600            197,175
Grace (W.R.) & Co                                   11,000            569,250
Great Lakes Chemical                                 4,700            219,725
Harnischfeger Industries Inc                         3,600            173,250
Hercules Inc                                         6,600            285,450
Inland Steel Indusitries Inc                         3,100             62,000
International Paper                                 19,823            800,354
Johnson Controls Inc                                 2,900            240,337
Loew's Corp                                          8,000            754,000
Louisiana Pacific Corp                               7,000            147,875
Lowe's Co                                           11,900            422,450
Martin Marietta Materials                                1                 23
Mead Corp                                            4,000            232,500
Monsanto Co                                         39,400           1531,675
Moore Limited                                        8,200            167,075
Morton International                                 8,900            362,675
Nalco Chemical Co                                    3,400            122,825
Nucor Corp                                           6,000            306,000
Owens Corning Fiberglass                             2,700            115,087
Pall Corp                                            7,666            195,483
Phelps Dodge Corp                                    4,200            283,500
Placer Dome Inc                                     16,000            348,000
Potlatch Corp                                          600             25,800
Praxair Inc                                          9,500            438,188
Reynolds Metals Co                                   4,200            236,775
Rohm & Haas Co                                       4,700            383,636
Safety Kleen Corp                                    1,600             26,200
Sherwin Williams Co                                  4,800            268,800
Stanley Works                                        6,000            162,000
Stone Container Corp                                 4,412             65,629
Temple Inland Inc                                    4,200            227,325
Timken Co                                            2,800            128,450
Union Camp Corp                                      3,600            171,900
Union Carbide Corp                                   8,100            331,087
Union Pacific Resources Group                       17,526            512,636
USX-US Steel Group                                   6,260            196,407
Westvaco Corp                                        5,200            149,500
Weyerhaeuser Co                                     13,700            649,037
Willamette Industries                                3,900            273,975
Worthington Industries Inc                           4,355             78,934
                                                                -------------
                                                                   1,851,1579
                                                                -------------

    * Non-income producing securities.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                    Shares              Value
                                                    ------              -----
Technology - 11.46%

Advanced Micro Devices *                             7,900      $     203,425
Amdahl Corp                                          6,200             75,175
Apple Computer                                       8,350            174,306
Autodesk Inc                                         3,760            105,280
Automatic Data Processing                           17,900            767,463
Bay Networks Inc *                                  11,900            248,413
Cabletron Systems *                                 11,100            369,075
Ceridian Corp *                                      4,800            194,400
Cincinnati Milacron                                  1,100             24,063
Cisco Systems Inc *                                 43,400          2,761,325
Compaq Computer Corp *                              17,600          1,306,800
Computer Association International                  24,700          1,228,825
Computer Sciences *                                  5,400            443,475
Cuc International Inc *                             26,825            637,094
Data General Corp *                                    100              1,450
Dell Computer Corp *                                12,200            648,125
Digital Equipment Corp *                            10,200            371,025
Eaton Corp                                           5,500            383,625
Emc Corp *                                          15,700            520,063
Frontier Corp                                        4,200             95,025
General Instruments Corp *                           9,000            194,625
Harris Corp                                          2,500            171,562
Hewlett Packard Co                                  68,000          3,417,000
Honeywell Inc                                        8,200            539,150
Ibm Corp                                            34,200          5,164,200
Intel Corp                                          54,540          7,141,331
Intergraph Corp *                                      370              3,793
LSI Logic *                                          8,600            230,050
Lucent Technologies Inc                             41,614          1,924,648
Micron Technology                                   12,800            372,800
Microsoft Corp *                                    78,700          6,502,587
Millipore Corp                                       2,052             84,902
Novell Inc *                                        22,700            214,941
Oracle Systems Corp *                               44,090          1,840,757
Perkin Elmer Corp                                    2,600            153,075
Pitney Bowes Inc                                    10,300            561,350
Raychem Corp                                         3,300            264,412
Raytheon Co                                         16,100            774,812
Rockwell International Corp *                       14,800            900,950
Scientific Atlanta                                   3,000             45,000
Seagate Technology *                                16,100            635,950
Shared Medical Systems Corp                          2,000             98,500
Silicon Graphics *                                  12,144            309,672
Sun Microsystems *                                  23,400            601,087
Tandem Computers Inc *                               9,100            125,125
Tektronix                                            1,600             82,000
Unisys Corp *                                       12,800             86,400
U.S. West Media Group *                             39,200            725,200
Western Atlas Inc *                                  2,900            205,538
Xerox Corp                                          21,800          1,147,225
3 Com Corp *                                        11,500            843,813
                                                                -------------
                                                                   45,920,887
                                                                -------------

Transportation - 3.63%

Air Products & Chemicals                             6,900            476,962
AMR Corp Del *                                       5,800            511,125
Brunswick Corp                                       5,100            122,400
Caliber Systems Inc                                  1,280             24,640
Champion International Corp                          6,700            289,775
Chrysler Corp                                       48,144          1,588,752
Conrail Inc                                          5,434            541,362
Cooper Tire & Rubber Corp                            4,000             79,000
Dana Corp                                            6,000            195,750
Delta Air Lines                                      4,700            333,112
Echlin Inc                                           4,600            145,475
Ford Motor Co                                       79,200          2,524,500
General Motors Corp                                 49,700          2,770,775
General Re Corp                                      5,500            867,625
Genuine Parts Co                                     8,550            380,475
Georgia-Pacific Corp                                 6,400            460,800
Goodrich (B.F.) Co                                   2,700            109,350
Goodyear Tire & Rubber                              11,100            570,262
Norfolk Southern                                     8,700            761,250
Pep Boys                                             3,300            101,475
Ryder Systems Inc                                    6,500            182,812
Santa Fe Pacific Gold Corp                          10,521            161,760
Snap On Inc                                          2,950            105,094
Southwest Airlines                                  10,300            227,887
Union Pacific Corp                                  15,400            925,925
U.S. Air Group Inc *                                 3,100             72,462
                                                                -------------
                                                                   14,530,805
                                                                -------------

    * Non-income producing securities.

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                    Shares              Value
                                                    ------              -----
Utilities - 7.57%

Airtouch Communications Inc *                       33,900      $     855,975
Ameritech Corp                                      35,200          2,134,000
American Electric Power Inc                         10,900            448,262
Andrew Corp *                                        4,050            214,903
AT&T Corp                                          106,400          4,628,400
Baltimore Gas & Electric                             7,550            201,962
Bell Atlantic Corp                                  29,800          1,929,550
Bell South Corp                                     64,700          2,612,262
Centex Corp                                          1,100             41,386
Dominion Resources Inc                              12,750            490,875
DTE Energy Co                                       11,000            356,125
Edison International                                30,700            610,162
Entergy Corp                                        17,200            477,300
FPL Group Inc                                       11,200            515,200
GPU Inc                                              9,400            316,075
GTE Corp                                            62,500          2,843,750
Houston Industry Inc                                18,500            418,563
Niagara Mohawk Power                                 6,200             61,225
NICOR Inc                                            1,800             64,350
Northern States Power Co                             3,400            155,975
Ohio Edison Co                                      12,600            286,650
Oryx Energy Co                                       5,600            138,600
Pacific Enterprises                                  6,200            188,325
Pacific Gas & Electric                              29,100            611,100
Pacific Telesis                                     29,000          1,065,750
Pacificorp                                          18,400            377,200
Peco Energy Co                                      16,800            424,200
PP&L Resources                                       8,200            188,600
Public Service Enterprises                          17,100            465,975
SBC Communications                                  39,000          2,018,250
Southern Co                                         44,200          1,000,025
Sprint Corp                                         23,400            933,075
Texas Utilities Co                                  13,500            550,125
Union Electric Co                                    5,200            200,200
U.S. West Communications                            32,800          1,057,800
Worldcom Corp *                                     56,600          1,475,137
                                                               --------------
                                                                   30,357,312
                                                               --------------

Total Common Stocks (Cost $322,511,260)                           371,982,575
                                                               --------------

Total Investments In Securities
    at market value (Cost $322,511,260)                           371,982,575
                                                               --------------

                                                 Principal
                                                   Amount              Value
                                                   ------              -----
U.S. TREASURY BILLS - 0.20%

    4.860% due 02/13/97 **                    $   800,000            795,396
                                                               -------------

Total U.S. Treasury Bills                                            795,396
                                                               -------------

SECURITIES HELD UNDER REPURCHASE
AGREEMENT - 6.97%

State Street Bank And Trust
    4.000% Due 01/02/97
    (Dated 12/31/96, repurchase price
    of $27,946,209; collateralized by u.s.
    treasury notes - market value
    $27,494,280 and due 02/15/02)              27,940,000         27,940,000
                                                               -------------

Total Securities Held Under Repurchase
    Agreement                                                     27,940,000
                                                               -------------

Total Short-term Investments
    at amortized cost                                             28,735,396
                                                               -------------

TOTAL EQUITY INDEX PORTFOLIO
    (COST $351,246,656)                                        $ 400,717,971
                                                               =============

    * Non-income producing securities.
    ** Securities have been segregated with the custodian to cover margin requirements for open future contracts as of December 31, 1996. See Notes to Financial Statements.

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
Portfolio of Investments
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                   Shares               Value
                                                   ------               -----
PREFERRED STOCKS - 1.60%

Australia - 1.60%

News Corporation Ltd                            1,618,707       $   7,204,217
                                                                -------------

Total Preferred Stocks (Cost $7,016,968)                            7,204,217
                                                                -------------

COMMON STOCKS - 92.74%

Argentina - 1.75%


Telecom De Argentina ADR                           87,700           3,540,888
Telefonica De Argentina ADR                       122,200           3,161,925
YPF Sociedad Anonima                               46,000           1,161,500
                                                                -------------
                                                                    7,864,313
                                                                -------------
Australia - 3.01%


Burns, Philp & Co Ltd                             939,200           1,672,001
Gio Australian Holdings Ltd                     1,913,879           4,897,798
National Australian Bank Ltd                      430,000           5,057,789
Qantas Airways Ltd ADR                            116,900           1,914,238
                                                                -------------
                                                                   13,541,826
                                                                -------------
Austria - 0.69%


Env Energie-Versorgung                              6,720           1,011,833
Mayr-Melnhof Karton AG *                           42,500           2,080,735
                                                                -------------
                                                                    3,092,568
                                                                -------------
Belgium  - 1.01%


Solvoy Npv                                          4,760           2,913,000
Union Miniere Npv *                                23,804           1,612,356
                                                                -------------
                                                                    4,525,356
                                                                -------------
Brazil - 2.20%


Banco Bradesco SA +                               500,000           3,624,025
Lojas Americanas SA +                             262,268           3,458,535
Telebras ADR                                       36,600           2,799,900
                                                                -------------
                                                                    9,882,460
                                                                -------------

Bermuda - 1.40%

ACE Ltd                                            45,000           2,705,625
Partnerre Ltd                                     106,000           3,604,000
                                                                -------------
                                                                    6,309,625
                                                                -------------
Canada - 2.09%

Canadian Imperial Bank Of Commerce                 90,000           3,968,995
London Insurance Group Inc                        220,400           2,926,339
National Bank Of Canada                           250,000           2,525,989
                                                                -------------
                                                                    9,421,323
                                                                -------------
China - 0.21%

Shandong Huaneng Power ADR                         75,000             731,250
Shanghai Hai Xing Shipping                      1,940,000             225,742
                                                                -------------
                                                                      956,992
                                                                -------------
Denmark - 2.80%

Tele Danmark AS                                    85,000           4,686,373
Unidanmark AS                                     152,700           7,900,844
                                                                -------------
                                                                   12,587,217
                                                                -------------
Egypt - 1.99%

Commercial International Bank Ltd *               384,000           5,414,400
Suez Cement Co * ~                                225,000           3,521,250
                                                                -------------
                                                                    8,935,650
                                                                -------------
Finland - 3.87%

Enso-Gutzeit Oy                                   161,000           1,295,620
Kemira Oy                                         290,100           3,659,533
Merita Ltd 'A' *                                1,977,700           6,151,009
Metsa-Serla Oy                                    299,000           2,243,573
Outokumpu Oy                                       48,000             819,522
Upm-Kymmeme Corp                                  155,000           3,253,186
                                                                -------------
                                                                   17,422,443
                                                                -------------
France - 5.95%

Alcatel Alsthom                                    39,455           3,168,563
Banque National De Paris                          107,076           4,142,748
Elf Aquitaine                                      58,000           5,278,112
Eramet Sln                                         13,092             686,132
Pechiney International SA                          83,000           3,476,724
Peugeot SA                                         46,500           5,232,370

   * Non-income producing securities.
   + This represemt number of units; each unit equal 1,000 shares. ~ Purchased in a private placement transaction; resale to the public may require registration.

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                   Shares               Value
                                                   ------               -----
France - (Continued)

Rhone-Poulenc SA                                   65,600       $   2,235,961
Total SA                                           31,380           2,551,514
                                                                -------------
                                                                   26,772,124
                                                                -------------
Germany - 0.59%

Volkswagen AG                                       6,400           2,649,351
                                                                -------------
                                                                    2,649,351
Greece - 0.37%

Ergo Bank SA                                       33,000           1,680,574
                                                                -------------
                                                                    1,680,574
                                                                -------------
Hong Kong - 7.11%

Cheung Kong Holdings Ltd                          940,000           8,355,421
Consolidated Electric                           1,896,800           4,451,085
Hong Kong Electric Holdings                     2,156,600           7,165,896
HSBC Holdings PLC                                 121,068           2,590,569
Hutchison Whampoa Ltd                             300,000           2,356,326
Jardine Matheson Holdings                         531,586           3,508,468
Yizheng Chemical Fibre                         14,608,000           3,550,720
                                                                -------------
                                                                   31,978,485
                                                                -------------
Indonesia - 0.88%

Asia Pulp & Paper Co Ltd ADR *                    185,100           2,105,513
PT Inti Indorayon Utama                           950,000             693,798
PT Lippo Bank Fgn Reg                           1,194,000           1,162,659
                                                                -------------
                                                                    3,961,970
                                                                -------------
Israel - 1.94%

Scitex Corp ADR                                   444,000           4,218,000
Tadiran Ltd                                       161,000           4,528,125
                                                                -------------
                                                                    8,746,125
                                                                -------------
Italy - 6.74%

Fiat Spa                                        2,700,000           8,164,032
Instituto Nazionale Ital                        6,104,000           7,945,655
Stet D Risp Port Non Con                        1,058,000           3,571,970
Telecom Italia Di Risp                          3,170,000           6,181,291
Unicem Unione Cementi *                           680,800           4,440,000
                                                                -------------
                                                                   30,302,948
                                                                -------------
Japan - 0.44%

Sony Corp                                          30,000           1,961,578
                                                                -------------
                                                                    1,961,578
                                                                -------------
Mexico - 1.67%

Cifra B *                                       1,850,000           2,252,378
Panamerican Beverages Inc 'A'                      76,500           3,585,938
Telefonos De Mexico SA ADR                         51,200           1,689,600
                                                                -------------
                                                                    7,527,916
                                                                -------------
Netherlands - 7.07%

ABN Amro Holding                                   30,000           1,951,050
AKZO Nobel Nv                                      27,000           3,686,860
DSM Nv                                             34,000           3,352,196
Ing Groep Nv                                       76,250           2,744,171
Koninklijke Bijenkorf Beheer                       22,050           1,588,396
Koninklijke PTT Nederlanden                       134,235           5,118,374
Macintosh Nv                                      233,000           5,122,953
Philips Electronics Nv                            203,620           8,247,064
                                                                -------------
                                                                   31,811,064
                                                                -------------
New Zealand - 2.28%

Fletcher Challenge Paper                          250,000             513,833
Fletcher Forestry Shares                        3,527,486           5,904,768
Tranz Rail Holdings ADR *                         216,000           3,820,500
                                                                -------------
                                                                   10,239,101
                                                                -------------
Norway - 3.19%

Den Norske Bank                                   920,000           3,523,023
Norske Skogindustrier AS                          166,000           5,549,138
Nycomed Asa 'B' *                                 342,540           5,268,357
                                                                -------------
                                                                   14,340,518
                                                                -------------
Peru - 0.74%

CPT Telefonica Del Peru-Adr                        14,200             268,025
Telefonica De Peru 'B'                          1,648,995           3,068,191
                                                                -------------
                                                                    3,336,216
                                                                -------------
Portugal - 0.23%

Soares Da Costa                                    87,980           1,031,490
                                                                -------------
                                                                    1,031,490
                                                                -------------

   * Non-income producing securities.

PACIFIC SELECT FUND
INTERNATIONAL PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-------------------------------------------------------------------------------
                                                                        Market
                                                     Shares              Value
                                                     ------              -----
South Africa - 0.72%

Iscor                                             2,047,415       $  1,461,658
Sappi Ltd                                           200,000          1,795,447
                                                                  ------------
                                                                     3,257,105
                                                                  ------------
South Korea - 0.40%

Korea Chemical Co                                    26,000          1,784,615
                                                                  ------------
                                                                     1,784,615
                                                                  ------------
Spain - 8.08%

Argentaria                                           98,000          4,383,555
Banco Popular Espanol                                20,000          3,926,399
Dragados Y Const SA                                 612,000          9,423,358
Empresa Nacional De Electric                         22,600          1,607,699
Iberdrola SA                                        386,500          5,475,094
Repsol SA                                           156,170          5,987,579
Sevillana De Electricida                             76,477            868,455
Telefonica De Espana SA                             200,000          4,642,390
                                                                  ------------
                                                                    36,314,529
                                                                  ------------
Sweden - 10.04%

Assidomaen Ab                                       200,000          5,553,161
Electrolux B-F 'B'                                   65,400          3,784,684
Skandia Foersaekrings Ab                            169,000          4,766,512
Skf Ab                                              401,000          9,463,974
Stadshypotek Ab                                     189,000          5,164,878
Svenska Handelsbanken                               152,000          4,353,678
Trelleborg Ab                                       274,000          3,623,730
Volvo Ab 'B'                                        383,000          8,423,487
                                                                  ------------
                                                                    45,134,104
                                                                  ------------
Switzerland - 2.95%

ABB AG                                                1,020          1,265,971
Ascom Holdings AG                                     1,200          1,219,232
Baer Holding AG                                       5,000          5,229,221
Baloise-Holdings                                      1,669          3,346,709
Novartis AG                                           1,920          2,194,080
                                                                  ------------
                                                                    13,255,213
                                                                  ------------
United Kingdom - 10.33%

Albert Fisher Group PLC                           1,320,086            949,472
BICC PLC                                          1,720,090          8,159,462
British Gas PLC                                   2,609,000         10,030,464
Dawson International                                604,000            594,751
National Power PLC                                  569,000          4,764,877
National Westminster Bank                           420,250          4,933,394
Northern Foods PLC                                1,241,800          4,348,861
Powergen PLC                                        260,000          2,549,056
Royal Bank of Scotland Group PLC                    131,493          1,268,899
Smith (W.H.) Group PLC                              322,800          2,374,251
Thames Water PLC                                    618,100          6,483,290
                                                                  ------------
                                                                    46,456,777
                                                                  ------------

Total Common Stocks (Cost $363,545,032)                            417,081,576
                                                                  ------------
                                                  Principal             Market
                                                     Amount              Value
                                                     ------              -----
CONVERTIBLE BONDS - 0.15%

Luxembourg - 0.15%

Arbed SA
    2.500% due 07/15/03                         $ 1,150,000            640,341
                                                                  ------------
Total Convertible Bonds
    (Cost $610,470)                                                    640,341
                                                                  ------------
Total Investment In Securities
    at Market Value (Cost $371,172,470)                            424,926,134
                                                                  ------------

                                                                         Value
                                                                         -----
SHORT-TERM INVESTMENT - 5.51%

Chase Bank London
    5.844% Due 01/02/97                          24,782,169         24,782,169
                                                                  ------------
Total Short-Term Investment
    At Amortized Cost                                               24,782,169
                                                                  ------------
TOTAL INTERNATIONAL PORTFOLIO
    (COST $395,954,639)                                           $449,708,303
                                                                  ============

    See Notes to Financial Statements.

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Portfolio of Investments
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                    Shares              Value
                                                    ------              -----
COMMON STOCKS - 81.77%

Argentina - 1.70%

Banco Frances Del Rio                                5,480      $      51,247
Banco Galicia                                        8,500             51,094
Dalmine Siderar SA                                   1,979              5,701
Dalmine Siderca SA *                                23,494             43,002
Inversiones Y Representaciones GDR                     325             10,359
Molinos Rio De La Plata *                            5,427             19,323
Perez Compancia ADR                                  9,700            136,405
Telefonica De Argentina ADR                          6,730            174,139
YPF Sociedad Anonima ADR                            10,200            257,550
                                                                 ------------
                                                                      748,820
                                                                 ------------

Brazil - 12.06%

Aracruz Celulose SA PNB +                           61,000             99,230
Banco Bradesco SA +                                 83,920            608,256
Banco Itau SA PN +                                     644            278,949
Brasmotor SA +                                         473            131,351
Centrais Eletrobras +                                3,372          1,252,856
Cia Cervejaria Brahma +                                330            180,422
Cia Energetica Minas Ger +                           4,870            165,943
Cia Paulista De Forca E +                              887            105,016
Cia Siderurgica Nacional +                           3,600            102,224
Cia Souza Cruz Ind Com +                            24,400            160,177
Cia Tecidos Norte De Min +                             312             99,588
Cia Vale Do Rio Doce                                15,380            296,082
Duratex SA +                                         1,074             40,309
Petrol Brasileiros +                                 1,680            267,629
Telebras ADR                                        13,050            998,325
Telecomunicacues Brasileiras ADR +                   3,124            224,023
Usinas Siderurgicas Mina +                         145,530            148,486
White Martins SA +                                  97,000            140,052
                                                                 ------------
                                                                    5,298,918
                                                                 ------------
Chile - 1.58%

Banco Santander                                      4,175             62,625
Chilgener SA ADR                                     2,300             48,012
Compania Cervecerias Unidas ADR                      1,350             21,769
Compania De Telefono Chili ADR                       2,040            206,295
Empresa ADR                                          8,375            129,812
Enersis ADR                                          4,950            137,362
Madeco SA ADR                                        1,150             27,887
Maderas Y Sinteticos Sociedad ADR                    1,775             24,850
Sociedad Quimica Y Minera Chile                        640             34,640
                                                                 ------------
                                                                      693,252
                                                                 ------------

Colombia - 1.33%

Banco Ganadero SA ADR ~                              1,900             38,475
Banco Indl Colombiano ADR                           13,100            271,006
Carulla Y Compania ~                                21,140             89,845
Cememtos Diamante ~                                  4,130             53,690
Cemento Paz Del Rio * ~                             10,500            133,063
                                                                 ------------
                                                                      586,079
                                                                 ------------

Hungary - 1.69%

Borsodchem Rt *                                      3,200             78,508
Egis Rt                                              2,000            114,430
Gedeon Richter Rt                                    3,100            177,460
Graboplast Rt                                        2,300             76,212
Magyar Olaj Es Gazipare                             13,500            165,193
Otp Bank Rt                                          7,300            128,241
                                                                 ------------
                                                                      740,044
                                                                 ------------

India - 4.10%

Bajai Auto GDR                                       4,150            141,100
BSES Limited GDR *                                   4,300             88,688
Century Textiles *                                     230             11,615
Eih Limited                                          3,800             89,775
Grasim Industries                                    4,370             66,642
Hindalco Industries                                 10,200            251,226
Indian Aluminium                                    11,500             58,075
Indian Hotels Co Limited                             5,700            144,267
Indian Rayon & Industries GDR                        7,800             66,300
Larsen & Tourbro Limited                             7,500            108,750
Raymond Limited *                                    9,300             55,800
Reliance Industries GDS *                            8,010             96,120


   * Non-income producing securities.

   + This represent number of units; each unit equal 500 shares.

   ~ Purchased in a private placement transaction; resale to the public may require registration.

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

-----------------------------------------------------------------------------
                                                                       Market
                                                       Shares           Value
                                                       ------           -----

India - (Continued)

State Bank of India *                                  14,300   $     248,391
Steel Authority of India                                5,400          51,908
Tata Engineering & Loco Co GDR                         30,120         320,176
                                                                -------------
                                                                    1,798,833
                                                                -------------

Indonesia - 3.33%

Bank International Indonesia                          247,904         244,021
Bimantara Citra                                       172,000         229,382
P.T. Hm Sampoerna                                      42,000         224,047
P.T. Semen Gresik                                      68,000         218,798
Telekomunikasi Indonesia ADR                           11,600         400,200
United Tractors                                        70,500         147,746
                                                                -------------
                                                                    1,464,194
                                                                -------------

Israel - 5.30%

Bezek *                                                56,300         136,623
Bank Hapoalim BM *                                    208,200         329,977
Blue Square Israel ADR *                               15,800         225,150
Clal Industries Limited                                31,800         152,082
Elite Industries *                                     30,900         151,684
ICL Israel Chemical *                                 258,400         223,095
Koor Industries *                                       2,505         218,345
Osem Investment *                                      26,850         150,928
Super Sol *                                             7,340         179,794
Tadiran Limited *                                      52,491         238,735
Tadiran Telecommunications                              4,425          99,009
Teva Pharmaceutical ADR *                                 442         221,454
                                                                -------------
                                                                    2,326,876
                                                                -------------

Malaysia - 12.45%

DCB Holdings Berhad                                    93,000         318,531
Edaran Otomobil Nasional                               30,000         299,941
Gamuda Berhad Rights *                                100,333         425,091
Ioi Properties Berhad                                  94,000         305,207
Jaya Tiasa Holdings                                   101,000         535,894
Land & General Holdings                               143,000         342,566
Metacorp Berhad                                       133,000         339,675
Perusahaan Otomobil Nas                                51,000         323,104
Public Bank Berhad Foreign                            216,666         458,984
Road Builder (M) Holdings Berhad                       66,000         373,708
Sungei Way Holdings Berhad *                          126,000         374,183
Telekom Malaysia                                       67,000         596,912
UMW Holdings Berhad                                    69,000         322,392
United Engineers                                       50,000         451,396
                                                                -------------
                                                                    5,467,584
                                                                -------------

Mexico - 10.01%

Apasco SA                                              18,500         126,696
Cemex SA                                               76,500         275,051
Cifra SA 'B'                                          206,478         251,911
Controladora Coml Mexica *                             74,204          68,699
Desc SA 'B' *                                          43,000         234,496
Desc SA 'C' *                                             250           1,360
Empresas Ica Sociedad                                   6,089          89,501
Empresas Moderna SA                                    26,600         131,566
Fomento Economico Mexica                               43,471         148,854
Grupo Carso SA De Cv                                   53,500         282,936
Grupo Financiero Banamex *                            245,129         481,864
Grupo Industrial Alfa                                  33,000         153,595
Grupo Mexico SA *                                      59,000         182,575
Grupo Modelo SA De Cv                                  32,632         189,129
Grupo Televisa                                          5,600         143,500
Industrias Penoles SA                                  61,800         218,671
Kimberly Clark De Mexico                               12,756         251,561
Telefonos De Mexico ADR                                32,500       1,072,500
Tubos De Acero De Mexico *                              5,961          94,121
                                                                -------------
                                                                    4,398,586
                                                                -------------

Pakistan - 0.42%

Engro Chemical *                                        6,100          20,470
Fauji Fertilizer Co *                                  23,500          39,577
Faysal Bank *                                          18,100           9,551
Hubco GDR *                                             1,960          41,160
Pakistan State Oil *                                    6,760          43,684
Pakistan Telecom                                          250          16,875
Sui Southern Gas Pipeline *                            18,745          11,225
                                                                -------------
                                                                      182,542
                                                                -------------

   * Non-income producing securities.

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996


-------------------------------------------------------------------
                                                             Market
                                             Shares           Value
                                             ------           -----
Peru - 1.28%

Backus Y Johnston                            20,128    $     17,338
Banco Wiese ADR                               3,300          19,387
Creditcorp ADR                                4,262          78,847
Enrique Ferreyros                            12,500          11,964
Luz Del Sur *                                43,000          51,692
Minas Buenaventura 'A'                        3,424          24,907
Minas Buenaventura 'B'                          531           4,381
Minsur SA                                     4,152          14,386
Southern Peru Copper                          6,361          22,039
Telefonica De Peru 'B'                      170,708         317,627
                                                       ------------
                                                            562,568
                                                       ------------

Philippines - 3.73%

Ayala Corp                                  217,800         236,019
Metro Bank Trust Co                          14,075         347,861
Petron Corp                                 449,300         152,044
Philippine Long Distance Telephone            4,500         229,500
San Miguel Corp                              86,690         382,359
Sm Prime                                  1,125,800         291,081
                                                       ------------
                                                          1,638,864
                                                       ------------

Poland - 3.56%

Bank Rozwoju Eksportu                        12,700         380,770
Bank Slaski SA                                2,140         217,850
Debica *                                      9,850         219,774
Elektrim                                     62,790         569,147
Polifarb                                     31,640         175,386
                                                       ------------
                                                          1,562,927
                                                       ------------
Portugal - 3.02%

Banco Totta & Acores                          8,000         150,770
Cimpor Cimentos De Portugal                   7,400         159,209
Investec *                                    4,900         151,595
Jeronimo Baby Shares *                        1,640          83,496
Jeronimo Martins                              3,279         169,021
Portugal Telecom                             13,600         387,444
Sonae Industria E Investmentos                7,150         226,275
                                                       ------------
                                                          1,327,810
                                                       ------------

South Africa - 5.60%

Barlow Limited                               10,621          94,212
De Beers Centenary                           10,490         301,012
Driefontein *                                25,000         263,172
Gencor                                       58,933         214,141
Liberty Life Associates of Africa             7,038         176,382
Metro Cash                                   43,839         145,240
Murray Roberts Holdings                      22,462          50,412
Nasionale Pers                               15,450         142,826
Nedcor * ~                                   19,047         262,087
Norwich Holdings                             51,837          90,855
Rembrandt Group                              31,117         277,682
Sasol Limited                                11,100         131,677
Smith C.G. Limited                           16,642          81,280
South African Breweries                       9,102         230,541
                                                       ------------
                                                          2,461,519
                                                       ------------

South Korea - 4.09%

Cho Hung Bank                                12,560         100,064
Daewoo Securities Co *                       13,100         168,982
Hanwha Chemical Corp                         13,900         107,746
Korea Electric Power                         21,150         634,200
Korea Fund                                   44,500         667,500
Korean Air                                      490           7,991
Samsung Electronics Co                        1,870         109,419
                                                       ------------
                                                          1,795,902
                                                       ------------
Taiwan - 0.98%

Acer Inc GDR *                                8,700          80,910
Advanced Semiconductor *                      5,500          53,515
Asia Cement GDS                               1,900          34,865
China Steel GDS                               5,740         114,369
Evergreen Marine*                             3,200          63,616
GVC Corp GDR *                                5,100          38,887
President Enterprise GDS *                    2,400          42,900
                                                       ------------
                                                            429,062
                                                       ------------

   * Non-income producing securities.
   ~ Purchased in a private placement transaction; resale to the public may require registration.

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Portfolio of Investments (Continued)
December 31, 1996

--------------------------------------------------------------------------------
                                                                         Market
                                                      Shares              Value
                                                      ------            -------
Thailand - 2.43%

Bangkok Bank Public Co                                 42,800   $       413,752
Cogeneration PLC *                                     27,200           101,255
Electricity Generating                                 34,000            92,773
Krung Thai Bank Public Co Limited                      65,700           126,770
Phatra Thanakit Co                                     24,500            69,716
Thai Farmers Bank Public                               24,700           154,050
Total Access Comm                                      16,000           110,400
                                                                ---------------
                                                                      1,068,716
                                                                ---------------
Turkey - 3.11%

Adana Cimento +                                       897,000            95,945
Akaltekstil +                                         531,750            72,567
Akbank +                                              642,000           174,633
Arcelik +                                             579,750           117,607
Demirbank +                                         1,174,000            81,189
Eczacibasi Yapi * +                                 1,217,000            98,751
Erciyas Biracilik +                                   374,000            81,042
Eregli Demir Ve Celik FA +                            392,500            94,099
Goodyear +                                             87,500            79,069
Izmir Demir Celik * +                               4,931,500            82,760
Migros Turk Tas +                                      42,875           104,766
Netas Telekomunik +                                   354,500           160,171
Turk Sise Ve Cam Fabrika * +                          472,500           100,207
Yapi Ve Kredi Bank +                                  493,500            24,573
                                                                ---------------
                                                                      1,367,379
                                                                ---------------

Total Common Stocks (Cost $36,020,113)                               35,920,475
                                                                ---------------
                                                   Principal             Market
                                                    Amount                Value
                                                    ------                -----
CORPORATE BONDS & NOTES - 0.17%

Taiwan - 0.17%

Far Eastern Department Stores
    3.000% due 07/06/01                         $     70,000             73,850

Total Corporate Bonds & Notes
    (Cost $72,450)                                                       73,850
                                                                ---------------

CONVERTIBLE BONDS - 0.28%

Taiwan - 0.28%

Formosa Chemical
    1.750% due 07/19/01                               40,000             44,900
Nan Ya Plastics
    1.750% due 07/19/01                               70,000             79,800
                                                                ---------------
                                                                        124,700
                                                                ---------------

Total Convertible Bonds (Cost $118,425)                                 124,700
                                                                ---------------

Total Investments In Securities
     at Market Value (Cost $36,210,988)                              36,119,025
                                                                ---------------
                                                                          Value
                                                                          -----

SHORT-TERM INVESTMENT - 17.78%

Chase Bank London
    5.844% due 01/02/97                            2,311,800          2,311,800
Chase Manhatten Bank
    5.500% due 01/02/97                            5,500,000          5,500,000
                                                                ---------------
Total Short-term Investments
    at Amortized Cost                                                 7,811,800
                                                                ---------------

TOTAL EMERGING MARKETS
    PORTFOLIO (COST $44,022,788)                                $    43,930,825
                                                                ===============

    * Non-income producing securities.
    + This represent number of units; each unit equal 1,000 shares. See Notes to Financial Statements.

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

In accordance with Rule 30d-1 under the Investment Company Act of 1940, the Pacific Select Fund (the "Fund") is required to furnish certain information regarding any matters submitted to a vote of the Fund's shareholders. Shareholders of record on October 24, 1996, representing 108,404,653 shares, were notified that a Special Meeting of Shareholders (the "Meeting") would be held at the offices of the Fund on December 17, 1996. 100% of the outstanding shares were voted. A brief description of each matter voted upon as well as the voting results of the aforementioned Meeting are outlined in the table below:

                                                                                                                  Total
                                                                                                                Outstanding
                        Proposal                              Votes For       Votes Against      Abstentions      Shares
                        --------                              ---------       -------------      -----------      ------
                                                            Number  Percent*  Number  Percent*  Number  Percent*
                                                            ------  -------   ------  -------   ------  -------
Addendum to the Portfolio Management Agreement with:

Pacific Investment Management Company ("PIMCO") for
the Managed Bond Portfolio that decreases the portfolio
management fee paid by Pacific Mutual                     19,534,620   93.5%  434,859     2.1%   924,663     4.4%   20,894,142

PIMCO for the Government Securities Portfolio that
decreases the portfolio management fees paid by Pacific
Mutual                                                     8,148,891   94.7%   59,661     0.7%   398,054     4.6%    8,606,606

Columbus Circle Investors for the Aggressive Equity
Portfolio that decreases the portfolio management fee
paid by Pacific Mutual                                     3,217,497   96.3%   16,726     0.5%   105,629     3.2%    3,339,852

Janus Capital Corporation for the Growth LT Portfolio
that decreases the portfolio management fee paid
by Pacific Mutual                                         22,427,582   94.9%  384,280     1.6%   813,974     3.5%   23,625,836

J.P. Morgan Investment Management Inc. ("J.P. Morgan
Investment") for the Equity Income Portfolio that
decreases the portfolio management fee paid by Pacific
Mutual                                                    18,482,587   95.7%  163,928     0.9%   658,692     3.4%   19,305,207

J.P. Morgan Investment for the Multi-Strategy Portfolio
that decreases the portfolio management fee paid
by Pacific Mutual                                         13,268,899   96.1%   69,488     0.5%   474,255     3.4%   13,812,642

Greenwich Street Advisors, a division of Mutual Funds
Management Inc., ("Greenwich") for the Equity Portfolio
that decreases the portfolio management fee paid by
Pacific Mutual                                             8,734,164   95.4%   81,881     0.9%   338,662     3.7%    9,154,707

Greenwich for the Bond and Income Portfolio that decreases
the portfolio management fee paid by Pacific Mutual        6,016,623   95.5%   66,489     1.1%   216,199     3.4%    6,299,311

Blairlogie Capital Management for the Emerging Markets
Portfolio that decreases the portfolio management fee
paid by Pacific Mutual                                     3,216,506   95.6%   34,876     1.0%   114,968     3.4%    3,366,350

* Based on total shares outstanding.